As filed with the Securities and Exchange Commission on May 29, 2003
                                      Securities Act Registration No. 333-102578
                               Investment Company Act Registration No. 811-21283
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

           [x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        [X] Pre-Effective Amendment No. 4
                        [ ] Post-Effective Amendment No.
                                     and/or
       [x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               [X] Amendment No. 4

                         EXCELSIOR BUYOUT INVESTORS, LLC
               (Exact name of registrant as specified in charter)
                225 HIGH RIDGE ROAD, STAMFORD, CONNECTICUT 06905
(Address of Principal Executive Offices (Number, Street, City, State, Zip Code))
                                 (203) 352-4494
              (Registrant's telephone number, including area code)

                               DOUGLAS A. LINDGREN
                         EXCELSIOR BUYOUT INVESTORS, LLC
                225 HIGH RIDGE ROAD, STAMFORD, CONNECTICUT 06905
                    (Name and Address of Agents for Service)

                                   COPIES TO:

MICHAEL R. ROSELLA, ESQ.                         ALISON BAUR, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP            CHARLES SCHWAB & CO., INC.
75 EAST 55TH STREET                              101 MONTGOMERY STREET
NEW YORK, NEW YORK  10022                        MAILSTOP SF120KNY-4
PHONE NO.: (212) 318-6800                        SAN FRANCISCO, CALIFORNIA 94104
FAX NO.: (212) 319-4090                          PHONE NO.: (415) 636-3252
                                                 FAX NO.: (415) 636-5236

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box............................................[ X ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to Section 8(c)

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                                   Proposed
                                                               Maximum Offering      Maximum
Title of Securities Being                    Proposed Amount        Price           Aggregate            Amount of
Registered                                   being Registered     Per Unit*       Offering Price*    Registration Fee*(1)

Units of Membership Interests (without par
value)......................................  50,000 units         $1,000            $50,000,000           $4,600
===========================================================================================================================

*   Estimated solely for the purpose of calculating the registration fee.

(1) The required filing fee has been previously paid pursuant to the filing of the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on January 17, 2003 (accession number 0001116679-03-000090).

      This registration statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933.

                         EXCELSIOR BUYOUT INVESTORS, LLC

                              CROSS REFERENCE SHEET



Part A Item Number                                      Location in Prospectus
------------------                                      ----------------------
1. Outside Front Cover                                  Outside Front Cover

2. Cover Pages, Other Offering Information              Inside Front and Outside Back
                                                        Cover Page
3. Fee Table & Synopsis                                 Fee Table; Prospectus Summary

4. Financial Highlights                                 Not Applicable

5. Plan of Distribution                                 The Offering; Selling
                                                        Arrangements

6. Selling Shareholders                                 Not Applicable

7. Use of Proceeds                                      Use of Proceeds

8. General Description of Registrant                    Outside Front Cover; The
                                                        Company; Investment Objective
                                                        and Policies; Risk Factors

9. Management                                           Management

10. Capital Stock, Long-Term Debt and Other             Description of Units
Securities

11. Defaults and Arrears on Senior Securities           Not Applicable

12. Legal Proceedings                                   Not Applicable

13. Table of Contents of Statement of Additional        Table of Contents of Statement
Information                                             of Additional Information

Part B - Item Number
14. Cover Page                                          Cover Page
15. Table of Contents                                   Cover Page


                                   PROSPECTUS

                         EXCELSIOR BUYOUT INVESTORS, LLC

                                  $100,000,000

                          Units of Membership Interest

                          Minimum Subscription--$25,000

        Excelsior Buyout Investors, LLC, or the "Fund," is a newly organized, non-diversified, closed-end management investment company that has registered its securities under the Securities Act of 1933, as amended (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's investment objective is to achieve long-term capital appreciation. The Fund intends to pursue its objective by investing primarily in a broad-based portfolio of value-oriented buyout funds whose sponsors in turn will invest in existing businesses in leveraged buyout transactions. These buyout funds in which the Fund will invest are generally not registered under the Investment Company Act and the interests in these funds are generally not registered under the Securities Act. The Fund's focus will be on the North American "Middle-Market" segment of the buyout market while also potentially having some exposure to distressed investing and European buyouts. See "The Fund" and "Investment Objective and Strategies." There is no assurance that the Fund's objective can be achieved.

        This prospectus contains information you should know before investing, including risk information. Please read it before you invest and keep it for future reference. Additional information about the registrant has been filed with the Securities and Exchange Commission (the "Commission") and is available upon written or oral request without charge. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission. You may also request a free copy of this information by writing or calling the Fund at U.S. Trust Company, N.A., 225 High Ridge Road, Stamford, Connecticut 06905 at (203) 352-4494.

        AN INVESTMENT IN THE FUND WILL BE ILLIQUID UNTIL ITS UNDERLYING INVESTMENTS ARE LIQUIDATED. INVESTORS MUST BE WILLING AND ABLE TO BEAR THE RISKS OF AN INVESTMENT IN THE FUND UNTIL THAT TIME.

        THESE ARE SPECULATIVE SECURITIES. YOU SHOULD INVEST ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. SEE "PRINCIPAL RISK FACTORS RELATING TO THE FUND" BEGINNING ON PAGE 21.

        NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PRICE TO           SALES             PROCEEDS TO
                         PUBLIC (1)         LOAD(2)        REGISTRANT OR OTHER
                                                                PERSONS(3)

Per Unit                   $1,000            None
Total Minimum            $50,000,000         None              $49,550,000
Total Maximum           $100,000,000         None              $99,550,000
---------------

(1) The minimum initial investment in the Fund is $25,000, subject to waiver. Units are made available through Charles Schwab & Co., Inc., a registered broker-dealer and the Fund's distributor (the "Distributor"). The first subscription closing will be held on or about the fifth business day after receipt by the Fund of subscriptions totaling $50,000,000 (or such lesser amount as determined by the Managing Member in its sole discretion) (the "Minimum Subscription Amount"). The Fund may continue to offer Units at net asset value and accept subscriptions for such Units from time to time at subsequent subscription closings until September 30, 2003, subject to extension. If the Minimum Subscription Amount has not been obtained by such date, or extension, the Managing Member may elect to terminate the offering.

(2) The Investment Adviser has agreed to reimburse the Distributor for its out-of-pocket expenses in connection with this offering.

(3) The Fund expects to incur organizational and offering expenses of approximately $450,000.



              The date of this prospectus is ____________________.

        The Fund reserves the right to withdraw, cancel or modify the offering and to reject any subscription in whole or in part. The Fund will not accept proceeds until the Minimum Subscription Amount has been obtained. Payments transmitted by subscribers to the Fund, or to the Distributor, for investment in the Fund prior to the applicable closing date will be deposited in an interest-bearing bank escrow account with PNC Bank, Delaware pending closing. Each subscriber's pro rata share of the interest earned in the escrow account will be used to purchase full or fractional shares of the Fund. See "The Offering."

        U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust - Connecticut Fund Advisers Division, will serve as investment adviser to the Fund (the "Investment Adviser") and will be responsible for the management of the Fund's assets and monitoring the performance of the Fund's investments. Excelsior Buyout Management, LLC (the "Managing Member") will serve as the Managing Member of the Fund and will be responsible for the day-to-day management of the Fund. Units may be purchased only by persons who represent to the Fund that he, she or it (i) has at least $750,000 under the management of the Investment Adviser and its affiliates, or (ii) prior to his, her or its subscription to the Fund (a) has a net worth of more than $1,500,000 or (b) has $5 million in investments (if an individual) or $25 million in investments (if an institution) and who makes the other representations included in the Subscription Agreement to be entered into by each investor.

                                TABLE OF CONTENTS
                                                                            Page

FEE TABLE......................................................................1

PROSPECTUS SUMMARY.............................................................3

THE FUND......................................................................16

INVESTMENT OBJECTIVE AND STRATEGIES...........................................16

PRINCIPAL RISK FACTORS RELATING TO THE FUND...................................20

INVESTMENT RESTRICTIONS.......................................................28

STRATEGY OF THE UNDERLYING FUNDS..............................................29

RISKS ASSOCIATED WITH UNDERLYING FUNDS........................................33

THE OFFERING..................................................................34

USE OF PROCEEDS...............................................................36

MANAGEMENT....................................................................36

ESTIMATED COMPENSATION TABLE..................................................42

CODE OF ETHICS................................................................48

CONTROL PERSONS...............................................................48

PORTFOLIO TURNOVER............................................................48

VALUATION.....................................................................49

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS.....................................51

ERISA CONSIDERATIONS..........................................................60

DESCRIPTION OF UNITS..........................................................62

SELLING ARRANGEMENTS..........................................................66

LEGAL MATTERS.................................................................67

INDEPENDENT AUDITORS..........................................................67

AVAILABLE INFORMATION.........................................................67

REPORTS TO MEMBERS............................................................67

FINANCIAL STATEMENTS..........................................................68

                                    FEE TABLE

Unitholder Transaction Expenses

Sales Load (as a percentage of offering price).............................None*

Annual Expenses (as a percentage of net assets attributable to Units)
      Management Fees**....................................................1.00%
      Other Expenses***....................................................0.50%
      Total Annual Expenses................................................1.50%
---------------

* The Investment Adviser has agreed to reimburse the Distributor its out-of-pocket expenses incurred in connection with this offering.

** The Management Fee will be payable at the annual rate of 1.00% of the net asset value of the Fund, determined and payable at the end of each fiscal quarter. The Investment Adviser has agreed to waive this fee during the subscription period, which will end on the final subscription closing date (not later than September 30, 2003, subject to extension). The Investment Adviser is also entitled to an "Incentive Carried Interest" in an amount equal to 5% of all distributions to the members of the Fund in excess of their capital contributions, subject to prior payment to the members of a preferred return of 8%. See "Management" and "Capital Accounts, Allocations and Distributions."

*** "Other Expenses" are based on estimated amounts for the current fiscal year, and include among other things, administration fees, legal fees, the independent auditor's fees, printing costs and fees payable to the managers of the Board of Managers who are independent.

      "Other Expenses" do not include fees and expenses charged by the Underlying Funds in which the Fund will invest. The Investment Adviser has not identified the Underlying Funds in which the Fund will invest at this time. However, funds similar to the Underlying Funds typically charge an annual advisory fee on the aggregate net asset value of such fund and an incentive fee or incentive allocation on the net profits of such fund. The overall fees and expenses of the Fund, including the Incentive Carried Interest borne by investors, will be higher than the fees and expenses of most other registered investment companies, but generally will be similar to those of private investment funds and certain other registered investment companies with investment programs similar to those of the Fund. As a result of the Fund's fees and expenses, the returns for Fund investors will be lower than those of investors who invest in the Underlying Funds directly.

EXAMPLE                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------                              ------     -------     -------     --------

You would pay the following
  expenses on a $1,000 investment,
  assuming a 5% annual return:
Example (1).......................    $ 15       $ 47         $ 82        $ 179

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

        The Fee Table summarizes the aggregate expenses of the Fund in order to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's investments in private funds will also cause an investor, indirectly through the Fund, to bear his, her or its pro rata share of the fees, expenses and any carried interest or incentive compensation paid by such funds. For a more complete description of the various costs and expenses, see "Management" and "Capital Accounts, Allocations and Distributions."

---------------

(1) Assumes a management fee of 1.00% of the Fund's net asset value and other expenses of 0.50% of the Fund's net assets (and does not include the Incentive Carried Interest because the assumed rate of return of 5% in the Example is below the Fund's preferred rate of return of 8%).

                               PROSPECTUS SUMMARY

    This summary is qualified in its entirety by reference to the more detailed information included in this prospectus and to the Fund's operating agreement (the "Operating Agreement") attached hereto as Appendix A.

    THE FUND The Fund is a Delaware limited liability company formed on January 7, 2003. The Fund is a closed-end, non-diversified management investment company that has registered its securities under the Securities Act of 1933, as amended (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund provides investors with the opportunity to participate, with a minimum investment of $25,000, in value-oriented, buyout-focused funds managed by unaffiliated third parties. "Value-oriented" refers to companies that are determined to be favorably priced by fundamental measures of their intrinsic value. "Buyout focused" funds are funds that use their capital to purchase a controlling interest in corporations in order to take over the assets or operations of such corporations. These investment opportunities are generally not available to the public and typically require substantially larger commitments than the minimum investment in the Fund. See "The Fund," "Principal Risks Relating to the Fund," "The Offering" and "Description of Units."

    INVESTMENT  OBJECTIVE      The  Fund's  investment  objective  is to achieve
    AND POLICIES;              long-term capital appreciation. Current income is
    UNDERLYING FUNDS           not an objective.  The Fund currently  intends to
                               achieve  its   objective   primarily   by  making
                               investments  in  8 to 12  (when  fully  invested)
                               underlying  domestic  buyout-focused  funds  that
                               offer the potential for capital appreciation. The
                               Fund expects to
                               invest  at least 70% of its  assets  in  domestic
                               private  equity buyout  funds.  The Fund may also
                               seek  to  invest  up to  30%  of  its  assets  in
                               European  buyout  funds and funds that  invest in
                               companies  involved in  corporate  restructurings
                               and   other   similar    transactions   such   as
                               liquidations,     spinoffs    or     bankruptcies
                               (distressed   investing)    (collectively,    the
                               "Underlying Funds").

                               The Underlying Funds are intended to be a broad-based group of leading value-oriented, private equity funds that focus primarily on leveraged buyout transactions (transactions in which a substantial portion of the purchase price is funded through borrowing). "Private equity" is an investment strategy that involves the purchase of equity in a private transaction. The Underlying Funds investment programs will focus primarily on buyouts of middle-market companies (consisting of companies with enterprise values ranging from $50 million to $1 billion). The Underlying Funds' investment programs will also focus on investing in or purchasing controlling interests in mature private or public companies. After assuming a controlling interest in such companies, the Underlying Funds will endeavor to cause their portfolio companies to concentrate financial resources in more profitable directions and may divest unprofitable divisions or products.

                               There can be no assurance that the Fund or the Underlying Funds will achieve their investment objectives. See "Investment Objective and Strategies," "Principal Risks Relating to the Fund," and "Risks Associated with Underlying Funds."

    INVESTMENT ADVISER         U.S.  Trust  Company,  N.A., a Connecticut  state
                               chartered bank and trust company, acting through its registered investment advisory division, U.S.
                               Trust - Connecticut Fund

                               Advisers Division, will serve as investment adviser to the Fund (the "Investment Adviser" or "U.S. Trust Company"). The Investment Adviser will be responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund's investments in the Underlying Funds.

    MANAGING MEMBER            Excelsior Buyout  Management,  LLC (the "Managing
                               Member") will be the Managing  Member of the Fund
                               pursuant to the operating  agreement of the Fund.
                               The Managing  Member will be responsible  for the
                               day-to-day   management   of  the  Fund  and  for
                               providing,  or  arranging  for third  parties  to
                               provide,   administrative   services   reasonably
                               necessary  for the  operation of the Fund and the
                               conduct   of   its   business   subject   to  the
                               supervision   of  the  Board  of  Managers.   The
                               Managing Member will make an investment in the Fund in exchange for Units.

    MANAGEMENT FEE;            The  Fund  will  pay  the  Investment  Adviser  a
    INCENTIVE CARRIED          management  fee at an annual  rate equal to 1.00%
    INTEREST                   of the  Fund's  net asset  value  determined  and
                               payable as of the end of each fiscal quarter. The
                               Investment   Adviser  has  agreed  to  waive  its
                               management   fee  for   the   Fund   during   the
                               subscription  period, which will end on the final
                               subscription   closing   date  (not   later  than
                               September 30, 2003, subject to extension).

                               After the members of the Fund (the "Members") have received distributions equal to the amount of their capital contributions and a cumulative preferred annual rate of return of 8% on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to the Members in excess of their capital contributions (the "Incentive Carried Interest").

                               For example, if a Member invested $100,000 in the Fund and received $50,000 after four years and $50,000 after five years, then the Incentive Carried Interest would not be available until an additional $36,000 was paid to the Member ($32,000 for the four years in which $100,000 remained unreturned and $4,000 for the fifth year in which $50,000 remained unreturned).

                               Investors in the Fund will indirectly bear their pro rata portion of the fees and expenses payable by the Fund to the Investment Adviser and the Managing Member and by the Underlying Funds in
                               which the Fund invests to their advisers (including management and performance fees).

    ADMINISTRATOR              PFPC Inc. (the "Administrator"), performs certain
                               administration,  accounting and investor services
                               for  the  Fund.   In   consideration   for  these
                               services,  the Fund will pay the Administrator an
                               annual   fee,   payable    monthly,    equal   to
                               approximately .07% to .105% of the Fund's average net assets, subject to a minimum monthly fee of approximately $4,200, and will reimburse the Administrator for certain of the Administrator's expenses.

    INVESTOR                   Each  subscriber  will be required  to  complete,
    QUALIFICATIONS;            execute and deliver to the Fund an executed  copy
    SUBSCRIPTION PROCESS       of a subscription  agreement  (the  "Subscription
                               Agreement"), which will form a binding contract of the investor. Units may be purchased only by persons who represent to the Fund that he, she or it (i) has at least $750,000 under the management of the Investment Adviser and its affiliates, or
                               (ii) prior to his, her or its subscription to the Fund (a) has a net worth of more than

                               $1,500,000 or (b) has $5 million in investments (if an individual) or has $25 million in investments (if an institution) and who make the other representations included in the Subscription Agreement to be entered into by each investor.

                               The Fund intends to notify investors of the dates of the closings and acceptance of investors' subscriptions. Pursuant to the Subscription Agreement, a Member's (as hereinafter defined) subscription amount is required to be paid on or before the final subscription closing date (not later than September 30, 2003, subject to extension). At the first subscription closing, the Fund will issue one Unit for each $1,000 of capital contribution. Thereafter, Units will be issued at net asset value. Certificates for Units may be issued by the Fund, in the sole discretion of the Managing Member.

    MINIMUM INVESTMENT         The minimum  subscription amount is $25,000.  The
                               Fund has the right to waive this minimum amount, at its discretion. See "The Offering."

    THE OFFERING               The Fund is offering investors the opportunity to
                               subscribe  to make capital  contributions  to the
                               Fund in exchange for membership  interests in the
                               Fund.   The  Fund  is  seeking  $100  million  in
                               aggregate  capital from investors.  The Fund will
                               have   an   initial   closing   if  it   receives
                               subscriptions  totaling  at least $50 million (or
                               such lesser  amount as determined by the Managing
                               Member  in its  sole  discretion)  (the  "Minimum
                               Subscription Amount"). The Fund is offering up to
                               100,000 units of membership  interests at a price
                               per unit of $1,000 (the "Units").  Units are made
                               available  through  Charles Schwab & Co., Inc., a
                               registered    broker-dealer    and   the   Fund's
                               distributor (the "Distributor"). The offering will terminate on September 30,

                               2003, subject to acceleration or extension by the Managing Member to a date not later than December 31, 2003 (the "Termination Date"). If the Minimum Subscription Amount has not been obtained by the Termination Date, the Managing Member may elect to terminate the offering and all proceeds from the offering that have been placed in escrow will be refunded to investors with any interest earned thereon.

                               The Fund expects to have its first closing (the "first subscription closing") approximately five business days after the Fund receives subscriptions totaling at least the Minimum Subscription Amount. The Fund may continue to accept subscriptions for Units from time to time at subsequent closings (each a "subsequent subscription closing") until the Termination Date. The Investment Adviser has agreed to reimburse the Distributor its out-of-pocket expenses incurred in connection with this offering. Generally, units will be sold by the Distributor to investors who are customers of the Investment Adviser and its affiliates.

                               Payments transmitted by subscribers to the Fund, or to the Distributor, for investment in the Fund prior to the applicable closing date will be deposited in an interest-bearing bank escrow account with PNC Bank, Delaware pending each closing. Any checks should be made payable to PNC Bank Delaware, as "Escrow Agent," and must be transmitted by the Distributor directly to PFPC Inc. as Escrow Administrator by noon of the next business day after receipt. Funds deposited into escrow accounts will be invested in accordance with Rule l5c2-4 of the Securities Exchange Act of 1934 until the relevant subscription closing or the termination of the offering. In the event the Fund rejects a subscriber's Subscription Agreement or a subscriber elects to withdraw his, her or its subscription prior to his, her or its subscription closing date, PFPC Inc. will promptly deliver to such subscriber all funds received; any interest earned on such funds will be returned within five business days of the next subscription closing after such rejection or withdrawal.

    USE OF PROCEEDS            The Fund  intends to invest the net  proceeds  of
                               this offering in accordance  with its  investment
                               objective  and  principal  strategies  as soon as
                               practicable  after receipt of investor funds. The
                               Fund anticipates that there will be a significant
                               period of time (up to two years)  before the Fund
                               becomes  fully  invested or  committed.  The Fund
                               intends  to invest or commit to invest  more than
                               50% of the  proceeds  from  the  offering  in the
                               Underlying  Funds within one year after the final
                               subscription  closing date. A delay is common for
                               companies such as the Fund. The limited number of
                               potential  funds that may  qualify as  Underlying
                               Funds  coupled with the limited  availability  of
                               such funds,  given that they are not publicly and
                               continuously  offered,  will  affect  the  Fund's
                               investment   period.   However,   the  Investment
                               Adviser, consistent with its fiduciary duties and
                               the  requirements of the Investment  Company Act,
                               will invest the proceeds of this offering as soon
                               as practicable  after receipt of investor  funds.
                               Pending  investment in the Underlying  Funds, the
                               Fund   will   invest   available   cash  in  cash
                               equivalents and other short-term money market instruments. See "Use of Proceeds."

    ALLOCATIONS                The Fund has been  formed as a  Delaware  limited
                               liability company and as such is governed by Delaware law and an operating agreement that defines many of the rights and responsibilities of the Board of Managers and members. A copy of the Operating Agreement is attached hereto as Appendix A.

                               Investors in the Fund will become Members in the Fund, which will establish a capital account for each Member. Capital contributions and Members' share of items of income and gain will be credited to Members' capital accounts, and Members' distributions and Members' share of items of loss, deduction and expense will reduce their capital account.

                               The income, gain, loss, deduction and expense of the Fund generally will be determined and allocated as of the end of each tax year (December 31) to the Members to reflect the distribution procedures described herein.

    DISTRIBUTION POLICY        Distributions  of available  cash will be made by
                               the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

                               Distributions shall be made to the Members in accordance with the following order of priority:

                                    (a) first,  100% to the  Members pro rata in
                               accordance with their percentage interests until aggregate distributions to the Members under this clause (a) equal the sum of: (i) their capital contributions and (ii) an amount equal to a cumulative preferred 8% annual rate of return on their unreturned capital contributions as of the date of such distribution;

                                    (b) second,  100% to the Investment  Adviser
                               until the Investment Adviser has received an amount equal to 5% of all prior distributions to the Members under clause (a) above that are in excess of the Members' capital contributions; and

                                    (c) thereafter,  95% to the Members pro rata
                               in proportion to their percentage interests and 5% to the Investment Adviser.

                               The Fund will not reinvest income from its investments or the proceeds from the sale of its investments. The Fund does not intend to make any distribution if, after making such distribution, the liabilities of the Fund would exceed the fair value of the Fund's assets.

                               Notwithstanding the preceding, on the day prior to each subsequent closing, the Fund will distribute to its Members pro rata in accordance with their percentage interests all undistributed income earned through such date.

    TERMINATION OF FUND        The  duration  of the Fund will be ten years from
                               its  final  subscription  closing;  however,  the
                               Board of Managers  of the Fund has the right,  in
                               its sole discretion, to extend the term for up to
                               two additional two-year periods,  after which the
                               approval  of  Members  of the Fund who  represent
                               66 2/3%  of  the   Fund's   outstanding   Units
                               may determine to extend the term of the Fund. See
                               "Description  of  Units -- Term, Dissolution  and
                               Liquidation."

    ERISA CONSIDERATIONS       Employee  benefit  plans  subject to the Employee
                               Retirement   Income  Security  Act  of  1974,  as
                               amended   ("ERISA"),   and  other   benefit  plan
                               investors, such as certain governmental plans, as well as IRAs, may purchase Units only with the approval of the Managing Member. Because the Fund will be registered under the Investment Company
                               Act, the underlying assets of the Fund should not be deemed "plan assets" for purposes of ERISA.

    CERTAIN FEDERAL INCOME     The Fund  intends to be treated as a  partnership
    TAX CONSIDERATIONS         for federal  income tax  purposes.  See  "Certain
                               Federal Income Tax

                               Considerations--Tax Status of the Fund." Thus, each Member in computing its federal income tax liability for a taxable year will be required to take into account his, her or its allocable share of Fund items of income, gain, loss, deduction and expense for the taxable year of the Fund ending with each taxable year of the Member, regardless of whether the Member has received any distributions from the Fund. It is possible that a Member's federal income tax liability with respect to his, her or its allocable share of Fund earnings in a particular year could exceed the distributions to the Member for the year, thus requiring the Member to pay the tax liability attributable to its investment in the Fund from other sources.

    PARALLEL FUND;             In conjunction with the organization of the Fund,
    SUCCESSOR FUNDS            the   Investment   Adviser  is  also   organizing
                               Excelsior  Buyout   Partners,   LLC,  a  Delaware
                               limited liability company and a private fund not required to be registered under the Investment
                               Company Act pursuant to Section 3(c)(7) of the Investment Company Act (the "Private Fund," and collectively with the Fund, the "2003 Buyout
                               Funds"). The Private Fund will have an investment mandate and objectives identical to the Fund, and it is expected that the 2003 Buyout Funds will make parallel investments in the Underlying Funds at the same times and on the same terms.

                               The Investment Adviser may not organize a new fund with investment objectives that are the same as those of the 2003 Buyout Funds until the 2003 Buyout Funds have each committed at least 75% of their total respective Capital Commitments or Capital Contributions to the Underlying Funds.

    PRINCIPAL RISKS            Interests in the Fund are speculative securities.
                               Units of the Fund are not deposits
                               or obligations  of, or guaranteed or endorsed by,
                               U.S. Trust Company, and the Units are not insured
                               by the Federal Deposit Insurance Corporation, the
                               Federal  Reserve  Board or any  other  agency  or
                               person.   An  investment  in  the  Fund  involves
                               substantial risks including:

                               o    Limited operating history of the Fund.

                               o Units of the Fund will not be traded on any securities exchange and are subject to substantial restrictions on transfer. The closed-end nature of the Fund makes the Fund's units not readily marketable.

                               o The Fund's status as a non-diversified fund may subject it to greater risk of loss.

                               o The Fund's performance depends upon the performance of the Underlying Funds and their investment managers as well as the Investment Adviser's ability to select and allocate effectively the Fund's assets among them. Losses incurred by the Underlying Funds will have a negative impact on the Fund's performance.

                               o The value of the Fund's assets will fluctuate primarily based on the fluctuation in the value of the Underlying Funds in which it invests.

                               o A Member's return on its investment in the Fund will be reduced due to the fees of the Fund and the Underlying Funds.

                               o The Underlying Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the protections of the Investment Company Act with respect to the

                                    Underlying Funds, and the interests in these
                                    funds generally will not be registered under
                                    the   Securities   Act.  In  addition,   the
                                    investment managers to, or general partners of, the Underlying Funds often will not be registered as investment advisers under the Investment Advisers Act of 1940.

                               o Investing in an Underlying Fund where the investment manager may focus on a particular industry or industries may subject such Underlying Fund and, in turn, the Fund, to a greater risk of loss and volatility than if investments had been made in issuers in a broader range of industries.

                               o Foreign investments are affected by risk factors generally not thought to be present in the U.S., including, among other things, increased political, regulator, contractual and economic risk and exposure to currency fluctuations.

                               o The securities of the Underlying Funds in which the Fund invests or plans to invest are generally anticipated to be illiquid.

                               o The limited number and availability of Underlying Funds may limit the ability of the Fund to invest the proceeds of the Offering immediately.

                               o Leveraged buyout transactions involve borrowing significant amounts of capital to make investments which may increase the risk of loss. Leverage may have significant adverse consequences to these companies and the Underlying Funds as investors. These companies may be subject to restrictive financial and operating covenants.

                               o Investing in issuers of distressed securities involves significant risks. In any related reorganization or liquidation proceeding, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment.

                               o Valuation of the Fund's investments will be based on information readily available to the Investment Adviser and Valuation Committee of the Board of Managers. The Valuation Committee will attempt to fair value the Fund's investments in good faith. The estimates of value are not necessarily indicative of the amount that could be
                                    realized   in   a   market   exchange.   See
                                    "Valuation."

                               o Conflicts of interests of the Investment Adviser, Managing Member and managers of the Underlying Funds may exist.

                               o The Fund will rely on the Investment Adviser, Managing Member and key personnel of these entities to choose the appropriate Underlying Funds. Investors will have no right to take part in the management of the Fund.

                               o Members may not be entitled to the return of subscription amount, except in accordance with the terms herein.

        FOR THESE VARIOUS REASONS, AN INVESTMENT IN THE FUND WILL BE ILLIQUID UNTIL ITS UNDERLYING INVESTMENTS ARE LIQUIDATED. INVESTORS MUST BE WILLING AND ABLE TO BEAR THE RISKS OF AN INVESTMENT IN THE FUND UNTIL THAT TIME. INVESTORS SHOULD INVEST IN THE FUND ONLY IF THEY ARE ABLE TO SUSTAIN A COMPLETE LOSS OF THEIR INVESTMENT.

                                    THE FUND

        The Fund is a newly organized, non-diversified, closed-end management investment company that has registered its securities under the Securities Act of 1933 (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund intends to invest its assets in a portfolio of value-oriented, buyout-focused funds. The Fund provides investors with the opportunity to participate in investments which are generally not available to the public and typically require substantially larger financial commitments than the minimum investment in the Fund.

        Pursuant to the Operating Agreement, the business and affairs of the Fund are overseen by a four member Board of Managers, three of whom are not "interested persons" of the Fund or its affiliates as that term is defined in the Investment Company Act. The Board of Managers is analogous to a board of directors of a corporation. The Board of Managers may delegate some of its duties to the Managing Member of the Fund. U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust - Connecticut Fund Advisers Division, serves as investment adviser to the Fund (the "Investment Adviser" or "U.S. Trust Company"). U.S. Trust Company is a wholly owned subsidiary of U.S. Trust Corporation, a bank holding company (together with its subsidiaries, "U.S. Trust"). The Fund's principal office is located at 225 High Ridge Road, Stamford, Connecticut 06905 and the telephone number of the Fund is (203) 352-4494.

        See   "Management--Board   of   Managers,    Officers   and   Investment
Professionals."

                       INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

        The investment objective of the Fund is to seek long-term capital appreciation. Current income is not an objective. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not deemed to be fundamental and may be changed at any time and from time to time by the Fund's Board of Managers without Member approval.

Principal Investment Strategies

        The Fund's investment objective is to achieve long term capital appreciation. The Fund currently intends to achieve its objective primarily by making investments in 8 to 12 (when fully invested) value-oriented buyout-focused funds or entities (the "Underlying Funds") that offer the potential for capital appreciation. "Value-oriented" refers to companies that are determined to be favorably priced by fundamental measures of their intrinsic value.

The Fund expects to invest at least 70% of its assets in domestic private equity buyout funds. The Fund may also make investments in European buyout funds and funds that invest in companies involved in corporate restructurings and other similar transactions such as liquidations, spinoffs or bankruptcies (distressed investing).

        The Investment Adviser will pursue the Fund's investment objective primarily by investing in Underlying Funds that the Investment Adviser believes will enable the Fund to achieve long-term capital appreciation.

Private Equity Fund-Of-Funds

        The Fund will utilize a fund-of-funds structure. A fund-of-funds is a vehicle for private equity investing in which, instead of making direct investments in companies or in a single private equity partnership, the fund-of-funds makes investments among a number of private equity funds, whose managers in turn invest the capital directly. The Fund, as a fund-of-funds, seeks to give individual limited partners access to private equity partnerships from which they would otherwise be excluded, either due to high minimum investment requirements or lack of access.

        The Fund, as a private equity fund-of-funds, provides an investor with a number of benefits including:

        Access: Rather than facing the difficult task of building relationships with the most sought after fund managers, a new investor can invest with a fund-of-funds sponsor that already enjoys such relationships.

        Broadened Exposure: Because a fund-of-funds aggregates the investment capital of its members or limited partners for investment into several underlying funds, such investors immediately gain the benefit of spreading their risk among a variety of investment managers.

        Entry: Minimum commitment levels are generally very high for investing directly in private equity funds - typically $5 million to $20 million. Fund-of-funds provide access for many institutional and high net worth individual investors, who either have difficulty meeting the minimum investment requirements of individual funds or are unable to invest enough capital to gain sufficient variety among fund managers.

        Expertise: Private equity fund investing requires extensive sourcing activities, due diligence and legal and tax analysis, and involves a very different process than investment in publicly traded stocks and bonds. Most individual investors lack the experience, the resources, or the expertise required to properly evaluate private equity fund managers.

        Due in large part to these client benefits, private equity funds-of-funds have grown rapidly in popularity in recent years. Capital from investors is pooled into a single fund and then invested in a variety of underlying private equity funds. The managers of these funds in turn commit this capital, along with capital received from their other investors, toward the creation, expansion, or acquisition of private companies. As time passes (the typical single investment holding period is 3-5 years) and private equity firms begin to sell off their portfolio holdings, the flow of capital reverses, moving from the portfolio companies to the private equity fund and, ultimately, to the fund-of-funds investors.

Investment Process of the Investment Adviser

        The investment process of the Investment Adviser is comprised of five stages. Each fund investment recommendation must survive several layers of review, subjecting the candidate fund to rigorous scrutiny of its merits.

        Sourcing of Investment Opportunities: The Investment Adviser has significant access to investment entities such as the Underlying Funds. U.S. Trust is a respected institutional investor and has a brand name that is well-known in the financial community. The Investment Adviser capitalizes on U.S. Trust's reputation and actively maintains relationships with a network of placement agents and industry professionals that offer market knowledge, as well as information and access to private equity funds that are seeking investment ("deal flow").

        Pre-Screening: At the pre-screening stage, the Investment Adviser identifies the buyout funds that are expected to be in the market raising capital during the Fund's investment period. The objective at this point is to select the buyout managers who meet the Investment Adviser's basic investment criteria. These criteria include, but are not limited to:

        o  Successful track record of buyout investing
        o  Stable, experienced team of professionals
        o  Operational and/or industry expertise
        o  Effective internal investment process
        o  Strong financing & structuring skills
        o  Proprietary deal flow
        o  Ability to create value post-closing

Through the review of Underlying Fund offering memoranda, performance data, public information, and the perspective gained from U.S. Trust's experience and network, the Investment Adviser will qualify those buyout funds that satisfy the Fund's basic investment criteria for potential investment.

        Evaluation: The objective at this stage is to identify the buyout fund managers whom the Investment Adviser believes share its high ethical standards, possess superior expertise and are best positioned to execute successful buyout investments. The

Investment Adviser places a premium on the value of people and experience. Therefore, the Investment Adviser will conduct the qualitative aspects of the evaluation with each candidate during this stage of the process, combining a highly analytical approach with a subjective review. Leveraging the collective knowledge and experience of the Investment Adviser, the Fund will draw upon prior experience, relationships and market knowledge to identify the most promising fund managers. The Investment Adviser will meet with and evaluate qualified funds' managers and will review each fund's decision-making process and investment procedures. Further interviews will be conducted with references to confirm the ability of the fund managers and their investment professionals to successfully execute and manage their buyout strategies both pre- and post-acquisition. Finally, the Investment Adviser will review the Fund documents of candidate funds to evaluate whether the terms and conditions contained therein are fair and reasonable.

        Fund Selection: The objective at this stage is to select and recommend a broad-based mix of highly qualified buyout funds for investment by the Fund. Variety in investments will be sought according to the following:

        o  Industry focus
        o  Investment strategy
        o  Geographic focus
        o  Investment horizon (time of investment and exit)

The Investment Committee will review and discuss the recommended investment opportunities, ultimately approving the Fund's underlying funds and the allocations among them. See "Management - The Investment Committee of the Investment Adviser," below.

        Investment Monitoring and Portfolio Management: The focus of portfolio management is on adherence to stated strategy, investment pace, and overall investment performance. The Investment Adviser will actively monitor the Fund's investments. Through written and telephone communication and in-person meetings, the Investment Adviser will maintain close relationships with the managers of the Underlying Funds in order to protect the interests of the Fund and its Members. Representatives of the Investment Adviser plan to regularly attend fund investor meetings. To keep abreast of each Underlying Fund's activities, the Investment Adviser will review their periodic reports as well as the reports of the underlying portfolio companies in which the Underlying Funds invest.

                   PRINCIPAL RISK FACTORS RELATING TO THE FUND

        The following are the principal risk factors that relate to the operations and structure of the Fund. The investments of the Underlying Funds in which the Fund invests are also subject to special risks. See "Strategy and Principal Risks of Underlying Funds."

Recently organized Fund; Limited Operating History. The Fund is a recently formed entity and has limited operating history, and the Fund may not succeed in meeting its objective.

Closed-end Fund; Limited Liquidity; Units Not Listed. The Fund is a closed-end, non-diversified, management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. You should not invest in this Fund if you need a liquid investment. The Fund has been organized as a closed-end fund so that it can invest in illiquid securities. The Fund does not intend to list its Units for trading on any national securities exchange. There is no secondary trading market for the Units, and none is expected to develop. The Units are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Units will not be redeemable at the option of Members and they will not be exchangeable for interests of any other fund. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Units and the underlying investments of the Fund. Also, because the Units will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Members.

Restrictions on Transfer. Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board of Managers, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws. The consent of the Board of Managers to a request by a Member to transfer his, her, or its Units to a family member, trust, or other similar person or entity for estate planning purposes will not be unreasonably withheld. Substituted or additional Members may be admitted only with the consent of the Board of Managers, which will consider the suitability of the Units as an investment for such prospective Member and will require such prospective Member to provide the Fund with an opinion of counsel regarding the tax or regulatory effects of such admission. A Member will be responsible for all costs associated with an attempted or realized transfer of any portion of its Units, whether or not the Board of Managers consents to such transfer.

Non-Diversified Status. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Therefore, the portfolio of the Fund may be subject to greater risk than the portfolio of a similar fund that diversifies its investments. The risk of the Fund being classified as "non-diversified" may be greater with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of the Fund's Units.

Non-U.S. Investments. Some Underlying Funds may invest in various foreign issuers. Such investments may be made in countries or economies which may prove unstable. Depending on the country in which an Underlying Fund invests, or a portfolio company is located, there may exist the risk of adverse political developments, including nationalization, confiscation without fair compensation, or war. In addition, in the case of investments in securities that are not denominated in U.S. dollars, any fluctuation in currency exchange rates will affect the value of such investments and the returns ultimately achieved by the Fund.

Laws and regulations of other countries may impose restrictions that would not exist in the United States. A non-U.S. investment may require significant government approvals under corporate, securities, exchange control, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. In addition, some governments from time to time impose restrictions intended to prevent capital flight, which may for example involve punitive taxation (including high withholding taxes) on certain securities transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency.

No assurance can be given that a given political or economic climate or that particular legal or regulatory risks might not adversely affect an investment by the Fund.

Distressed Investing Strategies. Distressed companies or companies involved in reorganizations or liquidation proceedings involve risk of loss of the Fund's investment. An investment manager of an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Where investment managers take control positions, serve on creditors' committees or otherwise take an active role in seeking to influence the management of the issuers of distressed securities, the Underlying Funds may be subject to increased litigation risk resulting from their actions and they may also have access to inside information that may restrict their ability to dispose of the distressed securities.

Minimum Proceeds; Lack of Portfolio Diversification. The Fund will begin operations upon the receipt of proceeds from its initial closing after the receipt of subscriptions for capital commitments of $50,000,000 (or such lesser amount as may be determined by the Managing Member in its sole discretion). To the extent that the Fund makes fewer investments, it may be subject to greater risks from developments adversely affecting one or a limited number of Underlying Funds. If the Fund receives only the minimum amount of subscriptions, it will have fewer assets to invest and will likely acquire fewer investments than it would if it received more Subscriptions. This would increase the Fund's volatility and risk. See "The Offering."

Reliance on the Investment Adviser. The investment decisions of the Fund will be made by the Investment Adviser; and the Managing Member will be responsible for the day-to-day management of the Fund. Members will not make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the Fund's business and affairs, nor will Members receive the detailed financial information made available by issuers to the Investment Adviser in connection with the review of possible purchases for the Fund. The loss of key personnel of the Investment Adviser and the Managing Member could have a material adverse effect on the performance of the Fund. Accordingly, investors must be willing to entrust all management aspects of the Fund to the Investment Adviser and the Managing Member. See "Management."

Financial and Business Risk. The Fund's investments in Underlying Funds will generally involve a significant degree of financial and/or business risk. Companies in which Underlying Funds invest generally are highly leveraged and, therefore, are more sensitive to adverse business or financial developments or economic factors. These portfolio companies may face intense competition, changing business or economic conditions or other developments that may adversely affect their performance. Business risks may be more significant in smaller companies or those that are embarking on a buildup or operating turnaround strategy. If for any of these reasons a portfolio company is unable to generate sufficient cash flow to meet principal or interest payments on its indebtedness or make regular dividend payments, the value of the Fund's investment could be significantly reduced or even eliminated.

Inadequate Return. There can be no assurance that the returns on the Fund's investments will be commensurate with the risk of investment in the Fund. Investors should have the ability to sustain the loss of their entire investment in the Fund.

Long-Term Investment. Even if the investment strategy of the Fund proves successful, it is unlikely to produce a realized return to the members for a number of years.

Competition for Investments. The Fund expects to encounter competition from other entities and individuals having similar investment objectives that seek investment in the Underlying Funds. This may impact the availability of Underlying Fund investments.

In addition, it is possible that there may be circumstances under which an additional investment would be considered an affiliated transaction, requiring prior Commission approval. The receipt of an exemptive order from the Commission could be time consuming and costly, and there can be no assurance that such approval would be obtained.

Conflicts as to Investment Opportunities. The Investment Adviser and its affiliates may make investments for their own accounts and may be in competition with the Fund for such investments. In addition, the Investment Adviser and its affiliates serve as investment adviser for their fiduciary accounts and other private or public investment vehicles that have investment objectives identical or similar to those of the Fund. While the Investment Adviser is obligated to endeavor to provide the Fund with continuing and suitable investment opportunities consistent with its investment objective and policies, the Investment Adviser is not required to present to the Fund any particular opportunity that falls within the investment objective and policies of the Fund. The Investment

Adviser will endeavor to offer to the Fund, on an equitable basis, investment opportunities that would be suitable for both the Fund and other accounts for which the Investment Adviser provides discretionary investment advisory services. The Investment Adviser may also determine that a particular investment opportunity is appropriate for another client or for itself or its affiliates, officers, directors, partners, members or employees, but that such investment opportunity is not appropriate for the Fund. The Investment Adviser has policies which it follows to resolve such conflicts in a manner deemed equitable to all and consistent with its fiduciary duties.

Liability of Members. Members will not be liable for any obligations of the Fund in excess of their capital account balance, plus their share of undistributed profits. However, if a Member receives a distribution from the Fund, and, after such distribution, the liabilities of the Fund exceed the fair value of the Fund's assets (and such Member had knowledge of this fact at the time of the distribution) such Member may be required to return such distribution to the Fund. The Fund has no intention of making such distributions. Members will not have the right to a return of the subscription amount except in accordance with the distribution provisions of the Operating Agreement.

Underlying Funds Not Registered. The Underlying Funds generally will not be registered as investment companies under the Investment Company Act, and therefore, the Fund will not be entitled to the protections of the Investment Company Act with respect to the Underlying Funds. Although the Fund will receive information from each investment adviser regarding its investment performance and investment strategy, the Investment Adviser may have little or no means of independently verifying this information. An investment adviser of an Underlying Fund may use investment strategies that differ from its past practices and are not fully disclosed to the Investment Adviser, and that involve risks that are not anticipated by the Investment Adviser.

Underlying Fund Securities Generally Illiquid. The securities of the Underlying Funds in which the Fund invests or plans to invest are generally anticipated to be illiquid. Subscriptions to purchase the securities of Underlying Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Underlying Fund securities that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Underlying Fund securities, the Fund might obtain a less favorable price than prevailed when it decided to buy or sell.

Valuation of the Fund's Investments. The Valuation Committee of the Board of Managers will fair value the Fund's assets in good faith based upon relevant available information. The Valuation Committee will rely in part on valuations reported to it by the managers of the Underlying Funds. There can be no assurance that the valuation provided by the Valuation Committee or the sponsors of the Underlying Funds will ultimately reflect the actual market price that would be realized by the Fund upon sale of the asset. See "Valuation."

Multiple Levels of Fees and Expenses. Each Underlying Fund will be charged or subject to an asset-based fee and performance-based allocations or fees payable or allocated to the investment adviser of such Underlying Fund. By investing in the Underlying Funds indirectly through the Fund, an investor bears asset-based management fees and the Incentive Carried Interest at the Fund level, in addition to any asset-based and performance-based management fees and allocations at the Underlying Fund level and thus these multiple fees can reduce a Member's return on its investment in the Fund. Moreover, Members will bear a proportionate share of the fees and expenses of the Fund (including operating costs, distribution expenses, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds. The performance-based compensation received by an investment adviser of an Underlying Fund also may create an incentive for that investment adviser to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. That compensation may be based on calculations of realized and unrealized gains made by the investment adviser without independent oversight.

Underlying Funds Organized Outside of United States. Some of the Underlying Funds may be organized outside of the United States. Investments by the Underlying Funds in foreign financial markets, including markets in developing countries, present political, regulatory, and economic risks that are significant and that may differ in kind and degree from risks presented by investments in the United States. For example, it may be more difficult for the Fund to enforce its rights offshore and the regulations applicable to those jurisdictions may be less stringent.

The Fund has also adopted certain fundamental investment restrictions which may not be changed unless authorized by a Unitholder vote. See "Investment Restrictions." Except for such restrictions, the investment objective and policies of the Fund may be changed by the Board of Managers without obtaining the approval of Members.

The following are non-principal risks of investing in the Fund:
---------------------------------------------------------------

Recourse to the Fund's Assets. The Fund's assets, including any investments made by the Fund and any capital held by the Fund, are available to satisfy all Fund liabilities. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund's assets generally and not be limited to any particular asset, such as the investment giving rise to the liability.

Unspecified Use of Proceeds. Inasmuch as the Fund has not identified the particular uses for the net proceeds from this offering other than to make investments on the basis of opportunities as they may arise, prospective investors must rely on the ability of the Investment Adviser to identify and make portfolio investments consistent with the Fund's investment objective. Investors will not have the opportunity to evaluate personally the relevant economic, financial and other information which will be utilized by the

Investment Adviser in deciding whether or not to make a particular investment or to dispose of any such investment. See "Use of Proceeds."

Potential Conflicts of Interest

The Investment Adviser and its affiliates and employees engage in a broad spectrum of activities, including banking, financial advisory services, sponsoring and managing investment funds, engaging in broker-dealer activities, and other activities. In the ordinary course of business, these institutions or individuals may engage in activities when their interests or the interests of their clients may conflict with the interests of the Fund and the Members. The following discussion enumerates certain potential and actual conflicts of interest.

Allocation of Management Time and Services. The Fund will not have independent officers or employees and will rely upon the Investment Adviser, the Managing Member and their affiliates for management of the Fund and its assets. The Investment Adviser and Managing Member believe that they and their affiliates have or can attract sufficient personnel to discharge all of their responsibilities to the Fund. Conflicts of interest may arise in allocating management time, services or functions between the Fund and other entities for which the Investment Adviser, the Managing Member and their affiliates may provide similar services. The officers and employees of the Investment Adviser and the Managing Member will devote such time to the affairs of the Fund as they, in their sole discretion, determine to be necessary for the conduct of the business of the Fund.

Allocation  of  Investment  Opportunities.   The  Investment  Adviser   will  be
responsible for the Fund's investments and how to allocate the Fund's investments among the selected Underlying Funds. However, the Private Fund will make parallel investments in the Underlying Funds on identical terms and, therefore, the amount invested in the Underlying Funds by the Fund could be reduced as a result of the parallel investment by the Private Fund. In addition, the Investment Adviser may organize a new fund with investment objectives that are the same as those of the 2003 Buyout Funds once the 2003 Buyout Funds have each committed at least 75% of their total respective capital to the Underlying Funds.

Relationships with Underlying Funds. The Investment Adviser and its affiliates have existing and potential relationships with a number of sponsors of, and investment advisers and other service providers to, Underlying Funds, as well as with companies in which Underlying Funds may invest. In providing services to the Fund, the Investment Adviser and its affiliates may face conflicts of interest with respect to former or future activities with such sponsors or other persons, on the one hand, and the Fund, the Members, or the Underlying Funds in which the Fund invests, on the other hand. These relationships may present conflicts of interest in determining whether to offer certain investment opportunities to the Fund.

Interests in Portfolio Companies. The Underlying Funds may own publicly or privately traded securities in companies in which the Investment Adviser or its affiliate is an investor, to which the Investment Adviser or its affiliate is a lender, or makes a market or with respect to which the Investment Adviser or its affiliate is otherwise a source of capital. The Investment Adviser's trading activities will be carried out generally without reference to positions held by the Underlying Funds or the Fund, and may have an effect on the value of the positions so held, or may result in the Investment Adviser having an interest in the issues adverse to that of the Underlying Funds or the Fund.

Affiliated Transactions. The Investment Company Act restricts transactions between the Fund, companies controlled by the Fund, and any "affiliated person" of the Fund (as defined in the Investment Company Act) including, among others, the Fund's officers, members of the Fund's Board of Managers, principal Fund Members, employees, the Investment Adviser, the Managing Member, certain of their affiliated persons and other affiliates of the Fund. In many cases, the Investment Company Act prohibits transactions unless the Fund first applies for and obtains an exemptive order from the Commission. Delays and costs involved in obtaining necessary approvals may decrease the profitability of such transactions or make it impracticable or impossible to consummate such transactions. Further, provisions of federal and state banking regulations impose restrictions on certain types of transactions between a bank and its affiliates. The Fund does not believe that an order from the Commission would ordinarily be required for the transactions discussed above under "Relationships with Underlying Funds." Certain other transactions may require an order from the Commission. The Fund may in the future engage in such activities, but does not have a present plan to do so. The Fund does not intend to engage in such transactions unless it has obtained an order from the Commission or determined that an order is not required.

Compensation for Services. It is possible that U.S. Trust Company or its affiliates may seek to perform banking, investment management, brokerage or other financial services for, and will in such cases expect to receive customary compensation from, the Underlying Funds in which the Fund invests and the sponsors of these Underlying Funds, portfolio companies or other parties in connection with transactions related to such investments, or otherwise. Such compensation will not be shared with the Fund or its investors.

Federal Income Taxation

Tax Status. At the first subscription closing, the Fund will receive an opinion of its counsel to the effect that, under current law and based on certain assumptions and representations, the Fund will be treated as a partnership and not as a "publicly traded partnership" that is treated as a corporation for federal income tax purposes. Such opinion will be based upon the maintenance of certain factual and other conditions, the continuation of which cannot be assured. No ruling has been or will be sought from the

IRS regarding the status of the Fund as a partnership or any other issue. An opinion of counsel is not binding on the IRS or any court.

A limited liability company (such as the Fund) that is classified as a publicly traded partnership would be treated as a corporation for federal income tax purposes. If the Fund was treated as a publicly traded partnership or otherwise treated as a corporation for federal income tax purposes, material adverse consequences for the Members would result. The entity would be subject to tax on its income at corporate tax rates, without a deduction for any distribution to the Members of such entity, thereby materially reducing the amount of any cash available for distribution to the Members. In addition, the members of the entity would be treated as shareholders for federal income tax purposes. Thus, capital gains and losses and other income and deductions of the entity would not be passed through to the Members, and all distributions by the entity to its Members would be treated as dividends, return of capital and/or gains. See "Certain Federal Income Tax Considerations--Tax Status of the Fund."

Taxation of Members on Profits and Losses. The Fund, if treated as a partnership for tax purposes as discussed above, will not be subject to federal income tax. Rather, each Member in computing his, her or its federal income tax liability will be required to take into account his, her or its allocable share of Fund items of income, gain, loss, deduction and expense for the taxable year of the Fund ending within or with such taxable year of the Member, regardless of whether the Member has received any distributions from the Fund. Prospective investors should also be aware that they will be subject to various limitations on their ability to deduct their allocable share of Fund losses (or items of loss and deduction thereof). For these and various other reasons, it is possible that a Member's federal income tax liability with respect to his, her or its allocable share of Fund earnings in a particular year could exceed the cash distributions to the Member for the year, thus giving rise to an out-of-pocket payment by the Member. See "Certain Federal Income Tax Considerations--Taxation of Members of the Fund."

General. In view of the complexity of the tax aspects of the offering, particularly in light of recent changes in the law and the fact that certain of the tax aspects of the offering will not be the same for all investors, prospective investors may wish to consult their own tax advisers with specific reference to their own tax situations prior to investing in the Fund. No assurance can be given that the current federal income tax treatment applicable to an investment in the Fund will not be modified by legislative, administrative or judicial action in the future. Any such changes may retroactively affect existing transactions and investments. Prospective investors may also wish to consult their own tax advisers with respect to the effects of applicable state, local and non-U.S. tax laws.

The foregoing is a summary of certain significant federal income tax risks relating to an investment in the Fund. This summary should not be interpreted as a representation that the matters referred to herein are the only tax risks involved in this investment or that the magnitude of such risks is necessarily equal. For a more detailed discussion of these and other federal income tax risks of an investment in the Fund, see "Certain Federal Income Tax Considerations."

Tax-exempt Investors. Although the Managing Member will generally seek to avoid investing in Underlying Funds that generate unrelated business taxable income from borrowing, if the Underlying Funds borrow money to acquire investments, such borrowing likely would be attributable pro rata to tax-exempt investors in the Fund, thus resulting in unrelated business taxable income. Tax-exempt investors should consult their tax advisors regarding this situation and their investment in the Fund.

                             INVESTMENT RESTRICTIONS

        Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Units:

1)      invest 25% or more of the value of its total assets in any one industry;

2) issue senior securities or borrow money other than as permitted by the Investment Company Act;

3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objective and policies or the entry into repurchase agreements;

4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Fund may be deemed to be an underwriter;

5) purchase or sell real estate or interests therein provided that the Fund may hold and sell any real estate acquired in connection with its investment in portfolio securities; or

6) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Fund becoming subject to registration with the Commodities Futures Trading Commission as a commodity pool.

        "Majority of the outstanding" means (i) 67% or more of the Units present at a meeting, if the holders of more than 50% of the outstanding Units are present or represented by proxy, or (ii) more than 50% of the outstanding Units, whichever is less.

        In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Managers. The Fund may not:

1) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security; or

2) purchase securities of open-end or closed-end investment companies, except as permitted by Section 12(d) of the Investment Company Act.

        Notwithstanding any of the foregoing investment restrictions, the Fund may invest without limitation in Units.

                        STRATEGY OF THE UNDERLYING FUNDS

        The Underlying Funds' investment programs will focus on investing in or purchasing controlling interests in mature private or public companies that are determined by such Underlying Funds' managers to be favorably priced. The Underlying Funds, after assuming a controlling interest in such companies will endeavor to cause their portfolio companies to concentrate financial resources in more profitable directions and may divest unprofitable divisions or products. The Underlying Funds are intended to be a broad-based group of leading value-oriented, private equity funds that focus primarily on leveraged buyout transactions (transactions in which a substantial portion of the purchase price is funded through borrowing). The Underlying Funds are generally not registered under the Investment Company Act and the interests in these funds are generally not registered under the Securities Act.

Private Equity As An Asset Class

        The Underlying Funds will be private equity funds. The term "private equity" can be used to describe any investment strategy that involves the purchase of equity in a private transaction. Private equity, broadly defined, can include mezzanine and distressed debt, natural resources and real estate investing, but is typically used to refer to venture capital and buyout investing.

        Venture capital consists of funds invested in high-risk ventures, typically new companies believed to have substantial growth prospects. Venture capital is usually invested in young high technology companies and in industries such as telecommunications, software, hardware and biotechnology. Key risks in venture capital consist of:

        o  Technology risk (Will the technology work?)
        o  Market risk (Will a new market develop for this technology?)

        o Company risk (Can management form an effective organization with a successful strategy?)

        The Fund does not intend to invest in Underlying Funds which will engage in venture capital transactions.

        As stated herein, the Underlying Funds will participate in buyout transactions as a part of their investment strategies. Buyouts involve long-term capital invested in existing private companies, using a significant amount of debt to leverage the investor's equity contribution to the company. The high return/high risk profile of buyouts is largely created by this leverage. Buyout funds typically acquire control positions in mature businesses with predictable cash flows and attempt to build "enterprise value" (equity value plus debt less cash) through operating improvements that increase cash flow, acquisitions that increase market share, or joint ventures with corporate partners that enhance revenue growth. If the enterprise value is increased sufficiently, the equity holders can pay off debt and garner the majority of the gain for themselves, giving the investors the potential for enhanced returns.

        Traditionally, the buyout sector has generated attractive absolute returns over the long term without experiencing the extent of volatility associated with venture capital investments.

        The buyout business has changed dramatically since its inception in the 1980s. The traditional approach of buying and breaking up companies rarely works anymore, largely because the market has become more efficient. In addition, banks and other lenders have become more conservative in lending money for leveraged buyouts, resulting in buyouts with lower debt-to-equity ratios. Many of the companies acquired are either divisions being sold by corporations that are refocusing on their core businesses, or businesses owned by families who desire liquidity. To earn an attractive return on their investment, leveraged buyout firms must not only use financial leverage in structuring transactions, but also build value in the companies they acquire. Typically, this is accomplished through one or more of the following:

        o  Improving the acquired company's profitability
        o  Growing the acquired company's sales
        o  Purchasing related businesses
        o Consolidating fragmented industries to gain advantages of economies of scale.

        In most successful cases, buyout firms have employed a combination of these techniques.

Middle-Market Buyout Emphasis

        The Investment Adviser plans to invest in Underlying Funds whose investment programs will focus on buyouts of middle- market companies. Within the spectrum of the private equity asset class, the Investment Adviser believes that the middle-market segment of the buyout sector (consisting of companies with enterprise values ranging from $50 million to $1 billion) provides exceptional potential for investors to achieve above-average returns. Buyouts of middle-market companies possessing strong fundamental value characteristics, in the Investment Adviser's view, can offer superior investment opportunities versus buyouts of companies with larger capitalizations. Over the last 20 years, this has been demonstrated by the material spread between the returns of middle-market focused buyout funds and "mega" funds focused on larger capitalization companies.*

        The Investment Adviser believes that four primary driving factors contribute to the superior returns realized by middle-market buyout funds (those funds with less than $1 billion in committed capital) versus "mega" buyout funds (those funds with over $1 billion in committed capital):

1) Middle-market companies tend to be constrained by limited managerial resources and are more apt to benefit from the implementation of operational best practices than larger companies. The implementation of sophisticated asset management techniques, state-of-the-art management information systems, broader corporate governance, and inclusive stock compensation plans may give middle-market buyouts an increased probability of superior returns through a balance of leverage and value-added management.

2) Middle-market companies are generally easier to scale meaningfully through acquisition. Many middle-market buyout funds employ an "industry consolidation" or "buy-and-build" investment strategy, which historically has provided enhanced returns when properly executed. The fundamentals of such a strategy require a platform acquisition followed by a series of complementary "add-on" acquisitions in a fragmented industry. Larger acquisition targets, such as the portfolio companies of "mega" buyout funds, typically offer fewer consolidation opportunities due to their size and maturity.

3) There is a much greater supply of middle-market companies. The sheer number of middle-market businesses dwarfs that of the larger companies, even before one considers the addition of divisional spin-offs of larger companies. As a result, the level of competition for acquisition of these targets is often not as fierce, resulting in lower purchase multiples compared to those of larger capitalization companies.


_______________________
* Source: Thomson Venture Economics/National Venture Capital Association. These statements are based on data as of 9/30/02 from Venture Economics' analysis of 1400 U.S. venture capital and buyout funds formed since 1969.

        In addition, sellers of middle-market companies typically do not have the sort of investment banking advice that can be afforded by larger companies. This tends to present a less efficient (and, therefore, more favorable) auction environment to the purchasers of smaller companies.

4) There are a larger number of potential buyers for middle-market buyout portfolio companies. Even after they have grown through acquisition or internal expansion, middle-market buyouts companies would still be of an attractive size for acquisition by most potential strategic buyers or "Mega" buyout funds.

Market Environment

        After the period of economic softness in the early 1990s, research indicates that the aggregate mean returns of vintage-year buyout funds, raised in the years 1992 through 1994, produced returns generally superior to those raised in the later years of the decade. The factors cited as contributors to these above-average returns are:

        o A preceding economic slowdown depresses purchase price multiples (both in public and private businesses), allowing buyout funds to acquire companies at a discount to historical valuations.

        o As large businesses rationalize their enterprises by divesting their non-core assets, they provide buyout firms with significant deal flow from which attractive transaction opportunities can be sourced.

        o There are fewer active strategic buyers competing with buyout firms, given large businesses' need to focus on internal issues and their less attractive stock currency to use for making acquisitions.

        Although historical performance is no guarantee of future results, in the opinion of the Investment Adviser, the current downturn in the United States economy exhibits similar characteristics to those of the economic downturn in the early 1990s.

Broad-based Portfolio of Buyout Funds

        The Investment Adviser believes that exposure to a broad variety of investments is important within the private equity asset class. The risk associated with individual investments in buyouts can be mitigated by investing in a broad-based portfolio of buyout-focused funds. Because the Fund intends to invest in approximately 8 to 12 Underlying Funds (when fully invested), the Fund expects to provide investors with a broad-based exposure to leveraged buyout investing with a significantly lower minimum investment than typically required to invest directly in any one buyout fund.

        The Fund intends to spread its Underlying Fund investments across a variety of areas, including industry focus, investment strategy and geographic emphasis. Such variety in investments is intended to reduce the effects of any certain regional and industry-specific downturns, while reducing the Fund's exposure to any single investment.

                     RISKS ASSOCIATED WITH UNDERLYING FUNDS

Reliance on Underlying Fund Management. The Fund will be investing in the Underlying Funds. The Fund will not have an active role in the day-to-day management of the Underlying Funds in which the Fund invests. Moreover, the Fund will not have the opportunity to evaluate the specific investments made by any Underlying Fund. Accordingly, the returns of the Fund will primarily depend on the performance of these Underlying Fund managers and could be substantially adversely affected by the unfavorable performance of the Underlying Funds' managers.

Illiquidity of Private Equity Investments. The Fund's investment in the Underlying Funds will be illiquid. An investor in an Underlying Fund is expected to hold its investment for the entire term of the Underlying Fund, which is typically ten years or more. The Fund would therefore need to hold its investment in an Underlying Fund for a significant period of time with no ability to transfer or redeem its interest.

Lack of Portfolio Liquidity. The securities or other financial instruments or obligations of portfolio companies in which an Underlying Fund invests may, at any given time, be very thinly traded or may be assets for which no market exists, or which are restricted as to their transferability under U.S. federal or state or non-U.S. securities laws. In some cases, the Underlying Funds may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the investments of an Underlying Fund may require a substantial length of time to liquidate. Consequently, there is a significant risk that an Underlying Fund will be unable to realize its investment objectives by sale or other disposition of its securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy with respect to its portfolio companies. These risks can be further increased by changes in the financial condition or business prospects of the portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which portfolio companies are located or in which they conduct their businesses.

In addition, an Underlying Fund may distribute its investments "in-kind" to its investors, including the Fund. The Fund may hold and/or sell these "in-kind" securities itself. If the Underlying Funds make in-kind distributions of these investments, which may be composed of illiquid securities, there can be no assurance that the Fund would be able to dispose of these investments or that the value of these investments will ultimately be realized.

Insufficient Opportunities. The business of investing in buyouts and other private equity situations by the Underlying Funds in which the Fund invests is highly competitive. The Fund will rely on the managers of Underlying Funds to identify attractive investment opportunities. However, the investment process of any Underlying Fund also involves a high degree of uncertainty. Even if an attractive investment opportunity is identified, there is no certainty that an Underlying Fund will be permitted to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able, through the Underlying Funds, to identify and complete attractive investments in the future or that it will be able to invest fully its committed capital.

Leverage. The Underlying Funds in which the Fund invests may acquire securities issued by portfolio companies with leveraged capital structures. In addition, the Underlying Funds may use leverage to acquire portfolio company securities. The use of leverage may cause the Underlying Funds and their portfolio company investments to be subject to increased exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of such portfolio company or its industry.

The Fund will generally seek to avoid investing in Underlying Funds that generate unrelated business taxable income due to borrowing, however, tax-exempt investors should be aware that borrowing by Underlying Funds likely would be attributed to the Members of the Fund and thus likely would result in a portion of the income, if any, from the Fund being characterized as debt-financed income subject to the tax on unrelated business taxable income.

Control Positions. The Underlying Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise, and other types of related liability. If such liabilities were to occur, the Fund would likely suffer losses in its investments.

                                  THE OFFERING

        The Fund is offering investors the opportunity to subscribe to make capital contributions to the Fund in exchange for membership interests in the Fund (the "Units"). The Fund is offering up to 100,000 Units through Charles Schwab & Co., Inc., a registered broker-dealer and the Fund's distributor (the "Distributor"). The Distributor is under common control with an affiliate of the Investment Adviser. Generally, Units will be sold by the Distributor to investors who are customers of the Investment Adviser or its affiliates. The offering will terminate September 30, 2003, subject to extension by the Managing Member to a date not later than December 31, 2003 (the "Termination Date"). If subscriptions for at least $50 million (or such lesser amount as determined by the Managing Member in its sole discretion) (the "Minimum Subscription Amount") have not been received by the Termination Date, the Managing Member may elect to terminate the offering and all proceeds from the offering will be refunded to investors with any interest earned thereon and without any deductions. See "Principal Risks Relating to the Fund--Minimum Proceeds; Portfolio Diversification." The minimum subscription is $25,000. The Fund has the right to waive the minimum at its discretion.

        Each investor will be required to complete, execute and deliver to the Fund an executed copy of the Subscription Agreement, which will form a binding contract of the investor. The Fund intends to notify investors of the dates of the closings and acceptance of investors' subscription. Pursuant to the Subscription Agreement an investor's subscription amount is required to be paid on or before the final subscription closing date (not later than September 30, 2003, subject to extension). Units may be purchased only by persons who represent to the Fund that he, she or it (i) has at least $750,000 under the management of the Investment Adviser and its affiliates, or (ii) prior to his, her or its subscription to the Fund (a) has a net worth of more than $1,500,000 or (b) has $5 million in investments (if an individual) or $25 million in investments (if an institution), and who make the other representations included in the Subscription Agreement to be entered into by each investor.

        Payments transmitted by subscribers to the Fund, or to the Distributor, for investment in the Fund prior to the applicable closing date will be deposited in an interest-bearing bank escrow account with PNC Bank, Delaware pending each closing. Any checks should be made payable to PNC Bank Delaware, as "Escrow Agent," and must be transmitted by the Distributor directly to PFPC Inc. as Escrow Administrator by noon of the next business day after receipt. Funds deposited into escrow accounts will be invested in accordance with Rule l5c2-4 of the Exchange Act until the relevant subscription closing or the termination of the offering. In the event the Fund rejects a subscriber's Subscription Agreement or a subscriber elects to withdraw his subscription prior to his or her subscription closing date, PFPC Inc. will promptly deliver to such subscriber all funds received; any interest earned on such funds will be returned within five business days of the next subscription closing after such rejection or withdrawal.

        The Fund expects that a first subscription closing will be held on or about the fifth business day after the Fund receives subscriptions totaling at least the Minimum Subscription Amount. The Fund may continue to offer the remaining unsold Units and accept subscriptions for such Units from time to time at subsequent closings until the Termination Date. If the Minimum Subscription Amount is received, any charges or expenses associated with the escrow account will be paid by the Investment Adviser or an affiliate.

                                 USE OF PROCEEDS

        The net proceeds to the Fund from this offering will be $100 million if all Units are sold and before deducting organizational and initial offering expenses estimated to be approximately $450,000. The Adviser has agreed to bear the organizational expenses of the Fund if the Fund receives less than $65 million in subscriptions from its initial public offering of Units. In the event the Fund does receive subscriptions totaling $65 million or more, the Fund will pay its own organizational expenses estimated at $45,000, and each Member's share of these costs will be deducted from his or her capital contribution on or shortly after the final subscription closing. In addition, the Fund estimates incurring offering expenses of approximately $405,000 which will also be deducted from Members' capital accounts.

        It is anticipated that there will be a significant period of time (up to two years) before the Fund becomes fully invested or committed. Although the Fund intends to invest or commit to invest more than 50% of the proceeds from the offering in Underlying Funds within one year after the final subscription closing date, a delay is common for investing in private funds. Further, investments in Underlying Funds may typically take from two to seven years from the date of initial investment to reach a state of maturity at which disposition can be considered. In light of the foregoing, it is unlikely that any significant distribution of the proceeds from the disposition of Underlying Funds will be made until the later years of the existence of the Fund. Pending investment in the Underlying Funds, the Fund will invest available cash in cash equivalents and other short-term money market instruments. See "Principal Risk Factors Relating to the Fund."

                                   MANAGEMENT

Board of Managers, Officers and Investment Professionals

        Pursuant to the Fund's Operating Agreement, the business and affairs of the Fund will be managed under the direction of the Managing Member subject to the supervision of the Fund's Board of Managers. The following are descriptions of the members of the Board of Managers and the officers of the Fund, key employees of the Investment Adviser, as well as the members of the Investment Adviser's Investment Committee. Unless otherwise noted, each member of the Investment Adviser's Investment Committee has been employed by U.S. Trust for at least the previous five years. Douglas Lindgren may be deemed an "interested person" of the Fund, as defined in the Investment Company Act, on the basis of his affiliation with U.S. Trust.

        The identity of the Managers and officers of the Fund and brief biographical information regarding each Manager and officer are set forth below. The business address of each officer and Manager is c/o U.S. Trust Company, N.A., 225 High Ridge Road, Stamford, Connecticut 06905.

Disinterested Managers

Virginia Bonker (38). Ms. Bonker is a Partner and co-founder of Blue Rock Capital, a private equity fund focused on investing in early-stage information technology and service businesses in the eastern US. She is also a Partner of the Sienna Limited Partnership IV, L.P. which focuses on investing in early and expansion-stage private companies in consumer products, information technology and business services nationwide. Previously, Ms. Bonker was a Vice President with the Sprout Group, the venture capital affiliate of Donaldson, Lufkin & Jenrette (now Credit Suisse First Boston), where she worked from 1988 to 1995. The Sprout Group is one of the largest venture firms in the world, with over $3 billion in assets under management. Ms. Bonker was also an Investment Analyst with DLJ's Investment Banking Group and, prior to that, worked as a Systems Analyst and Product Marketing Engineer at Hewlett-Packard. Ms. Bonker received an A.B. in Computer Science with Electrical Engineering from Harvard College and her M.B.A. with Highest Honors from Columbia University.

Jonathan B. Bulkeley (42). Mr. Bulkeley has been the Non Executive Vice Chairman of EDGAR(R) Online, Inc. since April 2003. Mr. Bulkeley is also the Non Exec Chairman of QXL (NASDAQ: QXLC), Europe's leading online auction company. He has served as Chairman of QXL since February 1998, a period in which QXL has gone public, made several acquisitions and expanded into 13 countries across Europe. Mr. Bulkeley served as Chairman and Chief Executive Officer of Lifeminders (NASDAQ: LFMN) from February 2001 until Lifeminders was sold. Prior to Lifeminders, Mr. Bulkeley was the Chief Executive Officer of barnesandnoble.com from 1998 to 2000 and was responsible for barnesandnoble.com's IPO, which at the time was the largest Internet IPO in history. From 1993 to 1998, Mr. Bulkeley worked at America Online. He was managing director of America Online's (AOL) joint venture with Bertelsmann Online in the United Kingdom (UK). He also served as vice president of business development and general manager of media at AOL. Before joining AOL in 1993, Mr. Bulkeley spent eight years at Time Inc. in a variety of roles, including director of marketing and development for Money magazine for three years. Mr. Bulkeley is currently on the Board of Directors of Milliken & Co., The Readers Digest Association (NYSE: RDA) and QXL (NASDAQ:
QXLC). In addition Mr. Bulkeley serves on the Advisory Boards of three private equity funds, The Jordan Edminston Venture Fund in New York, Elderstreet Capital Partners in London and Jerusalem Global Venture Partners in Israel. Mr. Bulkeley has served previously as Chairman of Lifeminders, Chairman of Logikeep and Chairman of the Yale Alumni magazine and on the Boards of Global Commerce Zone, Instant Dx, Cross Media Marketing Corp (AMEX:XMM) and the Hotchkiss School. Mr. Bulkeley received his B.A. in African Studies from Yale University in1982.

Thomas F. McDevitt (46). Mr. McDevitt is the Managing Partner of Edgewood Capital Partners, an investment firm focused on making and managing investments in the real estate and mortgage arenas. Prior to founding Edgewood Capital Partners in 2002, Mr. McDevitt was a Managing Director in charge of the large loan ($30 to $100 million) Commercial Mortgage Backed Securitization Group at Societe Generale, where his group bought or originated 70 loans for $600 million. He was also a founder and active partner of Meenan, McDevitt & Co. from 1991 until it was sold to Societe Generale in 1998. Meenan, McDevitt & Co. was a broker dealer and investment banking firm that acted as agent for over $5 billion of transactions spread over a number of asset classes. From 1988 to 1991, Mr. McDevitt ran the commercial mortgage syndication desk at Citibank, and from 1984 to 1987 he was responsible for commercial mortgage sales in the Mid-Atlantic region for Salomon Brothers Inc Mr. McDevitt received his A.B. from Harvard College and his M.B.A. from the Amos Tuck School of Business Administration and Finance.

Interested Manager

Douglas Lindgren (41). Chairman of the Board of Managers. See "Portfolio Managers and Officers" for complete biographical information on Mr. Lindgren.

Portfolio Managers and Officers

Senior members of the Investment Adviser's Private Equity Group will be responsible for the day-to-day activities of the Fund in their capacities as officers of the Fund and the Managing Member, including, for example:

        o  Identification of investment opportunities

        o  Due diligence

        o  Fund evaluation and selection

        o  Investment monitoring and portfolio management

        o  Fund administration

The officers have substantial experience in private equity, including researching, structuring, negotiating and managing private equity investments. The team understands the intricacies of successful deal making and of realizing returns once a deal has been made. These investment experiences allow the principals to bring a thorough understanding of the investment process, as well as a network of contacts within private equity, to the management of the fund.

The broad private equity experience of these individuals is described below:

Douglas A. Lindgren. Mr. Lindgren (41) is the Principal Executive Officer and Chief Investment Officer of the Fund and Principal Executive Officer of the Managing Member. He is also a Managing Director of U.S. Trust Company. He heads U.S. Trust's Alternative Investments Division and is Co-Chief Executive Officer and Chief Investment Officer of Excelsior Venture Partners III, LLC, Excelsior Venture Investors III, LLC, and Excelsior Private Equity Fund II, Inc., and Co-Chief Executive Officer of UST Private Equity Investors, Inc. In his role as head of U.S. Trust's Alternative Investments Division, Mr. Lindgren oversees groups making direct and fund investments across a variety of investment categories, including private equity, hedge funds and real estate. He has managed all facets of the investment process and has led numerous private equity investments across a variety of sectors since entering the business in 1988. Through these activities, he has established relationships with placement agents, investment bankers and principals in the private equity community. While at U.S. Trust, he has served on the board of directors of both private and public companies. Prior to joining U.S. Trust in April 1995, Mr. Lindgren served in various capacities for Inco Venture Capital Management ("IVCM") from January 1988 through March 1995, including President and Managing Principal from January 1993 through March 1995. While at IVCM, Mr. Lindgren invested in venture capital and buyout transactions and served on the board of directors of several of its portfolio companies. Before joining IVCM, Mr. Lindgren was employed by Salomon Brothers Inc and Smith Barney, Harris Upham & Co., Inc. He is an Adjunct Professor of Finance at Columbia University's Graduate School of Business, where he has taught courses on venture capital since 1993. Mr. Lindgren holds a M.B.A. and B.A. from Columbia University. He serves on U.S. Trust's Portfolio Policy Committee.

James F. Rorer. Mr. Rorer (33) is Vice President of the Fund and the Managing Member. He is also a Vice President of Excelsior Venture Partners III, LLC, Excelsior Venture Investors III, LLC, and the U.S. Trust Company. At U.S. Trust, Mr. Rorer has been responsible for sourcing, evaluating, structuring and managing a broad array of investments in private companies. He has also been active in making investments in private equity funds, building a network among a variety of sponsors and intermediaries in the process. Prior to joining U.S. Trust in May 1999, he worked at Bain & Company, a leading global strategic consulting firm, from September 1996 until April 1999. He was a consultant in the Private Equity Practice, providing strategic due diligence services to large private equity firms. Mr. Rorer worked on projects with a number of prominent buyout firms and gained direct exposure to their investment process and approach, while developing a broad network in this field. In addition, Mr. Rorer also spent time in Bain's standard consulting practice, working with companies on a variety of strategic issues in a number of different industries including automotive, electric power, telecommunications, consumer products and financial services. Mr. Rorer also worked at CS First Boston from 1992 to 1994, where he was in the Financial Institutions Group performing financial analysis and working on a variety of mergers and acquisitions and IPOs. Mr. Rorer graduated from Duke University, Phi Beta Kappa, with a degree in Economics and Mathematics. He holds a M.B.A. from Harvard Business School.

The following individuals are also officers of the Fund:

Robert F. Aufenanger. Mr. Aufenanger (49) is Chief Financial Officer of the Fund and a Senior Vice President of U.S. Trust Company. Mr. Aufenanger is the Chief Financial Officer of the Alternative Investments Group and is responsible for managing the financial reporting and operational affairs of the investment vehicles within the group. Prior to joining U.S. Trust in April 2003, Mr. Aufenanger worked as a consultant to various clients in the Fund industry from January 2002 to March 2003. From 1999 through 2001, he was the Chief Financial Officer for the investment funds sponsored by Icon Capital Corp. He served as the Chief Financial Officer and Controller for funds managed by Merrill Lynch & Co. as a General Partner or Investment Advisor in the private equity, leveraged buyout, real estate and other industries from 1986 to 1998. Prior to that, he was a Controller for an equipment leasing subsidiary of Merrill Lynch & Co. from 1981 to 1985 and was an audit supervisor for Ernst & Young from 1975 to 1980. Mr. Aufenanger received his B.S. in Accounting from St. John's University and is a Certified Public Accountant. He is a member of the "International Who's Who of Professionals", the American Institute of Certified Public Accountants, the New York State Society of Certified Public Accountants, and the Turnaround Management Association.

Cynthia Englert. Ms. Englert (38) is Secretary of the Fund. Ms. Englert is a Vice President of U.S. Trust Company and Chief Administrative Officer and Secretary of Excelsior Venture Partners III, LLC, Excelsior Venture Investors III, LLC, Excelsior Private Equity Fund II, Inc. and UST Private Equity Investors Fund, Inc. At U.S. Trust, Ms. Englert is responsible for accounting, administration and financial reporting for the private equity funds. Prior to joining U.S. Trust in August 2001, Ms. Englert worked at Whitney & Company, a private equity and debt investment manager in Stamford, Connecticut, from May 1999 until August 2001. Ms. Englert was in the fund accounting and administration group and worked as a controller on the firm's private mezzanine debt and high yield debt funds. Previously, Ms. Englert worked as a financial analyst in the management reporting, asset-backed finance and derivatives areas at Greenwich Capital Markets, a firm that specializes in fixed income capital markets, from July 1993 until March 1999. Ms. Englert graduated from Holy Cross College with a B.A. in English and earned an M.B.A. with a concentration in Finance from the University of Connecticut.



                                                                         NUMBER OF
                                                                         FUNDS IN
                                                                         FUND         OTHER
NAME, AGE, and        TERM OF OFFICE AND                                 COMPLEX      DIRECTORSHIPS
POSITION WITH THE     LENGTH OF TIME        PRINCIPAL OCCUPATION         OVERSEEN     HELD BY
FUND                  SERVED                DURING PAST 5 YEARS          BY MANAGER   MANAGERS

                                    Disinterested Managers

Virginia Bonker (38)  Term - Indefinite;    Partner, Blue Rock (8/95       1 (one)    CMGI, Inc.;
Manager               Length - since        to present); Partner,                     LockStar,
                      inception             Sienna Limited Partnership                Inc.;
                                            IV, L.P. (1/03 to                         Integrated
                                            present).                                 Chipware,
                                                                                      Inc.;
                                                                                      eVulkan,
                                                                                      Inc.;
                                                                                      Museumshop.com,
                                                                                      Inc.; Ranch
                                                                                      Networks, Inc.


                                                                         NUMBER OF
                                                                         FUNDS IN
                                                                         FUND         OTHER
NAME, AGE, and        TERM OF OFFICE AND                                 COMPLEX      DIRECTORSHIPS
POSITION WITH THE     LENGTH OF TIME        PRINCIPAL OCCUPATION         OVERSEEN     HELD BY
FUND                  SERVED                DURING PAST 5 YEARS          BY MANAGER   MANAGERS

Jonathan B.           Term - Indefinite;    Non-Executive Vice-Chairman    1 (one)    Milliken &
Bulkeley (42)         Length - since        of EDGAR(R) Online, Inc.                  Company;  The
Manager               inception             (4/03 to present);                        Readers
                                            Non-Executive Chairman of                 Digest
                                            QXL Ricardo, PLC (2/98 to                 Association)
                                            present);                                 and QXL
                                            Chairman and CEO, Lifeminders             Ricardo, PLC;
                                            (2/01 to 10/01);                          EDGAR(R)
                                            Non Executive Chairman,                   Online, Inc.
                                            Logikeep (3/01 to 10/01);
                                            CEO, barnesandnoble.com
                                            (12/98 to 1/00);
                                            Managing Director and V.P.,
                                            AOL (3/93 to 12/98).


Thomas F. McDevitt    Term - Indefinite;    Managing Partner, Edgewood     1 (one)    None
(46)                  Length - since        Capital Partners (5/02 to
Manager               inception             present);
                                            Managing Director, Societe
                                            Generale (6/98 to 3/02);
                                            Founder and Partner ,
                                            Meenan, McDevitt & Co.
                                            (5/91 to 5/98).


                                   Interested Manager

Douglas Lindgren      Term - Indefinite;    Chair of U.S. Trust's          1 (one)    None
(41)                  Length - since        Alternative Investments
Manager               inception             Division, Managing
                                            Director and Senior V.P.
                                            of U.S. Trust (4/95 to
                                            present).


                               Officers who are not Managers

James F. Rorer (33)   Term - Indefinite;    V.P., U.S. Trust, (5/99 to       N/A      N/A
Vice President.       Length - since        present);
                      inception             Consultant, Bain & Company
                                            (9/96 to 4/99).


Robert F.             Term - Indefinite;    Chief Financial Officer of       N/A      N/A
Aufenanger (49)       Length - since        U.S. Trust's Alternative
Chief Financial       inception             Investments Division and
Officer                                     Senior V.P.  of U.S. Trust
                                            (4/03 to present); Chief
                                            Financial Officer, Icon
                                            Holding  Corp. (12/99 to
                                            12/01); Chief Financial
                                            Officer, Merrill Lynch
                                            Funds (6/80 to 10/99).


Cynthia Englert       Term - Indefinite;    V.P. of U.S. Trust,  (8/01       N/A      N/A
(38) Secretary        Length - since        to present);
                      inception             Controller, Whitney &
                                            Company (5/ 99 to 8/01);
                                            Financial analyst,
                                            Greenwich Capital Markets
                                            (7/93 to 3/99).

Board of Managers Compensation

        Each member of the Board of Managers who are not "interested persons," as defined under the Investment Company Act, will receive $5,000 annually and $2,000 per Fund meeting attended, paid by the Fund. Members of the Board of Managers are also entitled to reimbursement of their actual out-of-pocket expenses incurred in connection with their attendance at meetings of the Board of Managers. The Fund does not have a Stock Option plan, other long-term incentive plan, retirement plan or other retirement benefits.



                          ESTIMATED COMPENSATION TABLE

                                                PENSION OR
                                                RETIREMENT      ESTIMATED
                                                BENEFITS        ANNUAL
                              AGGREGATE         ACCRUED AS      BENEFITS
                              COMPENSATION      PART OF FUND    UPON            TOTAL  COMPENSATION
  NAME OF PERSON, POSITION    FROM THE FUND     EXPENSES        RETIREMENT      FROM FUND COMPLEX*

Virginia Bonker               $ 11,000         $ 0              $ 0             $ 11,000 (1 Fund)***
Jonathan B. Bulkeley          $ 11,000         $ 0              $ 0             $ 11,000 (1 Fund)
Douglas Lindgren**            $ 0              $ 0              $ 0             $ 0      (1 Fund)
Thomas F. McDevitt            $ 11,000         $ 0              $ 0             $ 11,000 (1 Fund)

--------------

*The total compensation paid to such persons by the Fund and the Fund Complex is estimated for the fiscal year ending December 31, 2003. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund Complex as the Fund.

**      Interested person of the Fund.

***     The Fund is the only investment company in the fund complex.

        The Board will form an Audit Committee consisting of Managers who are not "interested persons" as that term is defined by the Investment Company Act. The primary duties of the Audit Committee are: (i) to recommend to the full Board of Managers auditors to be retained for the Fund's fiscal year; (ii) to meet with the Fund's independent auditors as necessary; (iii) to review and approve the fees charged by the auditors for audit and non-audit services; and
(iv) to report to the full Board on a regular basis and to make recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate

        The Board will form a Nominating Committee comprised of the independent Managers to whose discretion the selection and nomination of managers who are not interested persons, as defined in the Investment Company Act, will be committed.

Investment Adviser/Managing Member; Compensation

Investment Adviser. U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust - Connecticut Fund Advisers Division, will be the Investment Adviser to the Fund. Founded in 1853, U.S. Trust is one of America's oldest investment management and trust companies. As of December 31, 2002, U.S. Trust had $80 billion in assets under management. U.S. Trust is wholly owned by The Charles Schwab Corporation, one of the nation's largest financial services firms, which together with all its subsidiaries, had over $765 billion in clients' assets as of December 31, 2002.

        U.S. Trust offers a broad array of financial services and has extensive relationships in the financial community, working closely with financial sponsors, investment bankers and other financial intermediaries. U.S. Trust has been active in the private markets and has had a formal private equity program since 1995.

        Under the supervision of the Board of Managers, the Investment Adviser is responsible for finding, evaluating, structuring and monitoring the Fund's investments and for providing or arranging for management services for the Fund. The investment professionals in charge of the day-to-day management of the Fund have extensive experience in private equity investing. See "Officers" below. The Investment Adviser will be entitled to the Management Fee pursuant to terms of the Investment Advisory Agreement.

        Management Fee. The Fund will pay the Investment Adviser, on a quarterly basis, a management fee at an annual rate equal to 1.00% of the net asset value of the Fund. The management fee is determined and payable in arrears on the last day of each fiscal quarter. The Investment Adviser has agreed to waive the management fee during the subscription period, which will end on the final subscription closing date. The Investment Adviser will also receive from the Fund the grant of the Incentive Carried Interest in accordance with the terms of the operating agreement. See "Summary of Terms - Management Fee; Incentive Carried Interest."

        Investment Advisory Agreement. The Fund will enter into an investment advisory agreement with the Investment Adviser. The Investment Advisory Agreement provides that the Investment Adviser shall, subject to the supervision of the Board of Managers, identify, monitor and dispose of the Fund's investments and provide management and administrative services as may be reasonably requested by the Fund. The Fund also uses the services of an administrator, PFPC Inc.

        Under the Fund's Investment Advisory Agreement, the Fund is obligated to bear all costs and expenses directly allocable and identifiable to the Fund or its business or investments, including, but not limited to, fees and expenses of the Board of Managers; fees and expenses of the Investment Adviser; fees and expenses of registering the Fund's Units under federal and state securities laws; interest; taxes; fees and expenses of the

Fund's legal counsel and independent accountants; fees and expenses of the Fund's administrator (PFPC Inc.), transfer agent and custodian; expenses of printing and mailing Unit certificates, reports to members, notices to members and proxy statements; reports to regulatory bodies; brokerage and other expenses in connection with the execution, recording and settlement of portfolio security transactions; expenses in connection with the acquisition and disposition of portfolio investments or the registration of privately issued portfolio securities; costs of third party evaluations or appraisals of the Fund (or its assets) or its actual investments; expenses of membership in investment company and other trade associations; expenses of fidelity bonding and other insurance premiums; expenses of members' meetings; fees payable to the National Association of Securities Dealers, Inc. (the "NASD"), if any, in connection with this offering; indemnification costs and expenses; fees and expenses of legal counsel to the members of the Board of Managers who are not interested persons of the Fund (within the meaning of the Investment Company Act); and the Fund's other business and operating expenses.

        The Investment Advisory Agreement provides for indemnification by the Fund of the Investment Adviser, its affiliates and their officers, directors, employees, members and agents from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of, or under, the Fund's Investment Advisory Agreement. Indemnification is only available to the extent the loss, claim, damage, liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties under the Fund's Investment Advisory Agreement, or the reckless disregard of their obligations and duties under the Fund's Investment Advisory Agreement.

        The Fund's Investment Advisory Agreement provides that it will continue in effect for two years and that, after the initial period of effectiveness will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Board of Managers of the Fund who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such continuance, and either: (i) the vote of a majority of the outstanding Units of the Fund; or (ii) the vote of a majority of the full Board of Managers of the Fund. The Fund's Investment Advisory Agreement also provides that it be terminated at any time, without the payment of any penalty, either by: (i) the Fund, by action of the Board of Managers or by vote of a majority of the outstanding Units of the Fund, on 60 days' written notice to the Investment Adviser; or (ii) the Investment Adviser on 90 days' written notice to the Fund. The Fund's Investment Advisory Agreement will terminate immediately in the event of its "assignment" (as defined in the Investment Company Act).

        In evaluating the Investment Advisory Agreement, the Board reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates and its personnel, operations and financial condition. The Board discussed with representatives of the Investment Adviser the Fund's operations and the Investment Adviser's ability to provide advisory and other services to the Fund. The Board also reviewed, among other things, the nature of the services to be provided by the Investment Adviser, including the process to be used in connection with its analysis of the Underlying Funds and their investment managers, the proposed fees to be charged by the Investment Adviser for its services, including a comparative analysis of fees and expense ratios of investment companies with similar objectives and strategies managed by other investment advisers and the experience of the investment advisory and other personnel providing services to the Fund. The Managers met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. During the discussion, they considered the capability of the Investment Adviser and its experience managing other similar products and concluded the Investment Adviser had experience and personnel sufficient to manage the Fund. They considered the comparative fees and expenses and concluded that the fees to be charged by the Investment Adviser were reasonable. After having the opportunity to request and review such additional information as they deemed necessary and considering the foregoing, the Managers, including the disinterested Managers, concluded that approval of the Investment Advisory Agreement was in the best interests of its shareholders.

Investment Operations

        Under the supervision of the Board of Managers, the Investment Adviser is responsible for finding, evaluating, structuring and monitoring the Fund's investments and for providing or arranging for management services for the Fund. The investment professionals in charge of the day-to-day management of the Fund have extensive experience in private equity investing.

The Investment Committee of the Investment Adviser

        The Investment Committee of the Investment Adviser consists of a group of senior investment management professionals at U.S. Trust with considerable portfolio management and private equity knowledge. The Investment Committee will be responsible for giving high level guidance to the Fund and for approving the Underlying Fund investments. The Chief Investment Officer of the Fund, following the review and approval of the Investment Committee, will be authorized to make investment decisions on behalf of the Fund.

The current members of the Investment Committee are listed below:

Frederick B. Taylor. Chairman of the Investment Committee. Mr. Taylor (61) is Vice Chairman and Chief Investment Officer of U.S. Trust Corporation, a position he has held since 1990. He serves on the Management Committee of The Charles Schwab Corporation. Mr. Taylor also serves as Chairman of U.S. Trust's Portfolio Policy Committee. He has been with U.S. Trust for over 30 years, and has been responsible for developing and implementing investment policy since 1981. Mr. Taylor received his B.A. degree from Wesleyan University, with distinction, and his M.B.A. degree from the University of Pennsylvania, Wharton School. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research. His address is 114 East 47th Street, New York, NY 10036.

John J. Apruzzese. Mr. Apruzzese (45) is the Chief Investment Officer for the U.S. Trust New York Region. He has been a portfolio manager at U.S. Trust since 1984. Previously, Mr. Apruzzese was a staff member of the Labor and Human Resources Committee of the U.S. Senate and worked on federal budget matters. He received his B.A. from Bucknell University and his M.B.A. from New York University. Mr. Apruzzese is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and a member of the Board of Advisers of Outward Bound. His address is 114 East 47th Street, New York, NY 10036.

William T. Armitage. Mr. Armitage (38) is a Senior Vice President of CTC Consulting Inc., which is part of U.S. Trust. At CTC, Mr. Armitage is in charge of the private equity group and is responsible for advising large clients on investments in venture capital and leveraged buyout funds. In aggregate, Mr. Armitage has advised clients with $1.25 billion in commitments to private equity, investments encompassing approximately 140 fund managers. Mr. Armitage has been at U.S. Trust since 1998. In addition to his work at CTC, Mr. Armitage has 16 years of personal investment experience. His experience includes asset allocation studies, manager research, investment policy development and private company valuations. Mr. Armitage received a B.A. in Business Administration with an emphasis in Finance and Economics from Lewis and Clark College. He completed his M.B.A. with a concentration in Finance at the University of Washington. His address is 4380 S.W. Macadam Avenue, Portland, OR 97239.

Timothy A. Barker. Mr. Barker (45) is Managing Director and Investment Strategist in the Family Wealth Management Group, which manages assets for clients of U.S. Trust with a net worth in excess of $100 million. He is responsible for assisting clients in developing and implementing asset allocation strategies. Prior to joining U.S. Trust, Mr. Barker served as chief investment officer at a large family office. He also served as a consultant for Prudential Securities as well as a regional vice president and account manager at The Ayco Corporation. Mr. Barker graduated from Siena College with a B.A. in Political Science and earned his J.D. from Albany Law School. Mr. Barker is a member of the Board of Associate Trustees for Siena College. In addition, he serves on the Board of Directors for both the St. Anne Institute Foundation and St. Peter's Addiction and Recovery Center. His address is 114 East 47th Street, New York, NY 10036.

William V. Ferdinand. Mr. Ferdinand (61) is Managing Director at U.S. Trust Company and is responsible for managing the investment organization in Connecticut. With thirteen portfolio managers, this group actively manages over $3.4 billion of assets.

In addition, Mr. Ferdinand is a member of U.S. Trust's National Portfolio Policy Committee. With over 30 years of investment management experience, he comes to U.S. Trust Company from The Penn Mutual Life Insurance Company, where he served as Executive Vice President and Chief Investment Officer as well as President and Chief Executive Officer of the investment management subsidiaries. At Penn Mutual, Mr. Ferdinand was responsible for overseeing a substantial private equity portfolio and a venture capital group. Prior to Penn Mutual, he managed the pension assets of Union Carbide Corporation, one of the largest pension funds in the nation. Mr. Ferdinand is a Chartered Financial Analyst and received a B.S. degree from the University of Pennsylvania Wharton School of Business. He earned his M.B.A. from New York University. He is a member of the New York and International Society of Security Analysts and the Association for Investment Management and Research.


The Managing Member

        Excelsior Buyout Management, LLC will serve as the Managing Member of the Fund. The Managing Member will have responsibility for the Fund's overall management and overseeing the day-to-day business and operations of the Fund subject to the Board of Managers. The Managing Member has full, exclusive and complete authority in the management and control of the business of the Fund for the purposes stated in the LLC Agreement and makes all decisions affecting the business of the Fund subject to the Board of Managers.

        The Managing Member shall be responsible for maintaining the capital accounts of the Members of the Fund as well as making determinations of allocations to the capital accounts of the Members and distributions to the members as well as representing the Fund in any tax proceedings as the "Tax Matters Partner."

Administrator

        The Administrator, PFPC Inc., performs certain administration, accounting and investor services for the Fund. In consideration for these services, the Fund pays the Administrator an annual fee, payable monthly, equal to approximately .07 to .105% of the Fund's average net assets subject to a minimum monthly fee of approximately $4,200, and will reimburse the Administrator for out-of-pocket expenses.

Custodian and Transfer Agent

        PFPC Trust Company ("PFPC Trust") will serve as the Fund's custodian in accordance with the provisions of the Investment Company Act and the rules and regulations thereunder. As such, PFPC Trust will be responsible for holding the Fund's cash and portfolio securities. PFPC Trust will also serve as the transfer agent and distribution paying agent for the Fund's Units. For its custodian, transfer agency and paying agency services, PFPC Trust will receive customary fees from the Fund. PFPC

Trust's address is: PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153.

                                 CODE OF ETHICS

        The Fund, the Distributor and the Investment Adviser have adopted codes of ethics under Rule l7j-1 of the Investment Company Act that restrict the personal securities transactions of certain associated persons of the Fund, the Distributor and the Investment Adviser. The primary purpose of such codes is to ensure that personal trading by their respective employees does not disadvantage the Fund. U.S. Trust portfolio managers and other investment personnel who comply with the code of ethics' pre-clearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be purchased or sold by or are held in the fund(s) they advise. The codes of ethics can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov or may be obtained after paying a duplicate fee, by electronic request to the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                 CONTROL PERSONS

        Upon completion of the offering, no person is expected to have voting control over the Fund except as set forth under "The Offering."

                               PORTFOLIO TURNOVER

        Because the investments of the Fund generally require relatively long periods of time to reach maturity, it is expected that the Fund's investment turnover will be low. There is, however, no policy limitation on the ability of the Fund to sell an investment after a short period of time.

                                    VALUATION


Net Asset Valuation

        The Fund will compute its net asset value as of the last business day of each quarter and at such other times as deemed appropriate by the Valuation Committee of the Board of Managers. In determining its net asset value, the Fund will value its investments as of such quarter-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value per Unit of the Fund will equal the net asset value of the Fund divided by the number of outstanding Units.

        The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such quarter-end for each Underlying Fund in accordance with the Underlying Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund's interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well any other relevant information available at the time the Fund values its portfolio.

        Prior to investing in any Underlying Fund, the Investment Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which as a general matter will utilize market values when available and otherwise utilize principles of fair value that the Investment Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that the Investment Adviser and the Valuation Committee will review the valuations provided by the investment advisers to the Underlying Funds, neither the Investment Adviser nor the Valuation Committee will be able to confirm independently the accuracy of valuations provided by such investment advisers (which are unaudited).

        In addition, through written and telephone communication and in-person meetings, the Investment Adviser will maintain close relationships with the managers of the Underlying Funds in order to protect the interests of the Fund and its Members. Representatives of the Investment Adviser plan to regularly attend fund investor meetings. To keep abreast of each Underlying Fund's activities, the Investment Adviser will review their periodic reports as well as the reports of the underlying portfolio companies in which the Underlying Funds invest.

        The Fund's valuation procedures require the Investment Adviser and the Valuation Committee to consider all relevant information available at the time the Fund values its portfolio. The Adviser and the Valuation Committee will consider such information, and may conclude in certain circumstances that the information provided by the investment adviser of an Underlying Fund does not represent the fair value of the Fund's interests in the Underlying Fund. Following procedures adopted by the Board and the Valuation Committee, in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Generally, the Fund would not anticipate applying a discount or a premium to the net asset value reported to it with respect to its Underlying Fund investments because it is anticipated that the valuation methodologies used by the Underlying Funds would already be reflective of the illiquid nature of the Fund's investment in such Underlying Funds. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee.

        The valuations reported by the investment advisers of the Underlying Funds, upon which the Fund calculates its quarter end net asset value and net asset value per Unit, may be subject to later adjustment, based on information reasonably available at that time. These valuations may be adjusted by the Valuation Committee in its sole discretion as it deems appropriate to reflect the fair market value of the Underlying Funds and their interests in portfolio companies or other assets. Circumstances that would justify an adjustment of the valuations reported to the Valuation Committee by the Managers of the Underlying Funds would include information available to the Valuation Committee that was not reflected in the valuations supplied by the Underlying Funds including: (i) changes in prices of publicly traded securities held by the Underlying Funds,
(ii) the pricing obtained for new rounds of financing, particularly financing obtained in significant amounts from new unrelated investors, (iii) the discontinuation of operations or an important component of operations or the commencement of insolvency or reorganization proceedings of a portfolio company in the Underlying Funds and (iv) any other factor or set of factors which, when viewed in the totality of the circumstances would compel an investment professional to conclude that there had occurred an objectively verifiable change in the circumstances of the issuer or in the environment which is not likely to be reversed in any relevant time frame and which renders current valuation an obsolete, misleading measure of current value for which there is a readily determined and more reliable measure (as would clearly be the case, for instance, where there is a new round of financing from a new unrelated source or where insolvency proceedings have commenced). Other adjustments may occur from time to time.

        Prospective investors should be aware that there can be no assurance that the fair values of interests in Underlying Funds as determined under the procedures described above will in all cases be accurate to the extent that the Fund and the Valuation Committee do not generally have access to all necessary financial and other information relating to the Underlying Funds to determine independently the net asset values of those funds. The results of the Valuation Committee's valuation of securities whose market value is not readily ascertainable will be based upon the Valuation Committee's assessment of the fair value of such securities and their issuers and, therefore, are subject to interpretation and inaccuracies. The Valuation Committee's valuation of portfolio positions could have an adverse effect on the Fund's net assets if its judgments regarding appropriate valuations should prove incorrect.

        To the extent the Fund purchases debt securities, debt securities will be valued in accordance with the Fund's valuation procedures, which generally provide for using a third party pricing system, agent, or dealer selected by the Investment Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Board and the Valuation Committee will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Committee to represent fair value.

        Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of this Board, the Valuation Committee, the Investment Adviser, or investment advisers to the Underlying Funds should prove incorrect.

Capital Accounts, Allocations and Distributions

        Capital Accounts. Investors in the Fund will become Members in the Fund, which will establish a capital account for each Member. Members' capital contributions and their share of items of income and gain will increase their capital accounts, and their distributions and their share of items of loss, deduction and expense will reduce their capital accounts. The Fund will establish a capital account for the Investment Adviser to which allocations in respect of the Incentive Carried Interest will be made as well as its Capital Contribution.

        Allocations. The income, gain, loss, deduction and expense of the Fund will be determined and allocated as of the end of each tax year (typically December 31) to the Members to reflect the distribution procedures described herein.

        In the event of the resignation or removal of the Investment Adviser or other termination without reinstatement of the Fund's investment advisory agreement with the Investment Adviser or an affiliate, the assets of the Fund will be valued in accordance with the Fund's operating agreement as of the date of resignation, removal or termination, and the Fund will be deemed to have realized gain or loss on such assets based on the valuations so assigned.

        Notwithstanding the foregoing, the Fund may, in its sole and absolute discretion, make special allocations of items of Fund income, gain, loss, deduction and expense in order to cause the capital account balances of the Members and the Managing Member to reflect the economic arrangement set forth in the following paragraph.

        Distributions. Distributions of net investment proceeds will be made by the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

        Distributions shall be made to the Members in accordance with the following order of priority: (a) first, 100% to the Members pro rata in accordance with their percentage interests until aggregate distributions to the Members under this clause (a) equal the sum of: (i) their capital contributions and (ii) an amount equal to a cumulative preferred 8% annual rate of return on their unreturned capital contributions as of the date of such distribution; (b) second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions to the Members under clause (a) above that are in excess of the Members' capital contributions; and (c) thereafter, 95% to the Members pro rata in proportion to their capital contributions and 5% to the Investment Adviser. Upon liquidation of the Fund, any cash or other property available for distribution will be distributed to the Members, including the Fund, and to the Investment Adviser pro rata in accordance with their respective capital account balances. The Investment Adviser's capital account balance generally will reflect the allocations that have been made to the Investment Adviser in respect of the Incentive Carried Interest and its capital contribution but that have not been previously distributed to the Investment Adviser.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

        The following is a summary of certain U.S. federal income tax consequences to the initial members who are U.S. persons. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations, judicial authorities, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion does not address all of the tax consequences that may be relevant to a particular member or to members subject to special treatment under federal income tax laws (e.g., banks and certain other financial institutions, insurance companies, tax-exempt organizations and non-U.S. persons). This discussion is limited to Members who hold their Units as capital assets. No ruling has been or will be sought from the IRS regarding any matter discussed herein. Except as expressed in "Tax Status of the Fund" below, counsel to the Fund has not rendered any legal opinion regarding any tax consequences relating to the Fund or an investment in the Fund. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL INCOME TAX CONSEQUENCES OF ACQUIRING, HOLDING AND DISPOSING OF UNITS AS WELL AS THE EFFECTS OF STATE, LOCAL AND NON-U.S. TAX LAWS.

        Tax Status of the Fund. At the first subscription closing, the Fund will receive an opinion of its counsel, Paul, Hastings, Janofsky & Walker LLP, to the effect that, under current law and based on certain assumptions and representations, the Fund will be treated as a partnership and not as a "publicly traded partnership" that is treated as a corporation for federal income tax purposes.

        A limited liability company that is registered as an investment company under the Investment Company Act (in the case of the Fund) would be treated as a corporation for federal income tax purposes if it were to become a publicly traded partnership. A publicly traded partnership is a partnership (or limited liability company intended to be treated as a partnership) the interests of which are either traded on an established securities market or readily tradable on a secondary market (or the substantial equivalent thereof). Each of the Fund, the Managing Member and the Investment Adviser has represented to counsel for the Fund that, among other things, neither it, nor any affiliate thereof, will participate in the establishment of an established securities market or secondary market (or the substantial equivalent thereof) for this purpose.

        In addition, the operating agreement for the Fund imposes significant restrictions on transfer of interests in the Fund in order to address this point. By subscribing for Units, each Member agrees to indemnify and hold harmless the Fund, the Investment Adviser, the Distributor, each other Member and any successor or assign of any of the foregoing, from and against all losses, taxes, claims, damages, liabilities, costs and expenses (including losses, claims, damages, liabilities, costs and expenses of any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of or arising from any transfer made by that Member in violation of the Operating Agreement or any misrepresentation made by that Member in connection with any purported transfer. A similar indemnification is required to be made by a permitted transferee of Units.

        Ultimately, counsel's opinion as to the treatment of the Fund as a partnership for federal income tax purposes will be based on, among other things, the maintenance of factual conditions (including those underlying the representations made to counsel), the continuation of which cannot be assured. Counsel to the Fund will not render a tax status opinion or review such factual environment after the first subscription closings.

        If the Fund was treated as a publicly traded partnership or otherwise treated as a corporation for federal income tax purposes, material adverse consequences for the Members would result. The Fund would be subject to tax on its net income at corporate tax rates without a deduction for any distribution to the Members, thereby materially reducing the amount of any cash available for distribution to the Members. In addition, the Members of the Fund would be treated as shareholders for federal income tax purposes. Thus, capital gains and losses and other income and deductions of the Fund would not be passed through to the Members, and all distributions by the Fund to the Members would be treated as dividends, returns of capital and/or gains.

        The following discussion assumes that the Fund will continue to be treated as a partnership for federal income tax purposes.

        Taxation of Members of the Fund. By reason of the treatment of the Fund as a partnership for federal income tax purposes, the Fund itself will not be subject to federal income tax. Rather, each Member in computing its federal income tax will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense for the taxable year of the Fund ending within or with the taxable year of the Member.

        Nonliquidating cash distributions made by the Fund to a Member generally will not be taxable to the Member, except to the extent that the amount of such cash distributions exceeds the distributee's adjusted tax basis in his, her or its Units. However, allocations of taxable income, which are taxable to the Members, are expected generally to coincide with cash distributions. If the Fund distributes both cash and other property to a Member, the Member's adjusted tax basis in his, her or its Units will be reduced first by the cash and then by the Fund's tax basis in the other property distributed. The Member will have a tax basis in non-liquidating, non-cash distributions of property equal to the Fund's tax basis in such property (but in no event in excess of the Member's adjusted tax basis in his, her or its Units reduced by the amount of any cash distributed in the same transaction).

        For federal income tax purposes, a Member's allocable share of Fund tax items will be determined by the provisions of the Operating Agreement if such allocations have or are deemed to have "substantial economic effect" or are determined to be in accordance with the Members' interests in the Fund. The allocations under the Operating Agreement are intended to satisfy such requirements. If, however, the IRS successfully challenged the Fund's allocations of income, gain, loss, deduction and expense, the redetermination of the allocations to a particular Member for federal income tax purposes may be less favorable than the allocations set forth in the Operating Agreement.

        The Fund may derive taxable income from a Fund investment that is not matched by a corresponding receipt of cash. This could occur, for example, if the Fund makes an investment in certain non-U.S. corporations. See "Phantom Income from Fund Investments in Non-U.S. Corporations" below. This could also occur if the Fund invests in an entity that is classified as a partnership and such entity allocates income or gain to the Fund without making a corresponding distribution of cash. Moreover, the Fund is not required to make current distributions of its entire earnings. In addition, a reduction of Fund nonrecourse borrowings (as defined for federal income tax purposes) would be treated as a constructive distribution of cash to a Member to the extent of his, her or its allocable share of such reduction, even though an actual cash distribution is not made. Accordingly, it is possible that a Member's federal income tax liability with respect to his, her or its allocable share of Fund earnings in a particular taxable year could exceed the cash distributions to the Member for the year, thus giving rise to an out-of-pocket payment by the Member.

        Tax Basis Rules. Fund distributions (other than those attributable to dividends, if any, from the investments of the Underlying Funds) generally will not be taxable to a Member to the extent of such Member's adjusted tax basis in his, her or its Units. In addition, a Member is allowed to deduct his, her or its allocable share of Fund losses only to the extent of such Member's adjusted tax basis in his, her, or its Units at the end of the taxable year in which the losses occur. A Member's adjusted tax basis is equal to the Member's capital contributions to the Fund as adjusted by certain items. Basis is generally increased by the Member's allocable share of Fund profits (and items of income and gain) and nonrecourse borrowings (as defined for federal income tax purposes). Basis is generally decreased by the Member's allocable share of Fund losses (and items of loss, deduction and expense), the amount of cash distributed by the Fund to the Member, the Fund's tax basis of property (other than cash) distributed by the Fund to the Member and any reduction in the Member's allocable share of nonrecourse borrowings (as defined for federal income tax purposes).

        To the extent that a Member's allocable share of Fund losses are not allowed because the Member has insufficient adjusted tax basis in his, her or its Units, such disallowed losses may be carried over by the Member to subsequent taxable years and will be allowed if, and to the extent of the Member's adjusted tax basis in subsequent years.

        At Risk Rules. Individuals and certain closely held C corporations are allowed to deduct their allocable share of Fund losses only to the extent of each such Member's "at risk" amount in the Fund at the end of the taxable year in which the losses occur. A Member's at risk amount generally is equal to the Member's aggregate capital contributions to the Fund. To the extent that a Member's allocable share of Fund losses are not allowed because the Member has an insufficient amount at risk in the Fund, such disallowed losses may be carried over by the Member to subsequent taxable years and will be allowed if, and to the extent of the Member's at risk amount in subsequent years.

        Passive Activity Loss Rules. Individuals, estates, trusts, closely held C corporations and personal service corporations are not allowed to deduct "passive activity losses" (as defined for federal income tax purposes) against certain other income, such as salary or other compensation for personal services, interest, dividends, annuities, royalties or gains attributable to the disposition of property that either produces such nonbusiness income or is held for investment. An investment in the Fund may constitute a passive activity with respect to the Members. If so, any losses from the Fund may be limited to deductions against other passive activity income of the Member. In addition, the Fund's investment activities may not constitute a passive activity for purposes of the passive activity loss rules. Therefore, a Member may not be allowed to offset his, her or its allocable share of Fund items of income or gain with the member's passive activity losses from other sources.

        Investment Interest Limitation. Individuals and other noncorporate taxpayers are allowed to deduct their allocable shares of interest paid or accrued by the Fund on its indebtedness (so-called investment interest) only to the extent of each such Member's net investment income for the taxable year. A Member's net investment income generally is the excess, if any, of the Member's investment income from all sources (which is gross income from property held for investment) over investment expenses from all sources

(which are deductions allowed that are directly connected with the production of investment income). Investment income excludes net capital gain attributable to the disposition of property held for investment (and thus would not include any gains realized by the Fund on the sale of its investments), unless the Member elects to pay tax on such gain at ordinary income rates.

        To the extent that a Member's allocable share of Fund investment interest is not allowed because the Member has insufficient net investment income, such disallowed investment interest may be carried over by the Member to subsequent taxable years and will be allowed if and to the extent of the Member's net investment income in subsequent years. If a Member borrows to finance the purchase of Units, any interest paid or accrued on the borrowing will be investment interest that is subject to these limitations. Since the amount of a Member's allocable share of Fund investment interest that is subject to this limitation will depend on the Member's aggregate investment interest and net investment income from all sources for any taxable year, the extent, if any, to which Fund investment interest will be disallowed under this rule will depend on each Member's particular circumstances each year.

        Other Limitations on Deductions and Special Code Provisions. Prospective investors should be aware that they could be subject to various other limitations on their ability to deduct their allocable share of Fund losses (or items of loss and deduction thereof). An individual, estate or trust may deduct so-called miscellaneous itemized deductions (which include the Fund management fee and certain other fees and expenses of the Fund, and the Underlying Funds) only to the extent that such deductions exceed 2% of the adjusted gross income of the taxpayer. Since the amount of a Member's allocable share of such expenses that is subject to this disallowance rule will depend on the member's aggregate miscellaneous itemized deductions from all sources and adjusted gross income for any taxable year, the extent, if any, to which such expenses will be subject to disallowance will depend on each Member's particular circumstances each year. Other limitations are imposed on itemized deductions of high-income individuals.

        For federal income tax purposes, if a Member of a limited liability company performs services for the company and there is a related direct or indirect allocation and distribution by the company to such a Member, the allocation and distribution may be recharacterized as a fee. It is intended that the Investment Adviser's Incentive Carried Interest constitute an allocable share of Fund earnings and not a fee for tax purposes. No assurance can be given, however, that the IRS could not successfully assert that the Incentive Carried Interest be recharacterized as a fee under these rules. If the Incentive Carried Interest were characterized as a fee, Members could be subject to the limitations on deductibility relating to miscellaneous itemized deductions and certain other itemized deductions of high-income individuals described in the preceding paragraph.

        In addition, prospective investors should be aware that certain of the activities of the Fund may be subject to various special provisions of the Code that, among other things, defer or disallow the deductibility of certain expenses. Organizational expenses of the Fund are not currently deductible, but may, at the election of the Fund (as the case may be) be amortized ratably over a period of not less than 60 months. Syndication expenses of the Fund (i.e., expenditures made in connection with the marketing and issuance of interests therein, including placement fees) are neither deductible nor amortizable.

        Non-U.S. Currency Gains or Losses. If the Fund makes an investment or obtains financing denominated in a currency other than the U.S. dollar, then the Fund may recognize gain or loss attributable to fluctuations in such currency relative to the U.S. dollar. The Fund may also recognize gain or loss on such fluctuations occurring between the time it obtains and disposes of non-U.S. currency, between the time it accrues and collects income denominated in a non-U.S. currency, or between the time it accrues and pays liabilities denominated in a non-U.S. currency. Such gains or losses generally will be treated as ordinary income or loss.

        Phantom Income From Fund Investments In Non-U.S. Corporations. It is possible that the Fund may invest in non-U.S. corporations that could be classified as "passive foreign investment companies," "controlled foreign corporations" and "foreign personal holding companies" (each as defined for federal income tax purposes). For federal income tax purposes, these investments may, among other things, cause a member to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gains.

        Non-U.S. Taxes. Certain dividends and interest received by the Fund from sources outside of the U.S. may be subject to withholding taxes imposed by other countries. The Fund may also be subject to capital gains taxes in certain other countries where it purchases and sells stocks and securities. Tax treaties between the United States and other countries may reduce or eliminate such taxes.

        The Fund will inform Members as to their proportionate share of non-U.S. taxes paid by the Fund and Members will be required to include such taxes in their income. Members generally will be entitled to claim either a credit (subject, however, to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such non-U.S. taxes in computing their federal income taxes.

        Sale Of Fund Investments. The Fund will generally recognize capital gain or loss on the sale of its investments.

        Limitation On Deductibility Of Capital Losses. Capital losses are deductible only to the extent of capital gains (subject to an exception for individuals under which up to $3,000 of capital losses may be offset against ordinary income annually).

        Sale of Units Restricted. Members will not be able or allowed to freely sell or otherwise transfer their Units. In addition, neither the Fund, nor the Investment Adviser (or any affiliate thereof) will repurchase any Units, except that the Fund will repurchase Units upon its termination. By subscribing for Units, each Member agrees to indemnify and hold harmless the Fund, the Investment Adviser, the Distributor, each other Member, and any successor or assign of any of the foregoing, from and against all losses, claims, damages, liabilities, costs and expenses (including losses, taxes, claims, damages, liabilities, costs and expenses of any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of or arising from any transfer made by that Member in violation of the Operating Agreement or any misrepresentation made by that Member in connection with any purported transfer. A similar indemnification is required to be made by a permitted transferee. See "Risk Factors Relating to the Fund--Restrictions on Transfer."

        A Member that is allowed to sell his, her, or its Units will recognize gain or loss measured by the difference between the amount realized on the sale and the Member's adjusted tax basis in the Units sold (as described in "Tax Basis Rules" above). Such gain or loss generally will be long-term capital gain or loss if the Member held the sold Units for more than one year. The amount realized will include the Member's allocable share of Fund nonrecourse borrowings (as defined for federal income tax purposes) , if any, as well as any proceeds from the sale. Thus, a Member's tax liability upon the sale of Units may exceed the Member's cash proceeds from the sale.

        Alternative Minimum Tax. In certain circumstances, individuals, corporations and other taxpayers may be subject to an alternative minimum tax in addition to regular tax. A Member's potential alternative minimum tax liability may be affected by reason of an investment in the Fund. The extent, if any, to which the alternative minimum tax applies will depend on each Member's particular circumstances for each taxable year.

        Tax Elections. Under Section 754 of the Code, a limited liability company treated as a partnership may make a generally irrevocable election to adjust the tax basis of its assets in the event of a distribution of company property to a Member or in the event of a transfer of company interests (in which latter case basis will be adjusted with respect to the transferee member only). The Fund currently does not intend to make a Section 754 election due to the accounting complexities that would result and the possibility that the funds in which it invests may not make such election. The Board of Managers for the Fund has sole and absolute discretion to make all tax elections for its respective entity.

        Reports to Members. The Fund has the calendar year as its taxable year. The Fund will furnish annually to each Member a report containing a Schedule K-l, which indicates each Member's distributive share for each calendar year of Fund income, gain, loss, deduction and expense for use in the preparation of the Member's income tax return. The Fund will endeavor to deliver Schedules K-l to Members prior to April 15 of each year, but it is likely that it will not be able to do so because, among other things, the Fund may not receive sufficiently prior to April 15 a Schedule K-l from an Underlying Fund that is classified as a partnership for federal income tax purposes in which the Fund has invested. Accordingly, Members may be required to obtain extensions for filing their federal, state and local income tax returns each year. The Fund will provide Members with estimated annual federal income tax information prior to April 15, assuming the Fund is able to obtain such information.

        Tax Audits. Although not required to pay any federal income tax, the Fund must file a federal income tax information return each taxable year. The IRS may audit Fund returns in a unified entity proceeding at the Fund level. The Managing Member, who would represent the Fund at such an audit as the so-called tax matters partner, has considerable authority to make decisions affecting the tax treatment and procedural rights of the Fund. The Managing Member may also generally enter into settlement agreements with the IRS that bind the Fund, and consent on behalf of the Fund to extend the statute of limitations for assessing a deficiency with respect to a Fund item. Successful adjustments by the IRS of Fund items of income, gain, loss, deduction or expense could change a Member's federal, state and local income tax liabilities.

        Backup Withholding. The Fund may be required to withhold federal income tax at a rate of 30% on a member's allocable share of interest and dividends if the Member fails to provide the Fund with his, her or its taxpayer identification number or a certificate that he, she or it is exempt from backup withholding, or the IRS notifies the Fund that the Member is subject to backup withholding. The Member may be entitled to a federal income tax credit for the amount of any backup withholding if the required information is furnished to the IRS.

        Certain Considerations For Tax-Exempt Investors. The Fund does not currently intend to borrow money for any purpose. Although the Investment Adviser will generally seek to avoid investing in Underlying Funds that generate unrelated business taxable income due to their borrowing, if an Underlying Fund in which it invests borrows, as a partnership, these borrowings would be attributable to the Fund. In such case, or if the Fund were to borrow, the Fund's allocable share of income attributable to such borrowing likely would constitute "debt financed income" for the Fund's tax-exempt investors and would therefore generate unrelated business taxable income ("UBTI") for federal and perhaps state income tax purposes for pension funds, Keogh plans, individual retirement accounts and other tax-exempt investors (and may have other adverse tax consequences for certain tax-exempt investors, e.g., the receipt of any UBTI by a charitable remainder trust would cause all income from all sources to be taxable to such a trust). Accordingly, such prospective investors are urged to consult their own tax advisers concerning possible federal, state, local and non-U.S. tax consequences from an investment in the Fund.

        Certain Considerations For Non-U.S. Investors. The discussion under this heading applies to certain Members who are not "U.S. persons" as determined for U.S. federal income tax purposes ("non-U.S. members"). The term "U.S. person" means:

     -  a citizen or individual resident of the United States;

     - a corporation or partnership created or organized under the laws of the United States or any political subdivision thereof or therein;

     - an estate the income of which is subject to U.S. federal income taxation regardless of source; or

     - a trust if (a) a U.S. court is able to exercise primary supervision over the administration of the trust and one or more U.S. persons has the authority to control all substantial decisions of the trust or (b) the trust was in existence on August 20, 1996 and properly elected to continue to be treated as a U.S. person.

        Given the nature of the investment activities of the Fund (the activities of which would be attributed to the members), the Fund believes that a non-U.S. member generally should not be subject to regular U.S. federal income taxation on his, her or its allocable share of Fund income where such member's nexus with the U.S. is solely as a result of an investment in Units. No prohibition exists on the nature of investment activities of private funds in which the Fund invests, and thus no assurances can be given in this regard. Fund allocations of dividends and certain interest income to non-U.S. members will be subject to U.S. withholding tax of 30% (unless reduced or eliminated by an applicable treaty).

        If, contrary to expectations, the Fund were treated as being engaged in a U.S. trade or business, then each non-U.S. member generally would be subject to regular U.S. federal income taxation on his, her or its allocable share of Fund income. In such case, each non-U.S. member would be required to file a U.S. federal income tax return reporting his, her or its allocable share of Fund income attributable to the conduct of a U.S. trade or business and to pay U.S. federal income tax at regular U.S. rates on that income. In addition, the Fund would be required to withhold and pay over to the IRS certain amounts with respect to such income. Any amount so withheld would be creditable against the non-U.S. member's ultimate U.S. federal income tax liability, and the non-U.S. member would be entitled to a refund to the extent that the amount withheld exceeded such member's U.S. federal income tax liability for the taxable year. Finally, a corporate non-U.S. member's allocable share of Fund income may be subject to a 30% U.S. branch profits tax.

        Different rules from those described above apply in the case of non-U.S. members subject to special treatment under U.S. federal income tax law, including a non-U.S. member:

     - who has an office or fixed place of business in the U.S. or is otherwise carrying on a U.S. trade or business;

     - who is an individual present in the U.S. for 183 or more days or has a "tax home" in the U.S. for U.S. federal income tax purposes;

     -  who is a former citizen or resident of the U.S.; or

     - that is a controlled foreign corporation, a foreign insurance company that holds Units in connection with a U.S. trade or business, a foreign personal holding company or a corporation that accumulates earnings to avoid U.S. federal income tax.

        NON-U.S. MEMBERS ARE URGED TO CONSULT THEIR U.S. TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF INVESTING IN THE FUND.

        State, Local and Non-U.S. Tax Consequences. In addition to the federal income tax consequences described above, the Members, the Fund and the entities in which the Fund invests may be subject to various state, local and non-U.S. taxes. A Member's allocable share of Fund income, gain, loss, deduction and expense may be required to be included in determining such Member's reportable income for state, local and non-U.S. tax purposes. In addition, state, local and non-U.S. taxation of Fund tax items may differ from the treatment of such items for federal income tax purposes.

        The Board of Managers has sole and absolute discretion to file or not to file composite, group or similar state, local and non-U.S. tax returns on behalf of the Members (where and to the extent permissible under applicable law). If the Board of Managers decides to make any such composite, group or similar filing, such a filing would eliminate a Member's filing requirement in such a jurisdiction arising by reason of an investment in the Fund. Each Member will be required to execute any relevant documents (including a power of attorney authorizing such a filing), to furnish any relevant information and otherwise to do anything necessary in order to facilitate any such composite, group or similar filing. Any taxes paid by the Fund in connection with any such composite, group or similar filing will be treated as an advance to the relevant Members (with interest being charged thereon) and will be recouped by the Fund out of any distributions subsequently made to the relevant Members. Such advances may be funded by the Managing Member or an affiliate thereof (with interest thereon). Both the deduction for interest payable by the Fund to the Managing Member (or an affiliate thereof) with respect to such advances, and the corresponding income from interest received by the Fund from relevant Members will be specially allocated to such Members, and such interest expense may be subject to limitations on deductibility (see "Investment Interest Limitation" above). Such taxes may be higher or lower than what a

Member's state, local or non-U.S. tax liability would be in the absence of such a composite, group or similar filing.

        PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE STATE, LOCAL AND NON-U.S. TAX CONSEQUENCES OF ACQUIRING, HOLDING AND DISPOSING OF UNITS.

                              ERISA CONSIDERATIONS

General

        The Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and Section 4975 of the Internal Revenue Code of 1986, as amended (the "Code"), impose certain restrictions on (a) employee benefit plans (as defined in Section 3(3) of ERISA) that are subject to Title I of ERISA, (b) plans (as defined in Section 4975(e)(1) of the Code) that are subject to Section 4975 of the Code, including individual retirement accounts or Keogh plans, (c) any entities whose underlying assets include plan assets by reason of a plan's investment in such entities (each of (a), (b) and (c), a "Plan") and (d) persons who have certain specified relationships to Plans ("Parties in Interest" under ERISA and "Disqualified Persons" under the Code). Moreover, based on the reasoning of the United States Supreme Court in John Hancock Life Ins. Co. v. Harris Trust and Sav. Bank, 114 S. Ct. 517 (1993), an insurance company's general account may be deemed to include assets of the Plans investing in the general account (e.g., through the purchase of an annuity contract), and such insurance company might be treated as a Fiduciary or Party in Interest with respect to a Plan by virtue of such investment. ERISA also imposes certain duties on persons who are fiduciaries of Plans subject to ERISA, and ERISA and
Section 4975 of the Code prohibit certain transactions between a Plan and Parties in Interest or Disqualified Persons with respect to such Plan. Violations of these rules may result in the imposition of excise taxes and other penalties and liabilities under ERISA and the Code. Because the Fund is registered under the Investment Company Act, the underlying assets of the Fund would not be deemed to include "plan assets" pursuant to regulations issued by the U.S. Department of Labor, and the Managing Member would not be a fiduciary.

        Prior to making an investment in the Units, prospective Plan investors should consult with their legal advisers concerning the impact of ERISA and the Code and the potential consequences of such investment with respect to their specific circumstances. Moreover, each Plan fiduciary should take into account, among other considerations, whether the fiduciary has the authority to make the investment; whether the investment constitutes a direct or indirect transaction with a Party in Interest or Disqualified Person; the composition of the Plan's portfolio with respect to diversification by type of asset; the Plan's funding objectives; the tax effects of the investment; and whether under the general fiduciary standards of investment prudence and diversification an investment in the Units is appropriate for the Plan, taking into account the overall investment policy of the Plan and the composition of the Plan's investment portfolio. Governmental plans, foreign pension plans and certain church plans are not generally subject to the fiduciary responsibility provisions of ERISA or the provisions of Section 4975 of the Code.

        The sale of any Units to a Plan is in no respect a representation by the Fund that such an investment meets all relevant legal requirements with respect to investments by Plans generally or any particular Plan, or that such an investment is appropriate for Plans generally or any particular Plan.

        This summary does not include all of the fiduciary investment considerations relevant to ERISA-Covered Plans and should not be construed as legal advice or a legal opinion. Prospective investors should consult with their own counsel on these matters.

        This summary is based on provisions of ERISA and the Code as of the date hereof. This summary does not purport to be complete and is qualified in its entirety by reference to ERISA and the Code. No assurance can be given that future legislation, administrative regulations or rulings in court decisions will not significantly modify the requirements summarized herein. Any such changes may be retroactive and thereby apply to transactions entered into prior to the date of their enactment or release.

                              DESCRIPTION OF UNITS

        The Fund has been formed as a Delaware limited liability company and as such is governed by Delaware law and an operating agreement (the "Operating Agreement") that defines many of the rights and responsibilities of the Board of Managers and members. A copy of the form of Operating Agreement is attached hereto as Appendix A. Investors will become Members of the Fund, which will establish a capital account for each Member. Capital contributions and a Member's share of items of income and gain will be credited to such Member's capital account and a Member's distributions and share of items of loss, deduction and expense will be debited from such Member's capital account. See "Capital Accounts, Allocations and Distributions." The fiscal year of the Fund ends on December 31.

Summary of Limited Liability Company Operating Agreement

        The Operating Agreement governs the relationships, rights and obligations of the investors in the Fund. The following is intended only as a summary of certain provisions of the Operating Agreement not discussed elsewhere in this prospectus. The Operating Agreement is subject to the provisions of the Investment Company Act. The statements made herein do not purport to be complete and are qualified by reference to the Operating Agreement. Prospective investors should study the entire Operating Agreement before signing the Subscription Agreement.

        Fund Capital. Except as specifically provided in the Operating Agreement, no investor is entitled to interest on any capital contribution to the Fund or on such investor's capital account. Except as otherwise provided in the Operating Agreement, no investor has the right to withdraw, or to receive any return of, such investor's capital contribution. No investor is required to make any additional capital contributions to the Fund beyond the amount of the investor's subscription. See "Liability of Members" below.

        Voting Rights of Investors. Investors cannot participate in the management or control of the Fund. However, the Operating Agreement provides that, subject to certain conditions described below, the investors may vote on or approve certain Fund matters. Upon notification to the Fund, investors may obtain a list of the names and addresses (if known) of all of the investors for a purpose reasonably related to such investor's interest as an investor in the Fund.

        Subject to the provisions described below, the investors may: (i) to the extent required by the Investment Company Act, approve or disapprove and remove the members of the Board of Managers; (ii) to the extent required by the Investment Company Act, approve or disapprove any proposed investment advisory contract or disapprove and terminate any such existing contract; provided, however, that such contracts are also approved by a majority of the members of the Board of Managers who are not parties to such contract or "interested persons" of any such party as such term is defined in the Investment Company Act; (iii) to the extent required by the Investment Company Act, ratify or reject the appointment of the independent accountants of the Fund; (iv) to the extent required by the Investment Company Act, terminate the Fund's independent accountants; (v) to the extent required by the Investment Company Act, consent to the dissolution of the Fund; (vi) select a liquidator in certain limited circumstances; (vii) approve certain limited amendments to the Operating Agreement; and (viii) approve any other matters related to the business of the Fund that the Investment Company Act requires to be approved by the investors so long as the Fund is subject to the provisions of the Investment Company Act; provided, however, that, prior to the exercise of any such right of approval, the Board of Managers amend the Operating Agreement to reflect such additional voting right.

        The Fund shall vote Units for which it receives no voting instructions in the same proportion as the Units for which it receives voting instructions.

        Transferability of Units. Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board of Managers, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws. An attempted transfer made without such consent is null and void and may subject the Member to indemnification responsibilities with respect to the other Members and the Fund. The consent of the Board of Managers to a request by a Member to transfer his, her, or its Units to a family member, trust, or other similar person or entity for estate planning purposes will not be unreasonably withheld. Substituted or additional Members may be admitted only with the consent of the Board of Managers, which will consider the suitability of the Units as an investment for such prospective Member and which may require such prospective Member to provide the Fund with an opinion of counsel regarding the tax or regulatory effects of such admission. A Member will be responsible for all costs associated with an attempted or realized transfer of any portion of its Units, whether or not the Board of Manager consents to such transfer.

        The issuance of Units is not subject to any preemptive rights, redemption rights or sinking fund and Units are not convertible into any other security of the Fund.

Liability of Members

        Members will not be liable for any obligations of the Fund in excess of their capital account balance, plus their share of undistributed profits. If, however, a Member receives a distribution from the Fund and after such distribution the liabilities of the Fund exceed the fair value of the Fund's assets (and had knowledge of this fact at the time of the distribution) such Member may be required to return such distribution to the Fund. The Fund has no intention of making such a distribution. Members will not have the right to a return of their capital contribution except in accordance with the distribution provisions of the Operating Agreement.

Duty of Care

        The Operating Agreement provides that the members of the Board of Managers shall not be (a) personally liable to the Fund for the debts, obligations or liabilities of the Fund, (b) obligated to cure any deficit in any capital account, (c) required to return all or any portion of any capital contribution, or (d) required to lend any funds to the Fund. The Operating Agreement also provides that no member of the Board of Managers, appropriate officer, member, investment adviser, distributor or selling agent of or for the Units of the Fund, or any of their respective affiliates, shareholders, partners, officers, directors, members, employees, agents and representatives shall have any liability, responsibility, or accountability in damages or otherwise to any member or the Fund for any action or inaction on the part of the Fund or otherwise in connection with the business or affairs of the Fund. The Operating Agreement contains provision for the indemnification, to the extent permitted by law, of the Board of Managers, appropriate officers, members, investment advisers, distributor or selling agent and any of their respective affiliates, shareholders, partners, officers, directors, members, employees, agents and representatives by the Fund, but not by the members individually, against any liability and expense to which any of them may become liable which arises out of or in connection with the performance of their activities on behalf of the Fund. The rights of indemnification and exculpation provided under the Operating Agreement do not provide for indemnification against any liability to which the indemnified person would otherwise be subject to as a result of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the Operating Agreement.

Amendment of the Operating Agreement

        Subject to the requirements of the Investment Company Act, the Board of Managers may adopt amendments without a vote of the Members provided such amendments do not impair the limited liability of the members, adversely affect the tax status of the Fund as a partnership or increase the amounts distributed to the investment adviser while decreasing the amounts distributed to other members.

        To the extent required by the Investment Company Act, the Board of Managers shall submit all proposals validly presented to the Board of Managers to the Members for a vote. Proposals approved by the Board of Managers will be adopted with the affirmative vote of a majority of the Members; proposals which do not have the approval of the Board of Managers require the vote of more than 67% of the Members for adoption.

Power of Attorney

        By purchasing an interest in the Fund, each Member will appoint each member of the Board of Managers and appropriate officers of the Fund as his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuation of the Fund as a limited liability company under Delaware law or signing instruments effecting authorized changes in the Fund or the Operating Agreement or conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

        The power-of-attorney is a special power-of-attorney coupled with an interest and as such is irrevocable and continues in effect until expressly withdrawn or the investor ceases to be a Member subject to and in accordance with the Operating Agreement.

Term, Dissolution and Liquidation

        The Fund will be dissolved:

     - on the final distribution of its assets as provided in the Operating Agreement;

     - upon election by the Board of Managers and subject, to the extent required by the Investment Company Act, to the consent of the Members;

     -  upon voluntary bankruptcy, liquidation or other dissolution of the Fund;

     - on the sale or other disposition at any one time of all or substantially all of the assets of the Fund; or

     -  as required by operation of law.

        Upon the occurrence of any event of dissolution, the Board of Managers or a liquidator appointed by the Board of Managers, will be charged with winding up the affairs of the Fund and liquidating its assets. Items of income, gain, loss, deduction and expense during the fiscal period including the period of liquidation will be allocated as described in the section titled "Capital Accounts, Allocations and Distributions."

        Upon the dissolution of the Fund, its assets are to be distributed (1) first, to satisfy the debts, liabilities and obligations of the Fund, other than debts to Members including actual or anticipated liquidation expenses, (2) next, to satisfy debts owing to Members, and (3) finally, to Members proportionately in accordance with the balances in their respective capital accounts, which in the case of the Investment Adviser will include allocations of income, if any, attributable to the Investment Adviser's Incentive Carried Interest. Assets may be distributed in kind on a pro rata basis if the Investment Adviser or a liquidator determines that such a distribution would be in the interests of the Members in facilitating an orderly liquidation.

                              SELLING ARRANGEMENTS

Distributor

        Units are offered for sale by Charles Schwab & Co., Inc. (the "Distributor"), a registered broker-dealer and the Fund's distributor. Charles Schwab & Co., Inc. is a member of the Securities Investor Protector Corporation and New York Stock Exchange. The Distributor is a wholly owned subsidiary of The Charles Schwab Corporation, the parent company of U.S. Trust Corp. and an affiliate of the Investment Adviser. The Distributor has entered into a Distribution Agreement with the Fund pursuant to which the Distributor has agreed to act as the principal distributor for the Units. This agreement is an agency agreement only and places the Distributor under no obligation to use its best efforts to sell the Units or otherwise solicit or promote transactions in such Units. The Distributor will not at any time purchase any Units for its own account and its sole function is to promote the sale of the Units. The Distributor is located at 101 Montgomery Street, San Francisco, California 94101.

        The Investment Adviser has agreed to reimburse the Distributor its out-of-pocket expenses incurred in connection with this offering. Pursuant to the Distribution Agreement, the Distributor will enter into an agreement with UST Securities Corp. (the "Selling Agent") relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers. The maximum commission or discount to be received by any member of the National Association of Securities Dealers, Inc. or independent broker-dealer will not be greater than eight (8) percent of the maximum proceeds of the offering. The Distributor, however, will not receive any commissions or discount in connection this offering.

        The Fund has agreed to indemnify the Distributor against certain civil liabilities, including liabilities under the federal securities laws. However, such indemnification is subject to the provisions of Section 17(i) of the Investment Company Act which provides, in part, that no agreement shall contain a provision which protects or purports to protect any principal underwriter against any liability to the Fund or its security holders to which such principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such agreement.

                                  LEGAL MATTERS

        The validity of the Units offered hereby will be passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP.

                              INDEPENDENT AUDITORS

        Ernst & Young, LLP are the independent auditors of the Fund. Ernst & Young, LLP is located at 200 Clarendon Street, Boston, Massachusetts 02116.

                              AVAILABLE INFORMATION

        The Fund is required to file reports with the Securities and Exchange Commission. Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Call l-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009. You may obtain a prospectus relating to the Fund by contacting the Fund at (203) 352-4494.

        Investors should rely only on the information contained in this prospectus. Neither the Fund nor the Distributor has authorized any other person to provide investors with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the Distributor, nor any selling agent, is making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. Investors should assume that the information appearing in this prospectus is accurate as of the date on the front cover of this prospectus only. The Fund's business, financial condition, results of operations and prospectus may have changed since that date.

                               REPORTS TO MEMBERS

        The Fund will furnish to its members annual reports containing audited financial statements and such other periodic reports as it may determine to furnish or as may be required by law. The Fund does not intend to hold annual meetings of their Unitholders.

                              FINANCIAL STATEMENTS

        The following comprise the financial statements of the Fund:

        -      Report of Independent Auditors

        -      Statement of Assets and Liabilities; and

        -      Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
                -------------------------------------------------



To the Members and Board of Managers of Excelsior Buyout Investors, LLC:

We have audited the accompanying statement of assets and liabilities of Excelsior Buyout Investors, LLC (the "Fund"), as of March 13, 2003. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Excelsior Buyout Investors, LLC at March 13, 2003 in conformity with accounting principles generally accepted in the United States.



                                                   ERNST & YOUNG LLP


Boston, Massachusetts
March 25, 2003

Excelsior Buyout Investors, LLC
Statement of Assets and Liabilities
March 13, 2003



   ASSETS:
    Cash.............................................              $    100,000
    Deferred Offering Costs..........................                   405,000
                                                                  -------------
      Total Assets...................................                   505,000

   LIABILITIES:
    Offering Costs Payable...........................                   405,000
                                                                  -------------
      Total Liabilities..............................                   405,000
                                                                  -------------

   NET ASSETS........................................              $    100,000
                                                                  =============

   NET ASSETS CONSIST OF:
    Paid-in capital..................................              $    100,000
                                                                  -------------
   Total Net Assets..................................              $    100,000
                                                                  =============

   Units of Membership interests outstanding (no par value,
       100,000 authorized)...........................                       100
                                                                  =============
   NET ASSET VALUE PER UNIT..........................              $   1,000.00
                                                                  =============


 Notes to Financial Statement are an integral part of these Financial Statements

                         EXCELSIOR BUYOUT INVESTORS, LLC

                          NOTES TO FINANCIAL STATEMENTS

                                 March 13, 2003



1. ORGANIZATION

Excelsior Buyout Investors, LLC (the "Fund") is a newly organized, non-diversified, closed-end management investment company that has registered its securities under the Securities Act of 1933, as amended (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund has had no operations other than the sale and issuance of 100 shares at an aggregate purchase price of $100,000 to Excelsior Buyout Management, LLC (the "Managing Member").

2. ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

3. AGREEMENTS

U.S. Trust Company ("U.S. Trust") serves as the Investment Adviser to the Fund pursuant to an Investment Advisory Agreement with the Fund. In return for its services and expenses which U.S. Trust assumes under the Investment Advisory Agreement, the Fund will pay U.S. Trust, on a quarterly basis, a management fee at an annual rate equal to 1.00% of the Fund's average quarterly net assets, determined and payable at the end of each fiscal quarter. U.S. Trust has agreed to waive this fee during the subscription period, which will end on the final subscription closing date (not later than September 30, 2003, subject to an extension).

The Managing Member is entitled to an Incentive Carried Interest in an amount equal to 5% of all distributions made to the members of the Fund in excess of their capital contributions, subject to prior payment to the members of a preferred return of 8%.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund's custodian. In consideration for its services, the Fund pays PFPC an annual asset based fee of between 0.07% and 0.105%, subject to a minimum monthly fee. The Fund reimburses PFPC for out-of-pocket expenses.

4. CONTINGENT LIABILITIES

U.S. Trust has agreed to pay the organizational expenses of the Fund if the Fund receives less than $65,000,000 in subscriptions from its initial public offering of units. In the event the Fund does receive subscriptions totaling $65,000,000 or more, the Fund will pay its own organizational expenses, and each member's shares of the costs will be deducted from his or her initial capital contribution on or shortly after the final subscription closing. The Fund estimates organizational expenses to be $45,000, comprised of $5,000 for audit fees and $40,000 for legal and consulting fees.

5. OFFERING COSTS

The Fund estimates incurring offering expenses of $405,000, comprised of $230,000 for legal and consulting, $25,000 for audit related services, $50,000 for printing, $15,000 for advertising and marketing, $55,000 for registration fees, and $30,000 in other offering costs. Each member's share of these costs will be deducted from his or her capital contribution on or shortly after the final subscription closing.

6. FEDERAL INCOME TAXES

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

                                   PROSPECTUS

                         EXCELSIOR BUYOUT INVESTORS, LLC

                                  $100,000,000

                          Units of Membership Interest

                          Minimum Subscription--$25,000

        Excelsior Buyout Investors, LLC, or the "Fund," is a newly organized, non-diversified, closed-end management investment company that has registered its securities under the Securities Act of 1933, as amended (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund's investment objective is to achieve long-term capital appreciation. The Fund intends to pursue its objective by investing primarily in a broad-based portfolio of value-oriented buyout funds whose sponsors in turn will invest in existing businesses in leveraged buyout transactions. These buyout funds in which the Fund will invest are generally not registered under the Investment Company Act and the interests in these funds are generally not registered under the Securities Act. The Fund's focus will be on the North American "Middle-Market" segment of the buyout market while also potentially having some exposure to distressed investing and European buyouts. See "The Fund" and "Investment Objective and Strategies." There is no assurance that the Fund's objective can be achieved.


        This prospectus contains information you should know before investing, including risk information. Please read it before you invest and keep it for future reference. Additional information about the registrant has been filed with the Securities and Exchange Commission (the "Commission") and is available upon written or oral request without charge. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission. You may also request a free copy of this information by writing or calling the Fund at U.S. Trust Company, N.A., 225 High Ridge Road, Stamford, Connecticut 06905 at (203) 352-4494.


        AN INVESTMENT IN THE FUND WILL BE ILLIQUID UNTIL ITS UNDERLYING INVESTMENTS ARE LIQUIDATED. INVESTORS MUST BE WILLING AND ABLE TO BEAR THE RISKS OF AN INVESTMENT IN THE FUND UNTIL THAT TIME.

        THESE ARE SPECULATIVE SECURITIES. YOU SHOULD INVEST ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. SEE "PRINCIPAL RISK FACTORS RELATING TO THE FUND" BEGINNING ON PAGE 21.

        NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PRICE TO           SALES             PROCEEDS TO
                         PUBLIC (1)         LOAD(2)        REGISTRANT OR OTHER
                                                                PERSONS(3)

Per Unit                   $1,000            None
Total Minimum            $50,000,000         None              $49,550,000
Total Maximum           $100,000,000         None              $99,550,000
---------------

(1) The minimum initial investment in the Fund is $25,000, subject to waiver. Units are made available through Charles Schwab & Co., Inc., a registered broker-dealer and the Fund's distributor (the "Distributor"). The first subscription closing will be held on or about the fifth business day after receipt by the Fund of subscriptions totaling $50,000,000 (or such lesser amount as determined by the Managing Member in its sole discretion) (the "Minimum Subscription Amount"). The Fund may continue to offer Units at net asset value and accept subscriptions for such Units from time to time at subsequent subscription closings until September 30, 2003, subject to extension. If the Minimum Subscription Amount has not been obtained by such date, or extension, the Managing Member may elect to terminate the offering.

(2) The Investment Adviser has agreed to reimburse the Distributor for its out-of-pocket expenses in connection with this offering.

(3) The Fund expects to incur organizational and offering expenses of approximately $450,000.



              The date of this prospectus is ____________________.

        The Fund reserves the right to withdraw, cancel or modify the offering and to reject any subscription in whole or in part. The Fund will not accept proceeds until the Minimum Subscription Amount has been obtained. Payments transmitted by subscribers to the Fund, or to the Distributor, for investment in the Fund prior to the applicable closing date will be deposited in an interest-bearing bank escrow account with PNC Bank, Delaware pending closing. Each subscriber's pro rata share of the interest earned in the escrow account will be used to purchase full or fractional shares of the Fund. See "The Offering."


        U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust - Connecticut Fund Advisers Division, will serve as investment adviser to the Fund (the "Investment Adviser") and will be responsible for the management of the Fund's assets and monitoring the performance of the Fund's investments. Excelsior Buyout Management, LLC (the "Managing Member") will serve as the Managing Member of the Fund and will be responsible for the day-to-day management of the Fund. Units may be purchased only by persons who represent to the Fund that he, she or it (i) has at least $750,000 under the management of the Investment Adviser and its affiliates, or (ii) prior to his, her or its subscription to the Fund (a) has a net worth of more than $1,500,000 or (b) has $5 million in investments (if an individual) or $25 million in investments (if an institution) and who makes the other representations included in the Subscription Agreement to be entered into by each investor.

                                TABLE OF CONTENTS
                                                                            Page

FEE TABLE......................................................................1

PROSPECTUS SUMMARY.............................................................3

THE FUND......................................................................16

INVESTMENT OBJECTIVE AND STRATEGIES...........................................16

PRINCIPAL RISK FACTORS RELATING TO THE FUND...................................20

INVESTMENT RESTRICTIONS.......................................................28

STRATEGY OF THE UNDERLYING FUNDS..............................................29

RISKS ASSOCIATED WITH UNDERLYING FUNDS........................................33

THE OFFERING..................................................................34

USE OF PROCEEDS...............................................................36

MANAGEMENT....................................................................36

ESTIMATED COMPENSATION TABLE..................................................42

CODE OF ETHICS................................................................48

CONTROL PERSONS...............................................................48

PORTFOLIO TURNOVER............................................................48

VALUATION.....................................................................49

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS.....................................51

ERISA CONSIDERATIONS..........................................................60

DESCRIPTION OF UNITS..........................................................62

SELLING ARRANGEMENTS..........................................................66

LEGAL MATTERS.................................................................67

INDEPENDENT AUDITORS..........................................................67

AVAILABLE INFORMATION.........................................................67

REPORTS TO MEMBERS............................................................67

FINANCIAL STATEMENTS..........................................................68

                                    FEE TABLE

Unitholder Transaction Expenses

Sales Load (as a percentage of offering price).............................None*

Annual Expenses (as a percentage of net assets attributable to Units)
      Management Fees**....................................................1.00%
      Other Expenses***....................................................0.50%
      Total Annual Expenses................................................1.50%
---------------

* The Investment Adviser has agreed to reimburse the Distributor its out-of-pocket expenses incurred in connection with this offering.

** The Management Fee will be payable at the annual rate of 1.00% of the net asset value of the Fund, determined and payable at the end of each fiscal quarter. The Investment Adviser has agreed to waive this fee during the subscription period, which will end on the final subscription closing date (not later than September 30, 2003, subject to extension). The Investment Adviser is also entitled to an "Incentive Carried Interest" in an amount equal to 5% of all distributions to the members of the Fund in excess of their capital contributions, subject to prior payment to the members of a preferred return of 8%. See "Management" and "Capital Accounts, Allocations and Distributions."

*** "Other Expenses" are based on estimated amounts for the current fiscal year, and include among other things, administration fees, legal fees, the independent auditor's fees, printing costs and fees payable to the managers of the Board of Managers who are independent.

      "Other Expenses" do not include fees and expenses charged by the Underlying Funds in which the Fund will invest. The Investment Adviser has not identified the Underlying Funds in which the Fund will invest at this time. However, funds similar to the Underlying Funds typically charge an annual advisory fee on the aggregate net asset value of such fund and an incentive fee or incentive allocation on the net profits of such fund. The overall fees and expenses of the Fund, including the Incentive Carried Interest borne by investors, will be higher than the fees and expenses of most other registered investment companies, but generally will be similar to those of private investment funds and certain other registered investment companies with investment programs similar to those of the Fund. As a result of the Fund's fees and expenses, the returns for Fund investors will be lower than those of investors who invest in the Underlying Funds directly.

EXAMPLE                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------                              ------     -------     -------     --------

You would pay the following
  expenses on a $1,000 investment,
  assuming a 5% annual return:
Example (1).......................    $ 15       $ 47         $ 82        $ 179

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

        The Fee Table summarizes the aggregate expenses of the Fund in order to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's investments in private funds will also cause an investor, indirectly through the Fund, to bear his, her or its pro rata share of the fees, expenses and any carried interest or incentive compensation paid by such funds. For a more complete description of the various costs and expenses, see "Management" and "Capital Accounts, Allocations and Distributions."

---------------

(1) Assumes a management fee of 1.00% of the Fund's net asset value and other expenses of 0.50% of the Fund's net assets (and does not include the Incentive Carried Interest because the assumed rate of return of 5% in the Example is below the Fund's preferred rate of return of 8%).

                               PROSPECTUS SUMMARY

    This summary is qualified in its entirety by reference to the more detailed information included in this prospectus and to the Fund's operating agreement (the "Operating Agreement") attached hereto as Appendix A.


    THE FUND The Fund is a Delaware limited liability company formed on January 7, 2003. The Fund is a closed-end, non-diversified management investment company that has registered its securities under the Securities Act of 1933, as amended (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund provides investors with the opportunity to participate, with a minimum investment of $25,000, in value-oriented, buyout-focused funds managed by unaffiliated third parties. "Value-oriented" refers to companies that are determined to be favorably priced by fundamental measures of their intrinsic value. "Buyout focused" funds are funds that use their capital to purchase a controlling interest in corporations in order to take over the assets or operations of such corporations. These investment opportunities are generally not available to the public and typically require substantially larger commitments than the minimum investment in the Fund. See "The Fund," "Principal Risks Relating to the Fund," "The Offering" and "Description of Units."


    INVESTMENT  OBJECTIVE      The  Fund's  investment  objective  is to achieve
    AND POLICIES;              long-term capital appreciation. Current income is
    UNDERLYING FUNDS           not an objective.  The Fund currently  intends to
                               achieve  its   objective   primarily   by  making
                               investments  in  8 to 12  (when  fully  invested)
                               underlying  domestic  buyout-focused  funds  that
                               offer the potential for capital appreciation. The
                               Fund expects to
                               invest  at least 70% of its  assets  in  domestic
                               private  equity buyout  funds.  The Fund may also
                               seek  to  invest  up to  30%  of  its  assets  in
                               European  buyout  funds and funds that  invest in
                               companies  involved in  corporate  restructurings
                               and   other   similar    transactions   such   as
                               liquidations,     spinoffs    or     bankruptcies
                               (distressed   investing)    (collectively,    the
                               "Underlying Funds").

                               The Underlying Funds are intended to be a broad-based group of leading value-oriented, private equity funds that focus primarily on leveraged buyout transactions (transactions in which a substantial portion of the purchase price is funded through borrowing). "Private equity" is an investment strategy that involves the purchase of equity in a private transaction. The Underlying Funds investment programs will focus primarily on buyouts of middle-market companies (consisting of companies with enterprise values ranging from $50 million to $1 billion). The Underlying Funds' investment programs will also focus on investing in or purchasing controlling interests in mature private or public companies. After assuming a controlling interest in such companies, the Underlying Funds will endeavor to cause their portfolio companies to concentrate financial resources in more profitable directions and may divest unprofitable divisions or products.


                               There can be no assurance that the Fund or the Underlying Funds will achieve their investment objectives. See "Investment Objective and Strategies," "Principal Risks Relating to the Fund," and "Risks Associated with Underlying Funds."

    INVESTMENT ADVISER         U.S.  Trust  Company,  N.A., a Connecticut  state
                               chartered bank and trust company, acting through its registered investment advisory division, U.S.
                               Trust - Connecticut Fund

                               Advisers Division, will serve as investment adviser to the Fund (the "Investment Adviser" or "U.S. Trust Company"). The Investment Adviser will be responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund's investments in the Underlying Funds.


    MANAGING MEMBER            Excelsior Buyout  Management,  LLC (the "Managing
                               Member") will be the Managing  Member of the Fund
                               pursuant to the operating  agreement of the Fund.
                               The Managing  Member will be responsible  for the
                               day-to-day   management   of  the  Fund  and  for
                               providing,  or  arranging  for third  parties  to
                               provide,   administrative   services   reasonably
                               necessary  for the  operation of the Fund and the
                               conduct   of   its   business   subject   to  the
                               supervision   of  the  Board  of  Managers.   The
                               Managing Member will make an investment in the Fund in exchange for Units.

    MANAGEMENT FEE;            The  Fund  will  pay  the  Investment  Adviser  a
    INCENTIVE CARRIED          management  fee at an annual  rate equal to 1.00%
    INTEREST                   of the  Fund's  net asset  value  determined  and
                               payable as of the end of each fiscal quarter. The
                               Investment   Adviser  has  agreed  to  waive  its
                               management   fee  for   the   Fund   during   the
                               subscription  period, which will end on the final
                               subscription   closing   date  (not   later  than
                               September 30, 2003, subject to extension).

                               After the members of the Fund (the "Members") have received distributions equal to the amount of their capital contributions and a cumulative preferred annual rate of return of 8% on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to the Members in excess of their capital contributions (the "Incentive Carried Interest").

                               For example, if a Member invested $100,000 in the Fund and received $50,000 after four years and $50,000 after five years, then the Incentive Carried Interest would not be available until an additional $36,000 was paid to the Member ($32,000 for the four years in which $100,000 remained unreturned and $4,000 for the fifth year in which $50,000 remained unreturned).

                               Investors in the Fund will indirectly bear their pro rata portion of the fees and expenses payable by the Fund to the Investment Adviser and the Managing Member and by the Underlying Funds in
                               which the Fund invests to their advisers (including management and performance fees).

    ADMINISTRATOR              PFPC Inc. (the "Administrator"), performs certain
                               administration,  accounting and investor services
                               for  the  Fund.   In   consideration   for  these
                               services,  the Fund will pay the Administrator an
                               annual   fee,   payable    monthly,    equal   to
                               approximately .07% to .105% of the Fund's average net assets, subject to a minimum monthly fee of approximately $4,200, and will reimburse the Administrator for certain of the Administrator's expenses.

    INVESTOR                   Each  subscriber  will be required  to  complete,
    QUALIFICATIONS;            execute and deliver to the Fund an executed  copy
    SUBSCRIPTION PROCESS       of a subscription  agreement  (the  "Subscription
                               Agreement"), which will form a binding contract of the investor. Units may be purchased only by persons who represent to the Fund that he, she or it (i) has at least $750,000 under the management of the Investment Adviser and its affiliates, or
                               (ii) prior to his, her or its subscription to the Fund (a) has a net worth of more than

                               $1,500,000 or (b) has $5 million in investments (if an individual) or has $25 million in investments (if an institution) and who make the other representations included in the Subscription Agreement to be entered into by each investor.


                               The Fund intends to notify investors of the dates of the closings and acceptance of investors' subscriptions. Pursuant to the Subscription Agreement, a Member's (as hereinafter defined) subscription amount is required to be paid on or before the final subscription closing date (not later than September 30, 2003, subject to extension). At the first subscription closing, the Fund will issue one Unit for each $1,000 of capital contribution. Thereafter, Units will be issued at net asset value. Certificates for Units may be issued by the Fund, in the sole discretion of the Managing Member.


    MINIMUM INVESTMENT         The minimum  subscription amount is $25,000.  The
                               Fund has the right to waive this minimum amount, at its discretion. See "The Offering."

    THE OFFERING               The Fund is offering investors the opportunity to
                               subscribe  to make capital  contributions  to the
                               Fund in exchange for membership  interests in the
                               Fund.   The  Fund  is  seeking  $100  million  in
                               aggregate  capital from investors.  The Fund will
                               have   an   initial   closing   if  it   receives
                               subscriptions  totaling  at least $50 million (or
                               such lesser  amount as determined by the Managing
                               Member  in its  sole  discretion)  (the  "Minimum
                               Subscription Amount"). The Fund is offering up to
                               100,000 units of membership  interests at a price
                               per unit of $1,000 (the "Units").  Units are made
                               available  through  Charles Schwab & Co., Inc., a
                               registered    broker-dealer    and   the   Fund's
                               distributor (the "Distributor"). The offering will terminate on September 30,

                               2003, subject to acceleration or extension by the Managing Member to a date not later than December 31, 2003 (the "Termination Date"). If the Minimum Subscription Amount has not been obtained by the Termination Date, the Managing Member may elect to terminate the offering and all proceeds from the offering that have been placed in escrow will be refunded to investors with any interest earned thereon.

                               The Fund expects to have its first closing (the "first subscription closing") approximately five business days after the Fund receives subscriptions totaling at least the Minimum Subscription Amount. The Fund may continue to accept subscriptions for Units from time to time at subsequent closings (each a "subsequent subscription closing") until the Termination Date. The Investment Adviser has agreed to reimburse the Distributor its out-of-pocket expenses incurred in connection with this offering. Generally, units will be sold by the Distributor to investors who are customers of the Investment Adviser and its affiliates.

                               Payments transmitted by subscribers to the Fund, or to the Distributor, for investment in the Fund prior to the applicable closing date will be deposited in an interest-bearing bank escrow account with PNC Bank, Delaware pending each closing. Any checks should be made payable to PNC Bank Delaware, as "Escrow Agent," and must be transmitted by the Distributor directly to PFPC Inc. as Escrow Administrator by noon of the next business day after receipt. Funds deposited into escrow accounts will be invested in accordance with Rule l5c2-4 of the Securities Exchange Act of 1934 until the relevant subscription closing or the termination of the offering. In the event the Fund rejects a subscriber's Subscription Agreement or a subscriber elects to withdraw his, her or its subscription prior to his, her or its subscription closing date, PFPC Inc. will promptly deliver to such subscriber all funds received; any interest earned on such funds will be returned within five business days of the next subscription closing after such rejection or withdrawal.


    USE OF PROCEEDS            The Fund  intends to invest the net  proceeds  of
                               this offering in accordance  with its  investment
                               objective  and  principal  strategies  as soon as
                               practicable  after receipt of investor funds. The
                               Fund anticipates that there will be a significant
                               period of time (up to two years)  before the Fund
                               becomes  fully  invested or  committed.  The Fund
                               intends  to invest or commit to invest  more than
                               50% of the  proceeds  from  the  offering  in the
                               Underlying  Funds within one year after the final
                               subscription  closing date. A delay is common for
                               companies such as the Fund. The limited number of
                               potential  funds that may  qualify as  Underlying
                               Funds  coupled with the limited  availability  of
                               such funds,  given that they are not publicly and
                               continuously  offered,  will  affect  the  Fund's
                               investment   period.   However,   the  Investment
                               Adviser, consistent with its fiduciary duties and
                               the  requirements of the Investment  Company Act,
                               will invest the proceeds of this offering as soon
                               as practicable  after receipt of investor  funds.
                               Pending  investment in the Underlying  Funds, the
                               Fund   will   invest   available   cash  in  cash
                               equivalents and other short-term money market instruments. See "Use of Proceeds."


    ALLOCATIONS                The Fund has been  formed as a  Delaware  limited
                               liability company and as such is governed by Delaware law and an operating agreement that defines many of the rights and responsibilities of the Board of Managers and members. A copy of the Operating Agreement is attached hereto as Appendix A.

                               Investors in the Fund will become Members in the Fund, which will establish a capital account for each Member. Capital contributions and Members' share of items of income and gain will be credited to Members' capital accounts, and Members' distributions and Members' share of items of loss, deduction and expense will reduce their capital account.

                               The income, gain, loss, deduction and expense of the Fund generally will be determined and allocated as of the end of each tax year (December 31) to the Members to reflect the distribution procedures described herein.

    DISTRIBUTION POLICY        Distributions  of available  cash will be made by
                               the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

                               Distributions shall be made to the Members in accordance with the following order of priority:

                                    (a) first,  100% to the  Members pro rata in
                               accordance with their percentage interests until aggregate distributions to the Members under this clause (a) equal the sum of: (i) their capital contributions and (ii) an amount equal to a cumulative preferred 8% annual rate of return on their unreturned capital contributions as of the date of such distribution;

                                    (b) second,  100% to the Investment  Adviser
                               until the Investment Adviser has received an amount equal to 5% of all prior distributions to the Members under clause (a) above that are in excess of the Members' capital contributions; and

                                    (c) thereafter,  95% to the Members pro rata
                               in proportion to their percentage interests and 5% to the Investment Adviser.

                               The Fund will not reinvest income from its investments or the proceeds from the sale of its investments. The Fund does not intend to make any distribution if, after making such distribution, the liabilities of the Fund would exceed the fair value of the Fund's assets.

                               Notwithstanding the preceding, on the day prior to each subsequent closing, the Fund will distribute to its Members pro rata in accordance with their percentage interests all undistributed income earned through such date.

    TERMINATION OF FUND        The  duration  of the Fund will be ten years from
                               its  final  subscription  closing;  however,  the
                               Board of Managers  of the Fund has the right,  in
                               its sole discretion, to extend the term for up to
                               two additional two-year periods,  after which the
                               approval  of  Members  of the Fund who  represent
                               66 2/3%  of  the   Fund's   outstanding   Units
                               may determine to extend the term of the Fund. See
                               "Description  of  Units -- Term, Dissolution  and
                               Liquidation."

    ERISA CONSIDERATIONS       Employee  benefit  plans  subject to the Employee
                               Retirement   Income  Security  Act  of  1974,  as
                               amended   ("ERISA"),   and  other   benefit  plan
                               investors, such as certain governmental plans, as well as IRAs, may purchase Units only with the approval of the Managing Member. Because the Fund will be registered under the Investment Company
                               Act, the underlying assets of the Fund should not be deemed "plan assets" for purposes of ERISA.

    CERTAIN FEDERAL INCOME     The Fund  intends to be treated as a  partnership
    TAX CONSIDERATIONS         for federal  income tax  purposes.  See  "Certain
                               Federal Income Tax

                               Considerations--Tax Status of the Fund." Thus, each Member in computing its federal income tax liability for a taxable year will be required to take into account his, her or its allocable share of Fund items of income, gain, loss, deduction and expense for the taxable year of the Fund ending with each taxable year of the Member, regardless of whether the Member has received any distributions from the Fund. It is possible that a Member's federal income tax liability with respect to his, her or its allocable share of Fund earnings in a particular year could exceed the distributions to the Member for the year, thus requiring the Member to pay the tax liability attributable to its investment in the Fund from other sources.

    PARALLEL FUND;             In conjunction with the organization of the Fund,
    SUCCESSOR FUNDS            the   Investment   Adviser  is  also   organizing
                               Excelsior  Buyout   Partners,   LLC,  a  Delaware
                               limited liability company and a private fund not required to be registered under the Investment
                               Company Act pursuant to Section 3(c)(7) of the Investment Company Act (the "Private Fund," and collectively with the Fund, the "2003 Buyout
                               Funds"). The Private Fund will have an investment mandate and objectives identical to the Fund, and it is expected that the 2003 Buyout Funds will make parallel investments in the Underlying Funds at the same times and on the same terms.

                               The Investment Adviser may not organize a new fund with investment objectives that are the same as those of the 2003 Buyout Funds until the 2003 Buyout Funds have each committed at least 75% of their total respective Capital Commitments or Capital Contributions to the Underlying Funds.

    PRINCIPAL RISKS            Interests in the Fund are speculative securities.
                               Units of the Fund are not deposits
                               or obligations  of, or guaranteed or endorsed by,
                               U.S. Trust Company, and the Units are not insured
                               by the Federal Deposit Insurance Corporation, the
                               Federal  Reserve  Board or any  other  agency  or
                               person.   An  investment  in  the  Fund  involves
                               substantial risks including:

                               o    Limited operating history of the Fund.

                               o Units of the Fund will not be traded on any securities exchange and are subject to substantial restrictions on transfer. The closed-end nature of the Fund makes the Fund's units not readily marketable.

                               o The Fund's status as a non-diversified fund may subject it to greater risk of loss.

                               o The Fund's performance depends upon the performance of the Underlying Funds and their investment managers as well as the Investment Adviser's ability to select and allocate effectively the Fund's assets among them. Losses incurred by the Underlying Funds will have a negative impact on the Fund's performance.

                               o The value of the Fund's assets will fluctuate primarily based on the fluctuation in the value of the Underlying Funds in which it invests.

                               o A Member's return on its investment in the Fund will be reduced due to the fees of the Fund and the Underlying Funds.


                               o The Underlying Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the protections of the Investment Company Act with respect to the

                                    Underlying Funds, and the interests in these
                                    funds generally will not be registered under
                                    the   Securities   Act.  In  addition,   the
                                    investment managers to, or general partners of, the Underlying Funds often will not be registered as investment advisers under the Investment Advisers Act of 1940.

                               o Investing in an Underlying Fund where the investment manager may focus on a particular industry or industries may subject such Underlying Fund and, in turn, the Fund, to a greater risk of loss and volatility than if investments had been made in issuers in a broader range of industries.

                               o Foreign investments are affected by risk factors generally not thought to be present in the U.S., including, among other things, increased political, regulator, contractual and economic risk and exposure to currency fluctuations.

                               o The securities of the Underlying Funds in which the Fund invests or plans to invest are generally anticipated to be illiquid.

                               o The limited number and availability of Underlying Funds may limit the ability of the Fund to invest the proceeds of the Offering immediately.

                               o Leveraged buyout transactions involve borrowing significant amounts of capital to make investments which may increase the risk of loss. Leverage may have significant adverse consequences to these companies and the Underlying Funds as investors. These companies may be subject to restrictive financial and operating covenants.

                               o Investing in issuers of distressed securities involves significant risks. In any related reorganization or liquidation proceeding, the Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment.

                               o Valuation of the Fund's investments will be based on information readily available to the Investment Adviser and Valuation Committee of the Board of Managers. The Valuation Committee will attempt to fair value the Fund's investments in good faith. The estimates of value are not necessarily indicative of the amount that could be
                                    realized   in   a   market   exchange.   See
                                    "Valuation."

                               o Conflicts of interests of the Investment Adviser, Managing Member and managers of the Underlying Funds may exist.

                               o The Fund will rely on the Investment Adviser, Managing Member and key personnel of these entities to choose the appropriate Underlying Funds. Investors will have no right to take part in the management of the Fund.

                               o Members may not be entitled to the return of subscription amount, except in accordance with the terms herein.

        FOR THESE VARIOUS REASONS, AN INVESTMENT IN THE FUND WILL BE ILLIQUID UNTIL ITS UNDERLYING INVESTMENTS ARE LIQUIDATED. INVESTORS MUST BE WILLING AND ABLE TO BEAR THE RISKS OF AN INVESTMENT IN THE FUND UNTIL THAT TIME. INVESTORS SHOULD INVEST IN THE FUND ONLY IF THEY ARE ABLE TO SUSTAIN A COMPLETE LOSS OF THEIR INVESTMENT.

                                    THE FUND

        The Fund is a newly organized, non-diversified, closed-end management investment company that has registered its securities under the Securities Act of 1933 (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund intends to invest its assets in a portfolio of value-oriented, buyout-focused funds. The Fund provides investors with the opportunity to participate in investments which are generally not available to the public and typically require substantially larger financial commitments than the minimum investment in the Fund.


        Pursuant to the Operating Agreement, the business and affairs of the Fund are overseen by a four member Board of Managers, three of whom are not "interested persons" of the Fund or its affiliates as that term is defined in the Investment Company Act. The Board of Managers is analogous to a board of directors of a corporation. The Board of Managers may delegate some of its duties to the Managing Member of the Fund. U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust - Connecticut Fund Advisers Division, serves as investment adviser to the Fund (the "Investment Adviser" or "U.S. Trust Company"). U.S. Trust Company is a wholly owned subsidiary of U.S. Trust Corporation, a bank holding company (together with its subsidiaries, "U.S. Trust"). The Fund's principal office is located at 225 High Ridge Road, Stamford, Connecticut 06905 and the telephone number of the Fund is (203) 352-4494.


        See   "Management--Board   of   Managers,    Officers   and   Investment
Professionals."

                       INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

        The investment objective of the Fund is to seek long-term capital appreciation. Current income is not an objective. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not deemed to be fundamental and may be changed at any time and from time to time by the Fund's Board of Managers without Member approval.

Principal Investment Strategies

        The Fund's investment objective is to achieve long term capital appreciation. The Fund currently intends to achieve its objective primarily by making investments in 8 to 12 (when fully invested) value-oriented buyout-focused funds or entities (the "Underlying Funds") that offer the potential for capital appreciation. "Value-oriented" refers to companies that are determined to be favorably priced by fundamental measures of their intrinsic value.

The Fund expects to invest at least 70% of its assets in domestic private equity buyout funds. The Fund may also make investments in European buyout funds and funds that invest in companies involved in corporate restructurings and other similar transactions such as liquidations, spinoffs or bankruptcies (distressed investing).

        The Investment Adviser will pursue the Fund's investment objective primarily by investing in Underlying Funds that the Investment Adviser believes will enable the Fund to achieve long-term capital appreciation.

Private Equity Fund-Of-Funds

        The Fund will utilize a fund-of-funds structure. A fund-of-funds is a vehicle for private equity investing in which, instead of making direct investments in companies or in a single private equity partnership, the fund-of-funds makes investments among a number of private equity funds, whose managers in turn invest the capital directly. The Fund, as a fund-of-funds, seeks to give individual limited partners access to private equity partnerships from which they would otherwise be excluded, either due to high minimum investment requirements or lack of access.

        The Fund, as a private equity fund-of-funds, provides an investor with a number of benefits including:

        Access: Rather than facing the difficult task of building relationships with the most sought after fund managers, a new investor can invest with a fund-of-funds sponsor that already enjoys such relationships.


        Broadened Exposure: Because a fund-of-funds aggregates the investment capital of its members or limited partners for investment into several underlying funds, such investors immediately gain the benefit of spreading their risk among a variety of investment managers.


        Entry: Minimum commitment levels are generally very high for investing directly in private equity funds - typically $5 million to $20 million. Fund-of-funds provide access for many institutional and high net worth individual investors, who either have difficulty meeting the minimum investment requirements of individual funds or are unable to invest enough capital to gain sufficient variety among fund managers.

        Expertise: Private equity fund investing requires extensive sourcing activities, due diligence and legal and tax analysis, and involves a very different process than investment in publicly traded stocks and bonds. Most individual investors lack the experience, the resources, or the expertise required to properly evaluate private equity fund managers.

        Due in large part to these client benefits, private equity funds-of-funds have grown rapidly in popularity in recent years. Capital from investors is pooled into a single fund and then invested in a variety of underlying private equity funds. The managers of these funds in turn commit this capital, along with capital received from their other investors, toward the creation, expansion, or acquisition of private companies. As time passes (the typical single investment holding period is 3-5 years) and private equity firms begin to sell off their portfolio holdings, the flow of capital reverses, moving from the portfolio companies to the private equity fund and, ultimately, to the fund-of-funds investors.

Investment Process of the Investment Adviser

        The investment process of the Investment Adviser is comprised of five stages. Each fund investment recommendation must survive several layers of review, subjecting the candidate fund to rigorous scrutiny of its merits.

        Sourcing of Investment Opportunities: The Investment Adviser has significant access to investment entities such as the Underlying Funds. U.S. Trust is a respected institutional investor and has a brand name that is well-known in the financial community. The Investment Adviser capitalizes on U.S. Trust's reputation and actively maintains relationships with a network of placement agents and industry professionals that offer market knowledge, as well as information and access to private equity funds that are seeking investment ("deal flow").

        Pre-Screening: At the pre-screening stage, the Investment Adviser identifies the buyout funds that are expected to be in the market raising capital during the Fund's investment period. The objective at this point is to select the buyout managers who meet the Investment Adviser's basic investment criteria. These criteria include, but are not limited to:

        o  Successful track record of buyout investing
        o  Stable, experienced team of professionals
        o  Operational and/or industry expertise
        o  Effective internal investment process
        o  Strong financing & structuring skills
        o  Proprietary deal flow
        o  Ability to create value post-closing

Through the review of Underlying Fund offering memoranda, performance data, public information, and the perspective gained from U.S. Trust's experience and network, the Investment Adviser will qualify those buyout funds that satisfy the Fund's basic investment criteria for potential investment.

        Evaluation: The objective at this stage is to identify the buyout fund managers whom the Investment Adviser believes share its high ethical standards, possess superior expertise and are best positioned to execute successful buyout investments. The

Investment Adviser places a premium on the value of people and experience. Therefore, the Investment Adviser will conduct the qualitative aspects of the evaluation with each candidate during this stage of the process, combining a highly analytical approach with a subjective review. Leveraging the collective knowledge and experience of the Investment Adviser, the Fund will draw upon prior experience, relationships and market knowledge to identify the most promising fund managers. The Investment Adviser will meet with and evaluate qualified funds' managers and will review each fund's decision-making process and investment procedures. Further interviews will be conducted with references to confirm the ability of the fund managers and their investment professionals to successfully execute and manage their buyout strategies both pre- and post-acquisition. Finally, the Investment Adviser will review the Fund documents of candidate funds to evaluate whether the terms and conditions contained therein are fair and reasonable.

        Fund Selection: The objective at this stage is to select and recommend a broad-based mix of highly qualified buyout funds for investment by the Fund. Variety in investments will be sought according to the following:

        o  Industry focus
        o  Investment strategy
        o  Geographic focus
        o  Investment horizon (time of investment and exit)

The Investment Committee will review and discuss the recommended investment opportunities, ultimately approving the Fund's underlying funds and the allocations among them. See "Management - The Investment Committee of the Investment Adviser," below.

        Investment Monitoring and Portfolio Management: The focus of portfolio management is on adherence to stated strategy, investment pace, and overall investment performance. The Investment Adviser will actively monitor the Fund's investments. Through written and telephone communication and in-person meetings, the Investment Adviser will maintain close relationships with the managers of the Underlying Funds in order to protect the interests of the Fund and its Members. Representatives of the Investment Adviser plan to regularly attend fund investor meetings. To keep abreast of each Underlying Fund's activities, the Investment Adviser will review their periodic reports as well as the reports of the underlying portfolio companies in which the Underlying Funds invest.

                   PRINCIPAL RISK FACTORS RELATING TO THE FUND

        The following are the principal risk factors that relate to the operations and structure of the Fund. The investments of the Underlying Funds in which the Fund invests are also subject to special risks. See "Strategy and Principal Risks of Underlying Funds."

Recently organized Fund; Limited Operating History. The Fund is a recently formed entity and has limited operating history, and the Fund may not succeed in meeting its objective.

Closed-end Fund; Limited Liquidity; Units Not Listed. The Fund is a closed-end, non-diversified, management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. You should not invest in this Fund if you need a liquid investment. The Fund has been organized as a closed-end fund so that it can invest in illiquid securities. The Fund does not intend to list its Units for trading on any national securities exchange. There is no secondary trading market for the Units, and none is expected to develop. The Units are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Units will not be redeemable at the option of Members and they will not be exchangeable for interests of any other fund. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Units and the underlying investments of the Fund. Also, because the Units will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Members.

Restrictions on Transfer. Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board of Managers, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws. The consent of the Board of Managers to a request by a Member to transfer his, her, or its Units to a family member, trust, or other similar person or entity for estate planning purposes will not be unreasonably withheld. Substituted or additional Members may be admitted only with the consent of the Board of Managers, which will consider the suitability of the Units as an investment for such prospective Member and will require such prospective Member to provide the Fund with an opinion of counsel regarding the tax or regulatory effects of such admission. A Member will be responsible for all costs associated with an attempted or realized transfer of any portion of its Units, whether or not the Board of Managers consents to such transfer.

Non-Diversified Status. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Therefore, the portfolio of the Fund may be subject to greater risk than the portfolio of a similar fund that diversifies its investments. The risk of the Fund being classified as "non-diversified" may be greater with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of the Fund's Units.

Non-U.S. Investments. Some Underlying Funds may invest in various foreign issuers. Such investments may be made in countries or economies which may prove unstable. Depending on the country in which an Underlying Fund invests, or a portfolio company is located, there may exist the risk of adverse political developments, including nationalization, confiscation without fair compensation, or war. In addition, in the case of investments in securities that are not denominated in U.S. dollars, any fluctuation in currency exchange rates will affect the value of such investments and the returns ultimately achieved by the Fund.

Laws and regulations of other countries may impose restrictions that would not exist in the United States. A non-U.S. investment may require significant government approvals under corporate, securities, exchange control, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. In addition, some governments from time to time impose restrictions intended to prevent capital flight, which may for example involve punitive taxation (including high withholding taxes) on certain securities transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency.

No assurance can be given that a given political or economic climate or that particular legal or regulatory risks might not adversely affect an investment by the Fund.


Distressed Investing Strategies. Distressed companies or companies involved in reorganizations or liquidation proceedings involve risk of loss of the Fund's investment. An investment manager of an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Where investment managers take control positions, serve on creditors' committees or otherwise take an active role in seeking to influence the management of the issuers of distressed securities, the Underlying Funds may be subject to increased litigation risk resulting from their actions and they may also have access to inside information that may restrict their ability to dispose of the distressed securities.


Minimum Proceeds; Lack of Portfolio Diversification. The Fund will begin operations upon the receipt of proceeds from its initial closing after the receipt of subscriptions for capital commitments of $50,000,000 (or such lesser amount as may be determined by the Managing Member in its sole discretion). To the extent that the Fund makes fewer investments, it may be subject to greater risks from developments adversely affecting one or a limited number of Underlying Funds. If the Fund receives only the minimum amount of subscriptions, it will have fewer assets to invest and will likely acquire fewer investments than it would if it received more Subscriptions. This would increase the Fund's volatility and risk. See "The Offering."

Reliance on the Investment Adviser. The investment decisions of the Fund will be made by the Investment Adviser; and the Managing Member will be responsible for the day-to-day management of the Fund. Members will not make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the Fund's business and affairs, nor will Members receive the detailed financial information made available by issuers to the Investment Adviser in connection with the review of possible purchases for the Fund. The loss of key personnel of the Investment Adviser and the Managing Member could have a material adverse effect on the performance of the Fund. Accordingly, investors must be willing to entrust all management aspects of the Fund to the Investment Adviser and the Managing Member. See "Management."

Financial and Business Risk. The Fund's investments in Underlying Funds will generally involve a significant degree of financial and/or business risk. Companies in which Underlying Funds invest generally are highly leveraged and, therefore, are more sensitive to adverse business or financial developments or economic factors. These portfolio companies may face intense competition, changing business or economic conditions or other developments that may adversely affect their performance. Business risks may be more significant in smaller companies or those that are embarking on a buildup or operating turnaround strategy. If for any of these reasons a portfolio company is unable to generate sufficient cash flow to meet principal or interest payments on its indebtedness or make regular dividend payments, the value of the Fund's investment could be significantly reduced or even eliminated.

Inadequate Return. There can be no assurance that the returns on the Fund's investments will be commensurate with the risk of investment in the Fund. Investors should have the ability to sustain the loss of their entire investment in the Fund.

Long-Term Investment. Even if the investment strategy of the Fund proves successful, it is unlikely to produce a realized return to the members for a number of years.

Competition for Investments. The Fund expects to encounter competition from other entities and individuals having similar investment objectives that seek investment in the Underlying Funds. This may impact the availability of Underlying Fund investments.

In addition, it is possible that there may be circumstances under which an additional investment would be considered an affiliated transaction, requiring prior Commission approval. The receipt of an exemptive order from the Commission could be time consuming and costly, and there can be no assurance that such approval would be obtained.

Conflicts as to Investment Opportunities. The Investment Adviser and its affiliates may make investments for their own accounts and may be in competition with the Fund for such investments. In addition, the Investment Adviser and its affiliates serve as investment adviser for their fiduciary accounts and other private or public investment vehicles that have investment objectives identical or similar to those of the Fund. While the Investment Adviser is obligated to endeavor to provide the Fund with continuing and suitable investment opportunities consistent with its investment objective and policies, the Investment Adviser is not required to present to the Fund any particular opportunity that falls within the investment objective and policies of the Fund. The Investment

Adviser will endeavor to offer to the Fund, on an equitable basis, investment opportunities that would be suitable for both the Fund and other accounts for which the Investment Adviser provides discretionary investment advisory services. The Investment Adviser may also determine that a particular investment opportunity is appropriate for another client or for itself or its affiliates, officers, directors, partners, members or employees, but that such investment opportunity is not appropriate for the Fund. The Investment Adviser has policies which it follows to resolve such conflicts in a manner deemed equitable to all and consistent with its fiduciary duties.

Liability of Members. Members will not be liable for any obligations of the Fund in excess of their capital account balance, plus their share of undistributed profits. However, if a Member receives a distribution from the Fund, and, after such distribution, the liabilities of the Fund exceed the fair value of the Fund's assets (and such Member had knowledge of this fact at the time of the distribution) such Member may be required to return such distribution to the Fund. The Fund has no intention of making such distributions. Members will not have the right to a return of the subscription amount except in accordance with the distribution provisions of the Operating Agreement.

Underlying Funds Not Registered. The Underlying Funds generally will not be registered as investment companies under the Investment Company Act, and therefore, the Fund will not be entitled to the protections of the Investment Company Act with respect to the Underlying Funds. Although the Fund will receive information from each investment adviser regarding its investment performance and investment strategy, the Investment Adviser may have little or no means of independently verifying this information. An investment adviser of an Underlying Fund may use investment strategies that differ from its past practices and are not fully disclosed to the Investment Adviser, and that involve risks that are not anticipated by the Investment Adviser.

Underlying Fund Securities Generally Illiquid. The securities of the Underlying Funds in which the Fund invests or plans to invest are generally anticipated to be illiquid. Subscriptions to purchase the securities of Underlying Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Underlying Fund securities that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Underlying Fund securities, the Fund might obtain a less favorable price than prevailed when it decided to buy or sell.

Valuation of the Fund's Investments. The Valuation Committee of the Board of Managers will fair value the Fund's assets in good faith based upon relevant available information. The Valuation Committee will rely in part on valuations reported to it by the managers of the Underlying Funds. There can be no assurance that the valuation provided by the Valuation Committee or the sponsors of the Underlying Funds will ultimately reflect the actual market price that would be realized by the Fund upon sale of the asset. See "Valuation."

Multiple Levels of Fees and Expenses. Each Underlying Fund will be charged or subject to an asset-based fee and performance-based allocations or fees payable or allocated to the investment adviser of such Underlying Fund. By investing in the Underlying Funds indirectly through the Fund, an investor bears asset-based management fees and the Incentive Carried Interest at the Fund level, in addition to any asset-based and performance-based management fees and allocations at the Underlying Fund level and thus these multiple fees can reduce a Member's return on its investment in the Fund. Moreover, Members will bear a proportionate share of the fees and expenses of the Fund (including operating costs, distribution expenses, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds. The performance-based compensation received by an investment adviser of an Underlying Fund also may create an incentive for that investment adviser to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. That compensation may be based on calculations of realized and unrealized gains made by the investment adviser without independent oversight.


Underlying Funds Organized Outside of United States. Some of the Underlying Funds may be organized outside of the United States. Investments by the Underlying Funds in foreign financial markets, including markets in developing countries, present political, regulatory, and economic risks that are significant and that may differ in kind and degree from risks presented by investments in the United States. For example, it may be more difficult for the Fund to enforce its rights offshore and the regulations applicable to those jurisdictions may be less stringent.

The Fund has also adopted certain fundamental investment restrictions which may not be changed unless authorized by a Unitholder vote. See "Investment Restrictions." Except for such restrictions, the investment objective and policies of the Fund may be changed by the Board of Managers without obtaining the approval of Members.

The following are non-principal risks of investing in the Fund:
---------------------------------------------------------------

Recourse to the Fund's Assets. The Fund's assets, including any investments made by the Fund and any capital held by the Fund, are available to satisfy all Fund liabilities. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund's assets generally and not be limited to any particular asset, such as the investment giving rise to the liability.

Unspecified Use of Proceeds. Inasmuch as the Fund has not identified the particular uses for the net proceeds from this offering other than to make investments on the basis of opportunities as they may arise, prospective investors must rely on the ability of the Investment Adviser to identify and make portfolio investments consistent with the Fund's investment objective. Investors will not have the opportunity to evaluate personally the relevant economic, financial and other information which will be utilized by the

Investment Adviser in deciding whether or not to make a particular investment or to dispose of any such investment. See "Use of Proceeds."

Potential Conflicts of Interest

The Investment Adviser and its affiliates and employees engage in a broad spectrum of activities, including banking, financial advisory services, sponsoring and managing investment funds, engaging in broker-dealer activities, and other activities. In the ordinary course of business, these institutions or individuals may engage in activities when their interests or the interests of their clients may conflict with the interests of the Fund and the Members. The following discussion enumerates certain potential and actual conflicts of interest.

Allocation of Management Time and Services. The Fund will not have independent officers or employees and will rely upon the Investment Adviser, the Managing Member and their affiliates for management of the Fund and its assets. The Investment Adviser and Managing Member believe that they and their affiliates have or can attract sufficient personnel to discharge all of their responsibilities to the Fund. Conflicts of interest may arise in allocating management time, services or functions between the Fund and other entities for which the Investment Adviser, the Managing Member and their affiliates may provide similar services. The officers and employees of the Investment Adviser and the Managing Member will devote such time to the affairs of the Fund as they, in their sole discretion, determine to be necessary for the conduct of the business of the Fund.


Allocation  of  Investment  Opportunities.   The  Investment  Adviser   will  be
responsible for the Fund's investments and how to allocate the Fund's investments among the selected Underlying Funds. However, the Private Fund will make parallel investments in the Underlying Funds on identical terms and, therefore, the amount invested in the Underlying Funds by the Fund could be reduced as a result of the parallel investment by the Private Fund. In addition, the Investment Adviser may organize a new fund with investment objectives that are the same as those of the 2003 Buyout Funds once the 2003 Buyout Funds have each committed at least 75% of their total respective capital to the Underlying Funds.


Relationships with Underlying Funds. The Investment Adviser and its affiliates have existing and potential relationships with a number of sponsors of, and investment advisers and other service providers to, Underlying Funds, as well as with companies in which Underlying Funds may invest. In providing services to the Fund, the Investment Adviser and its affiliates may face conflicts of interest with respect to former or future activities with such sponsors or other persons, on the one hand, and the Fund, the Members, or the Underlying Funds in which the Fund invests, on the other hand. These relationships may present conflicts of interest in determining whether to offer certain investment opportunities to the Fund.

Interests in Portfolio Companies. The Underlying Funds may own publicly or privately traded securities in companies in which the Investment Adviser or its affiliate is an investor, to which the Investment Adviser or its affiliate is a lender, or makes a market or with respect to which the Investment Adviser or its affiliate is otherwise a source of capital. The Investment Adviser's trading activities will be carried out generally without reference to positions held by the Underlying Funds or the Fund, and may have an effect on the value of the positions so held, or may result in the Investment Adviser having an interest in the issues adverse to that of the Underlying Funds or the Fund.

Affiliated Transactions. The Investment Company Act restricts transactions between the Fund, companies controlled by the Fund, and any "affiliated person" of the Fund (as defined in the Investment Company Act) including, among others, the Fund's officers, members of the Fund's Board of Managers, principal Fund Members, employees, the Investment Adviser, the Managing Member, certain of their affiliated persons and other affiliates of the Fund. In many cases, the Investment Company Act prohibits transactions unless the Fund first applies for and obtains an exemptive order from the Commission. Delays and costs involved in obtaining necessary approvals may decrease the profitability of such transactions or make it impracticable or impossible to consummate such transactions. Further, provisions of federal and state banking regulations impose restrictions on certain types of transactions between a bank and its affiliates. The Fund does not believe that an order from the Commission would ordinarily be required for the transactions discussed above under "Relationships with Underlying Funds." Certain other transactions may require an order from the Commission. The Fund may in the future engage in such activities, but does not have a present plan to do so. The Fund does not intend to engage in such transactions unless it has obtained an order from the Commission or determined that an order is not required.

Compensation for Services. It is possible that U.S. Trust Company or its affiliates may seek to perform banking, investment management, brokerage or other financial services for, and will in such cases expect to receive customary compensation from, the Underlying Funds in which the Fund invests and the sponsors of these Underlying Funds, portfolio companies or other parties in connection with transactions related to such investments, or otherwise. Such compensation will not be shared with the Fund or its investors.

Federal Income Taxation

Tax Status. At the first subscription closing, the Fund will receive an opinion of its counsel to the effect that, under current law and based on certain assumptions and representations, the Fund will be treated as a partnership and not as a "publicly traded partnership" that is treated as a corporation for federal income tax purposes. Such opinion will be based upon the maintenance of certain factual and other conditions, the continuation of which cannot be assured. No ruling has been or will be sought from the

IRS regarding the status of the Fund as a partnership or any other issue. An opinion of counsel is not binding on the IRS or any court.

A limited liability company (such as the Fund) that is classified as a publicly traded partnership would be treated as a corporation for federal income tax purposes. If the Fund was treated as a publicly traded partnership or otherwise treated as a corporation for federal income tax purposes, material adverse consequences for the Members would result. The entity would be subject to tax on its income at corporate tax rates, without a deduction for any distribution to the Members of such entity, thereby materially reducing the amount of any cash available for distribution to the Members. In addition, the members of the entity would be treated as shareholders for federal income tax purposes. Thus, capital gains and losses and other income and deductions of the entity would not be passed through to the Members, and all distributions by the entity to its Members would be treated as dividends, return of capital and/or gains. See "Certain Federal Income Tax Considerations--Tax Status of the Fund."

Taxation of Members on Profits and Losses. The Fund, if treated as a partnership for tax purposes as discussed above, will not be subject to federal income tax. Rather, each Member in computing his, her or its federal income tax liability will be required to take into account his, her or its allocable share of Fund items of income, gain, loss, deduction and expense for the taxable year of the Fund ending within or with such taxable year of the Member, regardless of whether the Member has received any distributions from the Fund. Prospective investors should also be aware that they will be subject to various limitations on their ability to deduct their allocable share of Fund losses (or items of loss and deduction thereof). For these and various other reasons, it is possible that a Member's federal income tax liability with respect to his, her or its allocable share of Fund earnings in a particular year could exceed the cash distributions to the Member for the year, thus giving rise to an out-of-pocket payment by the Member. See "Certain Federal Income Tax Considerations--Taxation of Members of the Fund."

General. In view of the complexity of the tax aspects of the offering, particularly in light of recent changes in the law and the fact that certain of the tax aspects of the offering will not be the same for all investors, prospective investors may wish to consult their own tax advisers with specific reference to their own tax situations prior to investing in the Fund. No assurance can be given that the current federal income tax treatment applicable to an investment in the Fund will not be modified by legislative, administrative or judicial action in the future. Any such changes may retroactively affect existing transactions and investments. Prospective investors may also wish to consult their own tax advisers with respect to the effects of applicable state, local and non-U.S. tax laws.

The foregoing is a summary of certain significant federal income tax risks relating to an investment in the Fund. This summary should not be interpreted as a representation that the matters referred to herein are the only tax risks involved in this investment or that the magnitude of such risks is necessarily equal. For a more detailed discussion of these and other federal income tax risks of an investment in the Fund, see "Certain Federal Income Tax Considerations."

Tax-exempt Investors. Although the Managing Member will generally seek to avoid investing in Underlying Funds that generate unrelated business taxable income from borrowing, if the Underlying Funds borrow money to acquire investments, such borrowing likely would be attributable pro rata to tax-exempt investors in the Fund, thus resulting in unrelated business taxable income. Tax-exempt investors should consult their tax advisors regarding this situation and their investment in the Fund.

                             INVESTMENT RESTRICTIONS

        Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Units:

1)      invest 25% or more of the value of its total assets in any one industry;

2) issue senior securities or borrow money other than as permitted by the Investment Company Act;

3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objective and policies or the entry into repurchase agreements;

4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Fund may be deemed to be an underwriter;

5) purchase or sell real estate or interests therein provided that the Fund may hold and sell any real estate acquired in connection with its investment in portfolio securities; or

6) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Fund becoming subject to registration with the Commodities Futures Trading Commission as a commodity pool.

        "Majority of the outstanding" means (i) 67% or more of the Units present at a meeting, if the holders of more than 50% of the outstanding Units are present or represented by proxy, or (ii) more than 50% of the outstanding Units, whichever is less.

        In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Managers. The Fund may not:

1) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security; or

2) purchase securities of open-end or closed-end investment companies, except as permitted by Section 12(d) of the Investment Company Act.

        Notwithstanding any of the foregoing investment restrictions, the Fund may invest without limitation in Units.

                        STRATEGY OF THE UNDERLYING FUNDS

        The Underlying Funds' investment programs will focus on investing in or purchasing controlling interests in mature private or public companies that are determined by such Underlying Funds' managers to be favorably priced. The Underlying Funds, after assuming a controlling interest in such companies will endeavor to cause their portfolio companies to concentrate financial resources in more profitable directions and may divest unprofitable divisions or products. The Underlying Funds are intended to be a broad-based group of leading value-oriented, private equity funds that focus primarily on leveraged buyout transactions (transactions in which a substantial portion of the purchase price is funded through borrowing). The Underlying Funds are generally not registered under the Investment Company Act and the interests in these funds are generally not registered under the Securities Act.

Private Equity As An Asset Class

        The Underlying Funds will be private equity funds. The term "private equity" can be used to describe any investment strategy that involves the purchase of equity in a private transaction. Private equity, broadly defined, can include mezzanine and distressed debt, natural resources and real estate investing, but is typically used to refer to venture capital and buyout investing.

        Venture capital consists of funds invested in high-risk ventures, typically new companies believed to have substantial growth prospects. Venture capital is usually invested in young high technology companies and in industries such as telecommunications, software, hardware and biotechnology. Key risks in venture capital consist of:

        o  Technology risk (Will the technology work?)
        o  Market risk (Will a new market develop for this technology?)

        o Company risk (Can management form an effective organization with a successful strategy?)

        The Fund does not intend to invest in Underlying Funds which will engage in venture capital transactions.

        As stated herein, the Underlying Funds will participate in buyout transactions as a part of their investment strategies. Buyouts involve long-term capital invested in existing private companies, using a significant amount of debt to leverage the investor's equity contribution to the company. The high return/high risk profile of buyouts is largely created by this leverage. Buyout funds typically acquire control positions in mature businesses with predictable cash flows and attempt to build "enterprise value" (equity value plus debt less cash) through operating improvements that increase cash flow, acquisitions that increase market share, or joint ventures with corporate partners that enhance revenue growth. If the enterprise value is increased sufficiently, the equity holders can pay off debt and garner the majority of the gain for themselves, giving the investors the potential for enhanced returns.

        Traditionally, the buyout sector has generated attractive absolute returns over the long term without experiencing the extent of volatility associated with venture capital investments.

        The buyout business has changed dramatically since its inception in the 1980s. The traditional approach of buying and breaking up companies rarely works anymore, largely because the market has become more efficient. In addition, banks and other lenders have become more conservative in lending money for leveraged buyouts, resulting in buyouts with lower debt-to-equity ratios. Many of the companies acquired are either divisions being sold by corporations that are refocusing on their core businesses, or businesses owned by families who desire liquidity. To earn an attractive return on their investment, leveraged buyout firms must not only use financial leverage in structuring transactions, but also build value in the companies they acquire. Typically, this is accomplished through one or more of the following:

        o  Improving the acquired company's profitability
        o  Growing the acquired company's sales
        o  Purchasing related businesses
        o Consolidating fragmented industries to gain advantages of economies of scale.

        In most successful cases, buyout firms have employed a combination of these techniques.

Middle-Market Buyout Emphasis

        The Investment Adviser plans to invest in Underlying Funds whose investment programs will focus on buyouts of middle- market companies. Within the spectrum of the private equity asset class, the Investment Adviser believes that the middle-market segment of the buyout sector (consisting of companies with enterprise values ranging from $50 million to $1 billion) provides exceptional potential for investors to achieve above-average returns. Buyouts of middle-market companies possessing strong fundamental value characteristics, in the Investment Adviser's view, can offer superior investment opportunities versus buyouts of companies with larger capitalizations. Over the last 20 years, this has been demonstrated by the material spread between the returns of middle-market focused buyout funds and "mega" funds focused on larger capitalization companies.*

        The Investment Adviser believes that four primary driving factors contribute to the superior returns realized by middle-market buyout funds (those funds with less than $1 billion in committed capital) versus "mega" buyout funds (those funds with over $1 billion in committed capital):

1) Middle-market companies tend to be constrained by limited managerial resources and are more apt to benefit from the implementation of operational best practices than larger companies. The implementation of sophisticated asset management techniques, state-of-the-art management information systems, broader corporate governance, and inclusive stock compensation plans may give middle-market buyouts an increased probability of superior returns through a balance of leverage and value-added management.

2) Middle-market companies are generally easier to scale meaningfully through acquisition. Many middle-market buyout funds employ an "industry consolidation" or "buy-and-build" investment strategy, which historically has provided enhanced returns when properly executed. The fundamentals of such a strategy require a platform acquisition followed by a series of complementary "add-on" acquisitions in a fragmented industry. Larger acquisition targets, such as the portfolio companies of "mega" buyout funds, typically offer fewer consolidation opportunities due to their size and maturity.

3) There is a much greater supply of middle-market companies. The sheer number of middle-market businesses dwarfs that of the larger companies, even before one considers the addition of divisional spin-offs of larger companies. As a result, the level of competition for acquisition of these targets is often not as fierce, resulting in lower purchase multiples compared to those of larger capitalization companies.


_______________________
* Source: Thomson Venture Economics/National Venture Capital Association. These statements are based on data as of 9/30/02 from Venture Economics' analysis of 1400 U.S. venture capital and buyout funds formed since 1969.

        In addition, sellers of middle-market companies typically do not have the sort of investment banking advice that can be afforded by larger companies. This tends to present a less efficient (and, therefore, more favorable) auction environment to the purchasers of smaller companies.

4) There are a larger number of potential buyers for middle-market buyout portfolio companies. Even after they have grown through acquisition or internal expansion, middle-market buyouts companies would still be of an attractive size for acquisition by most potential strategic buyers or "Mega" buyout funds.

Market Environment

        After the period of economic softness in the early 1990s, research indicates that the aggregate mean returns of vintage-year buyout funds, raised in the years 1992 through 1994, produced returns generally superior to those raised in the later years of the decade. The factors cited as contributors to these above-average returns are:

        o A preceding economic slowdown depresses purchase price multiples (both in public and private businesses), allowing buyout funds to acquire companies at a discount to historical valuations.

        o As large businesses rationalize their enterprises by divesting their non-core assets, they provide buyout firms with significant deal flow from which attractive transaction opportunities can be sourced.

        o There are fewer active strategic buyers competing with buyout firms, given large businesses' need to focus on internal issues and their less attractive stock currency to use for making acquisitions.

        Although historical performance is no guarantee of future results, in the opinion of the Investment Adviser, the current downturn in the United States economy exhibits similar characteristics to those of the economic downturn in the early 1990s.

Broad-based Portfolio of Buyout Funds

        The Investment Adviser believes that exposure to a broad variety of investments is important within the private equity asset class. The risk associated with individual investments in buyouts can be mitigated by investing in a broad-based portfolio of buyout-focused funds. Because the Fund intends to invest in approximately 8 to 12 Underlying Funds (when fully invested), the Fund expects to provide investors with a broad-based exposure to leveraged buyout investing with a significantly lower minimum investment than typically required to invest directly in any one buyout fund.

        The Fund intends to spread its Underlying Fund investments across a variety of areas, including industry focus, investment strategy and geographic emphasis. Such variety in investments is intended to reduce the effects of any certain regional and industry-specific downturns, while reducing the Fund's exposure to any single investment.

                     RISKS ASSOCIATED WITH UNDERLYING FUNDS

Reliance on Underlying Fund Management. The Fund will be investing in the Underlying Funds. The Fund will not have an active role in the day-to-day management of the Underlying Funds in which the Fund invests. Moreover, the Fund will not have the opportunity to evaluate the specific investments made by any Underlying Fund. Accordingly, the returns of the Fund will primarily depend on the performance of these Underlying Fund managers and could be substantially adversely affected by the unfavorable performance of the Underlying Funds' managers.

Illiquidity of Private Equity Investments. The Fund's investment in the Underlying Funds will be illiquid. An investor in an Underlying Fund is expected to hold its investment for the entire term of the Underlying Fund, which is typically ten years or more. The Fund would therefore need to hold its investment in an Underlying Fund for a significant period of time with no ability to transfer or redeem its interest.

Lack of Portfolio Liquidity. The securities or other financial instruments or obligations of portfolio companies in which an Underlying Fund invests may, at any given time, be very thinly traded or may be assets for which no market exists, or which are restricted as to their transferability under U.S. federal or state or non-U.S. securities laws. In some cases, the Underlying Funds may also be prohibited by contract from selling securities of portfolio companies or other assets for a period of time or otherwise be restricted from disposing of such securities or other assets. In other cases, the investments of an Underlying Fund may require a substantial length of time to liquidate. Consequently, there is a significant risk that an Underlying Fund will be unable to realize its investment objectives by sale or other disposition of its securities or other assets at attractive prices, or will otherwise be unable to complete any exit strategy with respect to its portfolio companies. These risks can be further increased by changes in the financial condition or business prospects of the portfolio companies, changes in national or international economic conditions, and changes in laws, regulations, fiscal policies or political conditions of countries in which portfolio companies are located or in which they conduct their businesses.

In addition, an Underlying Fund may distribute its investments "in-kind" to its investors, including the Fund. The Fund may hold and/or sell these "in-kind" securities itself. If the Underlying Funds make in-kind distributions of these investments, which may be composed of illiquid securities, there can be no assurance that the Fund would be able to dispose of these investments or that the value of these investments will ultimately be realized.

Insufficient Opportunities. The business of investing in buyouts and other private equity situations by the Underlying Funds in which the Fund invests is highly competitive. The Fund will rely on the managers of Underlying Funds to identify attractive investment opportunities. However, the investment process of any Underlying Fund also involves a high degree of uncertainty. Even if an attractive investment opportunity is identified, there is no certainty that an Underlying Fund will be permitted to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able, through the Underlying Funds, to identify and complete attractive investments in the future or that it will be able to invest fully its committed capital.


Leverage. The Underlying Funds in which the Fund invests may acquire securities issued by portfolio companies with leveraged capital structures. In addition, the Underlying Funds may use leverage to acquire portfolio company securities. The use of leverage may cause the Underlying Funds and their portfolio company investments to be subject to increased exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of such portfolio company or its industry.

The Fund will generally seek to avoid investing in Underlying Funds that generate unrelated business taxable income due to borrowing, however, tax-exempt investors should be aware that borrowing by Underlying Funds likely would be attributed to the Members of the Fund and thus likely would result in a portion of the income, if any, from the Fund being characterized as debt-financed income subject to the tax on unrelated business taxable income.

Control Positions. The Underlying Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise, and other types of related liability. If such liabilities were to occur, the Fund would likely suffer losses in its investments.

                                  THE OFFERING


        The Fund is offering investors the opportunity to subscribe to make capital contributions to the Fund in exchange for membership interests in the Fund (the "Units"). The Fund is offering up to 100,000 Units through Charles Schwab & Co., Inc., a registered broker-dealer and the Fund's distributor (the "Distributor"). The Distributor is under common control with an affiliate of the Investment Adviser. Generally, Units will be sold by the Distributor to investors who are customers of the Investment Adviser or its affiliates. The offering will terminate September 30, 2003, subject to extension by the Managing Member to a date not later than December 31, 2003 (the "Termination Date"). If subscriptions for at least $50 million (or such lesser amount as determined by the Managing Member in its sole discretion) (the "Minimum Subscription Amount") have not been received by the Termination Date, the Managing Member may elect to terminate the offering and all proceeds from the offering will be refunded to investors with any interest earned thereon and without any deductions. See "Principal Risks Relating to the Fund--Minimum Proceeds; Portfolio Diversification." The minimum subscription is $25,000. The Fund has the right to waive the minimum at its discretion.


        Each investor will be required to complete, execute and deliver to the Fund an executed copy of the Subscription Agreement, which will form a binding contract of the investor. The Fund intends to notify investors of the dates of the closings and acceptance of investors' subscription. Pursuant to the Subscription Agreement an investor's subscription amount is required to be paid on or before the final subscription closing date (not later than September 30, 2003, subject to extension). Units may be purchased only by persons who represent to the Fund that he, she or it (i) has at least $750,000 under the management of the Investment Adviser and its affiliates, or (ii) prior to his, her or its subscription to the Fund (a) has a net worth of more than $1,500,000 or (b) has $5 million in investments (if an individual) or $25 million in investments (if an institution), and who make the other representations included in the Subscription Agreement to be entered into by each investor.

        Payments transmitted by subscribers to the Fund, or to the Distributor, for investment in the Fund prior to the applicable closing date will be deposited in an interest-bearing bank escrow account with PNC Bank, Delaware pending each closing. Any checks should be made payable to PNC Bank Delaware, as "Escrow Agent," and must be transmitted by the Distributor directly to PFPC Inc. as Escrow Administrator by noon of the next business day after receipt. Funds deposited into escrow accounts will be invested in accordance with Rule l5c2-4 of the Exchange Act until the relevant subscription closing or the termination of the offering. In the event the Fund rejects a subscriber's Subscription Agreement or a subscriber elects to withdraw his subscription prior to his or her subscription closing date, PFPC Inc. will promptly deliver to such subscriber all funds received; any interest earned on such funds will be returned within five business days of the next subscription closing after such rejection or withdrawal.

        The Fund expects that a first subscription closing will be held on or about the fifth business day after the Fund receives subscriptions totaling at least the Minimum Subscription Amount. The Fund may continue to offer the remaining unsold Units and accept subscriptions for such Units from time to time at subsequent closings until the Termination Date. If the Minimum Subscription Amount is received, any charges or expenses associated with the escrow account will be paid by the Investment Adviser or an affiliate.

                                 USE OF PROCEEDS

        The net proceeds to the Fund from this offering will be $100 million if all Units are sold and before deducting organizational and initial offering expenses estimated to be approximately $450,000. The Adviser has agreed to bear the organizational expenses of the Fund if the Fund receives less than $65 million in subscriptions from its initial public offering of Units. In the event the Fund does receive subscriptions totaling $65 million or more, the Fund will pay its own organizational expenses estimated at $45,000, and each Member's share of these costs will be deducted from his or her capital contribution on or shortly after the final subscription closing. In addition, the Fund estimates incurring offering expenses of approximately $405,000 which will also be deducted from Members' capital accounts.


        It is anticipated that there will be a significant period of time (up to two years) before the Fund becomes fully invested or committed. Although the Fund intends to invest or commit to invest more than 50% of the proceeds from the offering in Underlying Funds within one year after the final subscription closing date, a delay is common for investing in private funds. Further, investments in Underlying Funds may typically take from two to seven years from the date of initial investment to reach a state of maturity at which disposition can be considered. In light of the foregoing, it is unlikely that any significant distribution of the proceeds from the disposition of Underlying Funds will be made until the later years of the existence of the Fund. Pending investment in the Underlying Funds, the Fund will invest available cash in cash equivalents and other short-term money market instruments. See "Principal Risk Factors Relating to the Fund."


                                   MANAGEMENT

Board of Managers, Officers and Investment Professionals

        Pursuant to the Fund's Operating Agreement, the business and affairs of the Fund will be managed under the direction of the Managing Member subject to the supervision of the Fund's Board of Managers. The following are descriptions of the members of the Board of Managers and the officers of the Fund, key employees of the Investment Adviser, as well as the members of the Investment Adviser's Investment Committee. Unless otherwise noted, each member of the Investment Adviser's Investment Committee has been employed by U.S. Trust for at least the previous five years. Douglas Lindgren may be deemed an "interested person" of the Fund, as defined in the Investment Company Act, on the basis of his affiliation with U.S. Trust.


        The identity of the Managers and officers of the Fund and brief biographical information regarding each Manager and officer are set forth below. The business address of each officer and Manager is c/o U.S. Trust Company, N.A., 225 High Ridge Road, Stamford, Connecticut 06905.


Disinterested Managers


Virginia Bonker (38). Ms. Bonker is a Partner and co-founder of Blue Rock Capital, a private equity fund focused on investing in early-stage information technology and service businesses in the eastern US. She is also a Partner of the Sienna Limited Partnership IV, L.P. which focuses on investing in early and expansion-stage private companies in consumer products, information technology and business services nationwide. Previously, Ms. Bonker was a Vice President with the Sprout Group, the venture capital affiliate of Donaldson, Lufkin & Jenrette (now Credit Suisse First Boston), where she worked from 1988 to 1995. The Sprout Group is one of the largest venture firms in the world, with over $3 billion in assets under management. Ms. Bonker was also an Investment Analyst with DLJ's Investment Banking Group and, prior to that, worked as a Systems Analyst and Product Marketing Engineer at Hewlett-Packard. Ms. Bonker received an A.B. in Computer Science with Electrical Engineering from Harvard College and her M.B.A. with Highest Honors from Columbia University.

Jonathan B. Bulkeley (42). Mr. Bulkeley has been the Non Executive Vice Chairman of EDGAR(R) Online, Inc. since April 2003. Mr. Bulkeley is also the Non Exec Chairman of QXL (NASDAQ: QXLC), Europe's leading online auction company. He has served as Chairman of QXL since February 1998, a period in which QXL has gone public, made several acquisitions and expanded into 13 countries across Europe. Mr. Bulkeley served as Chairman and Chief Executive Officer of Lifeminders (NASDAQ: LFMN) from February 2001 until Lifeminders was sold. Prior to Lifeminders, Mr. Bulkeley was the Chief Executive Officer of barnesandnoble.com from 1998 to 2000 and was responsible for barnesandnoble.com's IPO, which at the time was the largest Internet IPO in history. From 1993 to 1998, Mr. Bulkeley worked at America Online. He was managing director of America Online's (AOL) joint venture with Bertelsmann Online in the United Kingdom (UK). He also served as vice president of business development and general manager of media at AOL. Before joining AOL in 1993, Mr. Bulkeley spent eight years at Time Inc. in a variety of roles, including director of marketing and development for Money magazine for three years. Mr. Bulkeley is currently on the Board of Directors of Milliken & Co., The Readers Digest Association (NYSE: RDA) and QXL (NASDAQ:
QXLC). In addition Mr. Bulkeley serves on the Advisory Boards of three private equity funds, The Jordan Edminston Venture Fund in New York, Elderstreet Capital Partners in London and Jerusalem Global Venture Partners in Israel. Mr. Bulkeley has served previously as Chairman of Lifeminders, Chairman of Logikeep and Chairman of the Yale Alumni magazine and on the Boards of Global Commerce Zone, Instant Dx, Cross Media Marketing Corp (AMEX:XMM) and the Hotchkiss School. Mr. Bulkeley received his B.A. in African Studies from Yale University in1982.

Thomas F. McDevitt (46). Mr. McDevitt is the Managing Partner of Edgewood Capital Partners, an investment firm focused on making and managing investments in the real estate and mortgage arenas. Prior to founding Edgewood Capital Partners in 2002, Mr. McDevitt was a Managing Director in charge of the large loan ($30 to $100 million) Commercial Mortgage Backed Securitization Group at Societe Generale, where his group bought or originated 70 loans for $600 million. He was also a founder and active partner of Meenan, McDevitt & Co. from 1991 until it was sold to Societe Generale in 1998. Meenan, McDevitt & Co. was a broker dealer and investment banking firm that acted as agent for over $5 billion of transactions spread over a number of asset classes. From 1988 to 1991, Mr. McDevitt ran the commercial mortgage syndication desk at Citibank, and from 1984 to 1987 he was responsible for commercial mortgage sales in the Mid-Atlantic region for Salomon Brothers Inc Mr. McDevitt received his A.B. from Harvard College and his M.B.A. from the Amos Tuck School of Business Administration and Finance.


Interested Manager


Douglas Lindgren (41). Chairman of the Board of Managers. See "Portfolio Managers and Officers" for complete biographical information on Mr. Lindgren.


Portfolio Managers and Officers

Senior members of the Investment Adviser's Private Equity Group will be responsible for the day-to-day activities of the Fund in their capacities as officers of the Fund and the Managing Member, including, for example:

        o  Identification of investment opportunities

        o  Due diligence

        o  Fund evaluation and selection

        o  Investment monitoring and portfolio management

        o  Fund administration

The officers have substantial experience in private equity, including researching, structuring, negotiating and managing private equity investments. The team understands the intricacies of successful deal making and of realizing returns once a deal has been made. These investment experiences allow the principals to bring a thorough understanding of the investment process, as well as a network of contacts within private equity, to the management of the fund.

The broad private equity experience of these individuals is described below:

Douglas A. Lindgren. Mr. Lindgren (41) is the Principal Executive Officer and Chief Investment Officer of the Fund and Principal Executive Officer of the Managing Member. He is also a Managing Director of U.S. Trust Company. He heads U.S. Trust's Alternative Investments Division and is Co-Chief Executive Officer and Chief Investment Officer of Excelsior Venture Partners III, LLC, Excelsior Venture Investors III, LLC, and Excelsior Private Equity Fund II, Inc., and Co-Chief Executive Officer of UST Private Equity Investors, Inc. In his role as head of U.S. Trust's Alternative Investments Division, Mr. Lindgren oversees groups making direct and fund investments across a variety of investment categories, including private equity, hedge funds and real estate. He has managed all facets of the investment process and has led numerous private equity investments across a variety of sectors since entering the business in 1988. Through these activities, he has established relationships with placement agents, investment bankers and principals in the private equity community. While at U.S. Trust, he has served on the board of directors of both private and public companies. Prior to joining U.S. Trust in April 1995, Mr. Lindgren served in various capacities for Inco Venture Capital Management ("IVCM") from January 1988 through March 1995, including President and Managing Principal from January 1993 through March 1995. While at IVCM, Mr. Lindgren invested in venture capital and buyout transactions and served on the board of directors of several of its portfolio companies. Before joining IVCM, Mr. Lindgren was employed by Salomon Brothers Inc and Smith Barney, Harris Upham & Co., Inc. He is an Adjunct Professor of Finance at Columbia University's Graduate School of Business, where he has taught courses on venture capital since 1993. Mr. Lindgren holds a M.B.A. and B.A. from Columbia University. He serves on U.S. Trust's Portfolio Policy Committee.


James F. Rorer. Mr. Rorer (33) is Vice President of the Fund and the Managing Member. He is also a Vice President of Excelsior Venture Partners III, LLC, Excelsior Venture Investors III, LLC, and the U.S. Trust Company. At U.S. Trust, Mr. Rorer has been responsible for sourcing, evaluating, structuring and managing a broad array of investments in private companies. He has also been active in making investments in private equity funds, building a network among a variety of sponsors and intermediaries in the process. Prior to joining U.S. Trust in May 1999, he worked at Bain & Company, a leading global strategic consulting firm, from September 1996 until April 1999. He was a consultant in the Private Equity Practice, providing strategic due diligence services to large private equity firms. Mr. Rorer worked on projects with a number of prominent buyout firms and gained direct exposure to their investment process and approach, while developing a broad network in this field. In addition, Mr. Rorer also spent time in Bain's standard consulting practice, working with companies on a variety of strategic issues in a number of different industries including automotive, electric power, telecommunications, consumer products and financial services. Mr. Rorer also worked at CS First Boston from 1992 to 1994, where he was in the Financial Institutions Group performing financial analysis and working on a variety of mergers and acquisitions and IPOs. Mr. Rorer graduated from Duke University, Phi Beta Kappa, with a degree in Economics and Mathematics. He holds a M.B.A. from Harvard Business School.


The following individuals are also officers of the Fund:


Robert F. Aufenanger. Mr. Aufenanger (49) is Chief Financial Officer of the Fund and a Senior Vice President of U.S. Trust Company. Mr. Aufenanger is the Chief Financial Officer of the Alternative Investments Group and is responsible for managing the financial reporting and operational affairs of the investment vehicles within the group. Prior to joining U.S. Trust in April 2003, Mr. Aufenanger worked as a consultant to various clients in the Fund industry from January 2002 to March 2003. From 1999 through 2001, he was the Chief Financial Officer for the investment funds sponsored by Icon Capital Corp. He served as the Chief Financial Officer and Controller for funds managed by Merrill Lynch & Co. as a General Partner or Investment Advisor in the private equity, leveraged buyout, real estate and other industries from 1986 to 1998. Prior to that, he was a Controller for an equipment leasing subsidiary of Merrill Lynch & Co. from 1981 to 1985 and was an audit supervisor for Ernst & Young from 1975 to 1980. Mr. Aufenanger received his B.S. in Accounting from St. John's University and is a Certified Public Accountant. He is a member of the "International Who's Who of Professionals", the American Institute of Certified Public Accountants, the New York State Society of Certified Public Accountants, and the Turnaround Management Association.


Cynthia Englert. Ms. Englert (38) is Secretary of the Fund. Ms. Englert is a Vice President of U.S. Trust Company and Chief Administrative Officer and Secretary of Excelsior Venture Partners III, LLC, Excelsior Venture Investors III, LLC, Excelsior Private Equity Fund II, Inc. and UST Private Equity Investors Fund, Inc. At U.S. Trust, Ms. Englert is responsible for accounting, administration and financial reporting for the private equity funds. Prior to joining U.S. Trust in August 2001, Ms. Englert worked at Whitney & Company, a private equity and debt investment manager in Stamford, Connecticut, from May 1999 until August 2001. Ms. Englert was in the fund accounting and administration group and worked as a controller on the firm's private mezzanine debt and high yield debt funds. Previously, Ms. Englert worked as a financial analyst in the management reporting, asset-backed finance and derivatives areas at Greenwich Capital Markets, a firm that specializes in fixed income capital markets, from July 1993 until March 1999. Ms. Englert graduated from Holy Cross College with a B.A. in English and earned an M.B.A. with a concentration in Finance from the University of Connecticut.




                                                                         NUMBER OF
                                                                         FUNDS IN
                                                                         FUND         OTHER
NAME, AGE, and        TERM OF OFFICE AND                                 COMPLEX      DIRECTORSHIPS
POSITION WITH THE     LENGTH OF TIME        PRINCIPAL OCCUPATION         OVERSEEN     HELD BY
FUND                  SERVED                DURING PAST 5 YEARS          BY MANAGER   MANAGERS

                                    Disinterested Managers

Virginia Bonker (38)  Term - Indefinite;    Partner, Blue Rock (8/95       1 (one)    CMGI, Inc.;
Manager               Length - since        to present); Partner,                     LockStar,
                      inception             Sienna Limited Partnership                Inc.;
                                            IV, L.P. (1/03 to                         Integrated
                                            present).                                 Chipware,
                                                                                      Inc.;
                                                                                      eVulkan,
                                                                                      Inc.;
                                                                                      Museumshop.com,
                                                                                      Inc.; Ranch
                                                                                      Networks, Inc.


                                                                         NUMBER OF
                                                                         FUNDS IN
                                                                         FUND         OTHER
NAME, AGE, and        TERM OF OFFICE AND                                 COMPLEX      DIRECTORSHIPS
POSITION WITH THE     LENGTH OF TIME        PRINCIPAL OCCUPATION         OVERSEEN     HELD BY
FUND                  SERVED                DURING PAST 5 YEARS          BY MANAGER   MANAGERS

Jonathan B.           Term - Indefinite;    Non-Executive Vice-Chairman    1 (one)    Milliken &
Bulkeley (42)         Length - since        of EDGAR(R) Online, Inc.                  Company;  The
Manager               inception             (4/03 to present);                        Readers
                                            Non-Executive Chairman of                 Digest
                                            QXL Ricardo, PLC (2/98 to                 Association)
                                            present);                                 and QXL
                                            Chairman and CEO, Lifeminders             Ricardo, PLC;
                                            (2/01 to 10/01);                          EDGAR(R)
                                            Non Executive Chairman,                   Online, Inc.
                                            Logikeep (3/01 to 10/01);
                                            CEO, barnesandnoble.com
                                            (12/98 to 1/00);
                                            Managing Director and V.P.,
                                            AOL (3/93 to 12/98).


Thomas F. McDevitt    Term - Indefinite;    Managing Partner, Edgewood     1 (one)    None
(46)                  Length - since        Capital Partners (5/02 to
Manager               inception             present);
                                            Managing Director, Societe
                                            Generale (6/98 to 3/02);
                                            Founder and Partner ,
                                            Meenan, McDevitt & Co.
                                            (5/91 to 5/98).


                                   Interested Manager

Douglas Lindgren      Term - Indefinite;    Chair of U.S. Trust's          1 (one)    None
(41)                  Length - since        Alternative Investments
Manager               inception             Division, Managing
                                            Director and Senior V.P.
                                            of U.S. Trust (4/95 to
                                            present).


                               Officers who are not Managers

James F. Rorer (33)   Term - Indefinite;    V.P., U.S. Trust, (5/99 to       N/A      N/A
Vice President.       Length - since        present);
                      inception             Consultant, Bain & Company
                                            (9/96 to 4/99).


Robert F.             Term - Indefinite;    Chief Financial Officer of       N/A      N/A
Aufenanger (49)       Length - since        U.S. Trust's Alternative
Chief Financial       inception             Investments Division and
Officer                                     Senior V.P.  of U.S. Trust
                                            (4/03 to present); Chief
                                            Financial Officer, Icon
                                            Holding  Corp. (12/99 to
                                            12/01); Chief Financial
                                            Officer, Merrill Lynch
                                            Funds (6/80 to 10/99).


Cynthia Englert       Term - Indefinite;    V.P. of U.S. Trust,  (8/01       N/A      N/A
(38) Secretary        Length - since        to present);
                      inception             Controller, Whitney &
                                            Company (5/ 99 to 8/01);
                                            Financial analyst,
                                            Greenwich Capital Markets
                                            (7/93 to 3/99).

Board of Managers Compensation

        Each member of the Board of Managers who are not "interested persons," as defined under the Investment Company Act, will receive $5,000 annually and $2,000 per Fund meeting attended, paid by the Fund. Members of the Board of Managers are also entitled to reimbursement of their actual out-of-pocket expenses incurred in connection with their attendance at meetings of the Board of Managers. The Fund does not have a Stock Option plan, other long-term incentive plan, retirement plan or other retirement benefits.



                          ESTIMATED COMPENSATION TABLE

                                                PENSION OR
                                                RETIREMENT      ESTIMATED
                                                BENEFITS        ANNUAL
                              AGGREGATE         ACCRUED AS      BENEFITS
                              COMPENSATION      PART OF FUND    UPON            TOTAL  COMPENSATION
  NAME OF PERSON, POSITION    FROM THE FUND     EXPENSES        RETIREMENT      FROM FUND COMPLEX*

Virginia Bonker               $ 11,000         $ 0              $ 0             $ 11,000 (1 Fund)***
Jonathan B. Bulkeley          $ 11,000         $ 0              $ 0             $ 11,000 (1 Fund)
Douglas Lindgren**            $ 0              $ 0              $ 0             $ 0      (1 Fund)
Thomas F. McDevitt            $ 11,000         $ 0              $ 0             $ 11,000 (1 Fund)

--------------

*The total compensation paid to such persons by the Fund and the Fund Complex is estimated for the fiscal year ending December 31, 2003. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund Complex as the Fund.

**      Interested person of the Fund.

***     The Fund is the only investment company in the fund complex.

        The Board will form an Audit Committee consisting of Managers who are not "interested persons" as that term is defined by the Investment Company Act. The primary duties of the Audit Committee are: (i) to recommend to the full Board of Managers auditors to be retained for the Fund's fiscal year; (ii) to meet with the Fund's independent auditors as necessary; (iii) to review and approve the fees charged by the auditors for audit and non-audit services; and
(iv) to report to the full Board on a regular basis and to make recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate


        The Board will form a Nominating Committee comprised of the independent Managers to whose discretion the selection and nomination of managers who are not interested persons, as defined in the Investment Company Act, will be committed.

Investment Adviser/Managing Member; Compensation


Investment Adviser. U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust - Connecticut Fund Advisers Division, will be the Investment Adviser to the Fund. Founded in 1853, U.S. Trust is one of America's oldest investment management and trust companies. As of December 31, 2002, U.S. Trust had $80 billion in assets under management. U.S. Trust is wholly owned by The Charles Schwab Corporation, one of the nation's largest financial services firms, which together with all its subsidiaries, had over $765 billion in clients' assets as of December 31, 2002.


        U.S. Trust offers a broad array of financial services and has extensive relationships in the financial community, working closely with financial sponsors, investment bankers and other financial intermediaries. U.S. Trust has been active in the private markets and has had a formal private equity program since 1995.

        Under the supervision of the Board of Managers, the Investment Adviser is responsible for finding, evaluating, structuring and monitoring the Fund's investments and for providing or arranging for management services for the Fund. The investment professionals in charge of the day-to-day management of the Fund have extensive experience in private equity investing. See "Officers" below. The Investment Adviser will be entitled to the Management Fee pursuant to terms of the Investment Advisory Agreement.


        Management Fee. The Fund will pay the Investment Adviser, on a quarterly basis, a management fee at an annual rate equal to 1.00% of the net asset value of the Fund. The management fee is determined and payable in arrears on the last day of each fiscal quarter. The Investment Adviser has agreed to waive the management fee during the subscription period, which will end on the final subscription closing date. The Investment Adviser will also receive from the Fund the grant of the Incentive Carried Interest in accordance with the terms of the operating agreement. See "Summary of Terms - Management Fee; Incentive Carried Interest."


        Investment Advisory Agreement. The Fund will enter into an investment advisory agreement with the Investment Adviser. The Investment Advisory Agreement provides that the Investment Adviser shall, subject to the supervision of the Board of Managers, identify, monitor and dispose of the Fund's investments and provide management and administrative services as may be reasonably requested by the Fund. The Fund also uses the services of an administrator, PFPC Inc.

        Under the Fund's Investment Advisory Agreement, the Fund is obligated to bear all costs and expenses directly allocable and identifiable to the Fund or its business or investments, including, but not limited to, fees and expenses of the Board of Managers; fees and expenses of the Investment Adviser; fees and expenses of registering the Fund's Units under federal and state securities laws; interest; taxes; fees and expenses of the

Fund's legal counsel and independent accountants; fees and expenses of the Fund's administrator (PFPC Inc.), transfer agent and custodian; expenses of printing and mailing Unit certificates, reports to members, notices to members and proxy statements; reports to regulatory bodies; brokerage and other expenses in connection with the execution, recording and settlement of portfolio security transactions; expenses in connection with the acquisition and disposition of portfolio investments or the registration of privately issued portfolio securities; costs of third party evaluations or appraisals of the Fund (or its assets) or its actual investments; expenses of membership in investment company and other trade associations; expenses of fidelity bonding and other insurance premiums; expenses of members' meetings; fees payable to the National Association of Securities Dealers, Inc. (the "NASD"), if any, in connection with this offering; indemnification costs and expenses; fees and expenses of legal counsel to the members of the Board of Managers who are not interested persons of the Fund (within the meaning of the Investment Company Act); and the Fund's other business and operating expenses.

        The Investment Advisory Agreement provides for indemnification by the Fund of the Investment Adviser, its affiliates and their officers, directors, employees, members and agents from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of, or under, the Fund's Investment Advisory Agreement. Indemnification is only available to the extent the loss, claim, damage, liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties under the Fund's Investment Advisory Agreement, or the reckless disregard of their obligations and duties under the Fund's Investment Advisory Agreement.

        The Fund's Investment Advisory Agreement provides that it will continue in effect for two years and that, after the initial period of effectiveness will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Board of Managers of the Fund who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such continuance, and either: (i) the vote of a majority of the outstanding Units of the Fund; or (ii) the vote of a majority of the full Board of Managers of the Fund. The Fund's Investment Advisory Agreement also provides that it be terminated at any time, without the payment of any penalty, either by: (i) the Fund, by action of the Board of Managers or by vote of a majority of the outstanding Units of the Fund, on 60 days' written notice to the Investment Adviser; or (ii) the Investment Adviser on 90 days' written notice to the Fund. The Fund's Investment Advisory Agreement will terminate immediately in the event of its "assignment" (as defined in the Investment Company Act).

        In evaluating the Investment Advisory Agreement, the Board reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates and its personnel, operations and financial condition. The Board discussed with representatives of the Investment Adviser the Fund's operations and the Investment Adviser's ability to provide advisory and other services to the Fund. The Board also reviewed, among other things, the nature of the services to be provided by the Investment Adviser, including the process to be used in connection with its analysis of the Underlying Funds and their investment managers, the proposed fees to be charged by the Investment Adviser for its services, including a comparative analysis of fees and expense ratios of investment companies with similar objectives and strategies managed by other investment advisers and the experience of the investment advisory and other personnel providing services to the Fund. The Managers met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. During the discussion, they considered the capability of the Investment Adviser and its experience managing other similar products and concluded the Investment Adviser had experience and personnel sufficient to manage the Fund. They considered the comparative fees and expenses and concluded that the fees to be charged by the Investment Adviser were reasonable. After having the opportunity to request and review such additional information as they deemed necessary and considering the foregoing, the Managers, including the disinterested Managers, concluded that approval of the Investment Advisory Agreement was in the best interests of its shareholders.

Investment Operations

        Under the supervision of the Board of Managers, the Investment Adviser is responsible for finding, evaluating, structuring and monitoring the Fund's investments and for providing or arranging for management services for the Fund. The investment professionals in charge of the day-to-day management of the Fund have extensive experience in private equity investing.

The Investment Committee of the Investment Adviser

        The Investment Committee of the Investment Adviser consists of a group of senior investment management professionals at U.S. Trust with considerable portfolio management and private equity knowledge. The Investment Committee will be responsible for giving high level guidance to the Fund and for approving the Underlying Fund investments. The Chief Investment Officer of the Fund, following the review and approval of the Investment Committee, will be authorized to make investment decisions on behalf of the Fund.

The current members of the Investment Committee are listed below:

Frederick B. Taylor. Chairman of the Investment Committee. Mr. Taylor (61) is Vice Chairman and Chief Investment Officer of U.S. Trust Corporation, a position he has held since 1990. He serves on the Management Committee of The Charles Schwab Corporation. Mr. Taylor also serves as Chairman of U.S. Trust's Portfolio Policy Committee. He has been with U.S. Trust for over 30 years, and has been responsible for developing and implementing investment policy since 1981. Mr. Taylor received his B.A. degree from Wesleyan University, with distinction, and his M.B.A. degree from the University of Pennsylvania, Wharton School. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research. His address is 114 East 47th Street, New York, NY 10036.

John J. Apruzzese. Mr. Apruzzese (45) is the Chief Investment Officer for the U.S. Trust New York Region. He has been a portfolio manager at U.S. Trust since 1984. Previously, Mr. Apruzzese was a staff member of the Labor and Human Resources Committee of the U.S. Senate and worked on federal budget matters. He received his B.A. from Bucknell University and his M.B.A. from New York University. Mr. Apruzzese is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and a member of the Board of Advisers of Outward Bound. His address is 114 East 47th Street, New York, NY 10036.

William T. Armitage. Mr. Armitage (38) is a Senior Vice President of CTC Consulting Inc., which is part of U.S. Trust. At CTC, Mr. Armitage is in charge of the private equity group and is responsible for advising large clients on investments in venture capital and leveraged buyout funds. In aggregate, Mr. Armitage has advised clients with $1.25 billion in commitments to private equity, investments encompassing approximately 140 fund managers. Mr. Armitage has been at U.S. Trust since 1998. In addition to his work at CTC, Mr. Armitage has 16 years of personal investment experience. His experience includes asset allocation studies, manager research, investment policy development and private company valuations. Mr. Armitage received a B.A. in Business Administration with an emphasis in Finance and Economics from Lewis and Clark College. He completed his M.B.A. with a concentration in Finance at the University of Washington. His address is 4380 S.W. Macadam Avenue, Portland, OR 97239.

Timothy A. Barker. Mr. Barker (45) is Managing Director and Investment Strategist in the Family Wealth Management Group, which manages assets for clients of U.S. Trust with a net worth in excess of $100 million. He is responsible for assisting clients in developing and implementing asset allocation strategies. Prior to joining U.S. Trust, Mr. Barker served as chief investment officer at a large family office. He also served as a consultant for Prudential Securities as well as a regional vice president and account manager at The Ayco Corporation. Mr. Barker graduated from Siena College with a B.A. in Political Science and earned his J.D. from Albany Law School. Mr. Barker is a member of the Board of Associate Trustees for Siena College. In addition, he serves on the Board of Directors for both the St. Anne Institute Foundation and St. Peter's Addiction and Recovery Center. His address is 114 East 47th Street, New York, NY 10036.

William V. Ferdinand. Mr. Ferdinand (61) is Managing Director at U.S. Trust Company and is responsible for managing the investment organization in Connecticut. With thirteen portfolio managers, this group actively manages over $3.4 billion of assets.

In addition, Mr. Ferdinand is a member of U.S. Trust's National Portfolio Policy Committee. With over 30 years of investment management experience, he comes to U.S. Trust Company from The Penn Mutual Life Insurance Company, where he served as Executive Vice President and Chief Investment Officer as well as President and Chief Executive Officer of the investment management subsidiaries. At Penn Mutual, Mr. Ferdinand was responsible for overseeing a substantial private equity portfolio and a venture capital group. Prior to Penn Mutual, he managed the pension assets of Union Carbide Corporation, one of the largest pension funds in the nation. Mr. Ferdinand is a Chartered Financial Analyst and received a B.S. degree from the University of Pennsylvania Wharton School of Business. He earned his M.B.A. from New York University. He is a member of the New York and International Society of Security Analysts and the Association for Investment Management and Research.


The Managing Member

        Excelsior Buyout Management, LLC will serve as the Managing Member of the Fund. The Managing Member will have responsibility for the Fund's overall management and overseeing the day-to-day business and operations of the Fund subject to the Board of Managers. The Managing Member has full, exclusive and complete authority in the management and control of the business of the Fund for the purposes stated in the LLC Agreement and makes all decisions affecting the business of the Fund subject to the Board of Managers.


        The Managing Member shall be responsible for maintaining the capital accounts of the Members of the Fund as well as making determinations of allocations to the capital accounts of the Members and distributions to the members as well as representing the Fund in any tax proceedings as the "Tax Matters Partner."


Administrator

        The Administrator, PFPC Inc., performs certain administration, accounting and investor services for the Fund. In consideration for these services, the Fund pays the Administrator an annual fee, payable monthly, equal to approximately .07 to .105% of the Fund's average net assets subject to a minimum monthly fee of approximately $4,200, and will reimburse the Administrator for out-of-pocket expenses.

Custodian and Transfer Agent

        PFPC Trust Company ("PFPC Trust") will serve as the Fund's custodian in accordance with the provisions of the Investment Company Act and the rules and regulations thereunder. As such, PFPC Trust will be responsible for holding the Fund's cash and portfolio securities. PFPC Trust will also serve as the transfer agent and distribution paying agent for the Fund's Units. For its custodian, transfer agency and paying agency services, PFPC Trust will receive customary fees from the Fund. PFPC

Trust's address is: PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19153.

                                 CODE OF ETHICS


        The Fund, the Distributor and the Investment Adviser have adopted codes of ethics under Rule l7j-1 of the Investment Company Act that restrict the personal securities transactions of certain associated persons of the Fund, the Distributor and the Investment Adviser. The primary purpose of such codes is to ensure that personal trading by their respective employees does not disadvantage the Fund. U.S. Trust portfolio managers and other investment personnel who comply with the code of ethics' pre-clearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be purchased or sold by or are held in the fund(s) they advise. The codes of ethics can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov or may be obtained after paying a duplicate fee, by electronic request to the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


                                 CONTROL PERSONS

        Upon completion of the offering, no person is expected to have voting control over the Fund except as set forth under "The Offering."

                               PORTFOLIO TURNOVER

        Because the investments of the Fund generally require relatively long periods of time to reach maturity, it is expected that the Fund's investment turnover will be low. There is, however, no policy limitation on the ability of the Fund to sell an investment after a short period of time.

                                    VALUATION



Net Asset Valuation

        The Fund will compute its net asset value as of the last business day of each quarter and at such other times as deemed appropriate by the Valuation Committee of the Board of Managers. In determining its net asset value, the Fund will value its investments as of such quarter-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value per Unit of the Fund will equal the net asset value of the Fund divided by the number of outstanding Units.

        The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such quarter-end for each Underlying Fund in accordance with the Underlying Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund's interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well any other relevant information available at the time the Fund values its portfolio.

        Prior to investing in any Underlying Fund, the Investment Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which as a general matter will utilize market values when available and otherwise utilize principles of fair value that the Investment Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that the Investment Adviser and the Valuation Committee will review the valuations provided by the investment advisers to the Underlying Funds, neither the Investment Adviser nor the Valuation Committee will be able to confirm independently the accuracy of valuations provided by such investment advisers (which are unaudited).

        In addition, through written and telephone communication and in-person meetings, the Investment Adviser will maintain close relationships with the managers of the Underlying Funds in order to protect the interests of the Fund and its Members. Representatives of the Investment Adviser plan to regularly attend fund investor meetings. To keep abreast of each Underlying Fund's activities, the Investment Adviser will review their periodic reports as well as the reports of the underlying portfolio companies in which the Underlying Funds invest.

        The Fund's valuation procedures require the Investment Adviser and the Valuation Committee to consider all relevant information available at the time the Fund values its portfolio. The Adviser and the Valuation Committee will consider such information, and may conclude in certain circumstances that the information provided by the investment adviser of an Underlying Fund does not represent the fair value of the Fund's interests in the Underlying Fund. Following procedures adopted by the Board and the Valuation Committee, in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Generally, the Fund would not anticipate applying a discount or a premium to the net asset value reported to it with respect to its Underlying Fund investments because it is anticipated that the valuation methodologies used by the Underlying Funds would already be reflective of the illiquid nature of the Fund's investment in such Underlying Funds. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee.

        The valuations reported by the investment advisers of the Underlying Funds, upon which the Fund calculates its quarter end net asset value and net asset value per Unit, may be subject to later adjustment, based on information reasonably available at that time. These valuations may be adjusted by the Valuation Committee in its sole discretion as it deems appropriate to reflect the fair market value of the Underlying Funds and their interests in portfolio companies or other assets. Circumstances that would justify an adjustment of the valuations reported to the Valuation Committee by the Managers of the Underlying Funds would include information available to the Valuation Committee that was not reflected in the valuations supplied by the Underlying Funds including: (i) changes in prices of publicly traded securities held by the Underlying Funds,
(ii) the pricing obtained for new rounds of financing, particularly financing obtained in significant amounts from new unrelated investors, (iii) the discontinuation of operations or an important component of operations or the commencement of insolvency or reorganization proceedings of a portfolio company in the Underlying Funds and (iv) any other factor or set of factors which, when viewed in the totality of the circumstances would compel an investment professional to conclude that there had occurred an objectively verifiable change in the circumstances of the issuer or in the environment which is not likely to be reversed in any relevant time frame and which renders current valuation an obsolete, misleading measure of current value for which there is a readily determined and more reliable measure (as would clearly be the case, for instance, where there is a new round of financing from a new unrelated source or where insolvency proceedings have commenced). Other adjustments may occur from time to time.

        Prospective investors should be aware that there can be no assurance that the fair values of interests in Underlying Funds as determined under the procedures described above will in all cases be accurate to the extent that the Fund and the Valuation Committee do not generally have access to all necessary financial and other information relating to the Underlying Funds to determine independently the net asset values of those funds. The results of the Valuation Committee's valuation of securities whose market value is not readily ascertainable will be based upon the Valuation Committee's assessment of the fair value of such securities and their issuers and, therefore, are subject to interpretation and inaccuracies. The Valuation Committee's valuation of portfolio positions could have an adverse effect on the Fund's net assets if its judgments regarding appropriate valuations should prove incorrect.

        To the extent the Fund purchases debt securities, debt securities will be valued in accordance with the Fund's valuation procedures, which generally provide for using a third party pricing system, agent, or dealer selected by the Investment Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Board and the Valuation Committee will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Committee to represent fair value.

        Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of this Board, the Valuation Committee, the Investment Adviser, or investment advisers to the Underlying Funds should prove incorrect.


Capital Accounts, Allocations and Distributions

        Capital Accounts. Investors in the Fund will become Members in the Fund, which will establish a capital account for each Member. Members' capital contributions and their share of items of income and gain will increase their capital accounts, and their distributions and their share of items of loss, deduction and expense will reduce their capital accounts. The Fund will establish a capital account for the Investment Adviser to which allocations in respect of the Incentive Carried Interest will be made as well as its Capital Contribution.

        Allocations. The income, gain, loss, deduction and expense of the Fund will be determined and allocated as of the end of each tax year (typically December 31) to the Members to reflect the distribution procedures described herein.

        In the event of the resignation or removal of the Investment Adviser or other termination without reinstatement of the Fund's investment advisory agreement with the Investment Adviser or an affiliate, the assets of the Fund will be valued in accordance with the Fund's operating agreement as of the date of resignation, removal or termination, and the Fund will be deemed to have realized gain or loss on such assets based on the valuations so assigned.

        Notwithstanding the foregoing, the Fund may, in its sole and absolute discretion, make special allocations of items of Fund income, gain, loss, deduction and expense in order to cause the capital account balances of the Members and the Managing Member to reflect the economic arrangement set forth in the following paragraph.


        Distributions. Distributions of net investment proceeds will be made by the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

        Distributions shall be made to the Members in accordance with the following order of priority: (a) first, 100% to the Members pro rata in accordance with their percentage interests until aggregate distributions to the Members under this clause (a) equal the sum of: (i) their capital contributions and (ii) an amount equal to a cumulative preferred 8% annual rate of return on their unreturned capital contributions as of the date of such distribution; (b) second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions to the Members under clause (a) above that are in excess of the Members' capital contributions; and (c) thereafter, 95% to the Members pro rata in proportion to their capital contributions and 5% to the Investment Adviser. Upon liquidation of the Fund, any cash or other property available for distribution will be distributed to the Members, including the Fund, and to the Investment Adviser pro rata in accordance with their respective capital account balances. The Investment Adviser's capital account balance generally will reflect the allocations that have been made to the Investment Adviser in respect of the Incentive Carried Interest and its capital contribution but that have not been previously distributed to the Investment Adviser.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

        The following is a summary of certain U.S. federal income tax consequences to the initial members who are U.S. persons. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations, judicial authorities, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion does not address all of the tax consequences that may be relevant to a particular member or to members subject to special treatment under federal income tax laws (e.g., banks and certain other financial institutions, insurance companies, tax-exempt organizations and non-U.S. persons). This discussion is limited to Members who hold their Units as capital assets. No ruling has been or will be sought from the IRS regarding any matter discussed herein. Except as expressed in "Tax Status of the Fund" below, counsel to the Fund has not rendered any legal opinion regarding any tax consequences relating to the Fund or an investment in the Fund. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL INCOME TAX CONSEQUENCES OF ACQUIRING, HOLDING AND DISPOSING OF UNITS AS WELL AS THE EFFECTS OF STATE, LOCAL AND NON-U.S. TAX LAWS.

        Tax Status of the Fund. At the first subscription closing, the Fund will receive an opinion of its counsel, Paul, Hastings, Janofsky & Walker LLP, to the effect that, under current law and based on certain assumptions and representations, the Fund will be treated as a partnership and not as a "publicly traded partnership" that is treated as a corporation for federal income tax purposes.

        A limited liability company that is registered as an investment company under the Investment Company Act (in the case of the Fund) would be treated as a corporation for federal income tax purposes if it were to become a publicly traded partnership. A publicly traded partnership is a partnership (or limited liability company intended to be treated as a partnership) the interests of which are either traded on an established securities market or readily tradable on a secondary market (or the substantial equivalent thereof). Each of the Fund, the Managing Member and the Investment Adviser has represented to counsel for the Fund that, among other things, neither it, nor any affiliate thereof, will participate in the establishment of an established securities market or secondary market (or the substantial equivalent thereof) for this purpose.

        In addition, the operating agreement for the Fund imposes significant restrictions on transfer of interests in the Fund in order to address this point. By subscribing for Units, each Member agrees to indemnify and hold harmless the Fund, the Investment Adviser, the Distributor, each other Member and any successor or assign of any of the foregoing, from and against all losses, taxes, claims, damages, liabilities, costs and expenses (including losses, claims, damages, liabilities, costs and expenses of any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of or arising from any transfer made by that Member in violation of the Operating Agreement or any misrepresentation made by that Member in connection with any purported transfer. A similar indemnification is required to be made by a permitted transferee of Units.

        Ultimately, counsel's opinion as to the treatment of the Fund as a partnership for federal income tax purposes will be based on, among other things, the maintenance of factual conditions (including those underlying the representations made to counsel), the continuation of which cannot be assured. Counsel to the Fund will not render a tax status opinion or review such factual environment after the first subscription closings.

        If the Fund was treated as a publicly traded partnership or otherwise treated as a corporation for federal income tax purposes, material adverse consequences for the Members would result. The Fund would be subject to tax on its net income at corporate tax rates without a deduction for any distribution to the Members, thereby materially reducing the amount of any cash available for distribution to the Members. In addition, the Members of the Fund would be treated as shareholders for federal income tax purposes. Thus, capital gains and losses and other income and deductions of the Fund would not be passed through to the Members, and all distributions by the Fund to the Members would be treated as dividends, returns of capital and/or gains.

        The following discussion assumes that the Fund will continue to be treated as a partnership for federal income tax purposes.

        Taxation of Members of the Fund. By reason of the treatment of the Fund as a partnership for federal income tax purposes, the Fund itself will not be subject to federal income tax. Rather, each Member in computing its federal income tax will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense for the taxable year of the Fund ending within or with the taxable year of the Member.

        Nonliquidating cash distributions made by the Fund to a Member generally will not be taxable to the Member, except to the extent that the amount of such cash distributions exceeds the distributee's adjusted tax basis in his, her or its Units. However, allocations of taxable income, which are taxable to the Members, are expected generally to coincide with cash distributions. If the Fund distributes both cash and other property to a Member, the Member's adjusted tax basis in his, her or its Units will be reduced first by the cash and then by the Fund's tax basis in the other property distributed. The Member will have a tax basis in non-liquidating, non-cash distributions of property equal to the Fund's tax basis in such property (but in no event in excess of the Member's adjusted tax basis in his, her or its Units reduced by the amount of any cash distributed in the same transaction).

        For federal income tax purposes, a Member's allocable share of Fund tax items will be determined by the provisions of the Operating Agreement if such allocations have or are deemed to have "substantial economic effect" or are determined to be in accordance with the Members' interests in the Fund. The allocations under the Operating Agreement are intended to satisfy such requirements. If, however, the IRS successfully challenged the Fund's allocations of income, gain, loss, deduction and expense, the redetermination of the allocations to a particular Member for federal income tax purposes may be less favorable than the allocations set forth in the Operating Agreement.

        The Fund may derive taxable income from a Fund investment that is not matched by a corresponding receipt of cash. This could occur, for example, if the Fund makes an investment in certain non-U.S. corporations. See "Phantom Income from Fund Investments in Non-U.S. Corporations" below. This could also occur if the Fund invests in an entity that is classified as a partnership and such entity allocates income or gain to the Fund without making a corresponding distribution of cash. Moreover, the Fund is not required to make current distributions of its entire earnings. In addition, a reduction of Fund nonrecourse borrowings (as defined for federal income tax purposes) would be treated as a constructive distribution of cash to a Member to the extent of his, her or its allocable share of such reduction, even though an actual cash distribution is not made. Accordingly, it is possible that a Member's federal income tax liability with respect to his, her or its allocable share of Fund earnings in a particular taxable year could exceed the cash distributions to the Member for the year, thus giving rise to an out-of-pocket payment by the Member.

        Tax Basis Rules. Fund distributions (other than those attributable to dividends, if any, from the investments of the Underlying Funds) generally will not be taxable to a Member to the extent of such Member's adjusted tax basis in his, her or its Units. In addition, a Member is allowed to deduct his, her or its allocable share of Fund losses only to the extent of such Member's adjusted tax basis in his, her, or its Units at the end of the taxable year in which the losses occur. A Member's adjusted tax basis is equal to the Member's capital contributions to the Fund as adjusted by certain items. Basis is generally increased by the Member's allocable share of Fund profits (and items of income and gain) and nonrecourse borrowings (as defined for federal income tax purposes). Basis is generally decreased by the Member's allocable share of Fund losses (and items of loss, deduction and expense), the amount of cash distributed by the Fund to the Member, the Fund's tax basis of property (other than cash) distributed by the Fund to the Member and any reduction in the Member's allocable share of nonrecourse borrowings (as defined for federal income tax purposes).

        To the extent that a Member's allocable share of Fund losses are not allowed because the Member has insufficient adjusted tax basis in his, her or its Units, such disallowed losses may be carried over by the Member to subsequent taxable years and will be allowed if, and to the extent of the Member's adjusted tax basis in subsequent years.

        At Risk Rules. Individuals and certain closely held C corporations are allowed to deduct their allocable share of Fund losses only to the extent of each such Member's "at risk" amount in the Fund at the end of the taxable year in which the losses occur. A Member's at risk amount generally is equal to the Member's aggregate capital contributions to the Fund. To the extent that a Member's allocable share of Fund losses are not allowed because the Member has an insufficient amount at risk in the Fund, such disallowed losses may be carried over by the Member to subsequent taxable years and will be allowed if, and to the extent of the Member's at risk amount in subsequent years.

        Passive Activity Loss Rules. Individuals, estates, trusts, closely held C corporations and personal service corporations are not allowed to deduct "passive activity losses" (as defined for federal income tax purposes) against certain other income, such as salary or other compensation for personal services, interest, dividends, annuities, royalties or gains attributable to the disposition of property that either produces such nonbusiness income or is held for investment. An investment in the Fund may constitute a passive activity with respect to the Members. If so, any losses from the Fund may be limited to deductions against other passive activity income of the Member. In addition, the Fund's investment activities may not constitute a passive activity for purposes of the passive activity loss rules. Therefore, a Member may not be allowed to offset his, her or its allocable share of Fund items of income or gain with the member's passive activity losses from other sources.

        Investment Interest Limitation. Individuals and other noncorporate taxpayers are allowed to deduct their allocable shares of interest paid or accrued by the Fund on its indebtedness (so-called investment interest) only to the extent of each such Member's net investment income for the taxable year. A Member's net investment income generally is the excess, if any, of the Member's investment income from all sources (which is gross income from property held for investment) over investment expenses from all sources

(which are deductions allowed that are directly connected with the production of investment income). Investment income excludes net capital gain attributable to the disposition of property held for investment (and thus would not include any gains realized by the Fund on the sale of its investments), unless the Member elects to pay tax on such gain at ordinary income rates.

        To the extent that a Member's allocable share of Fund investment interest is not allowed because the Member has insufficient net investment income, such disallowed investment interest may be carried over by the Member to subsequent taxable years and will be allowed if and to the extent of the Member's net investment income in subsequent years. If a Member borrows to finance the purchase of Units, any interest paid or accrued on the borrowing will be investment interest that is subject to these limitations. Since the amount of a Member's allocable share of Fund investment interest that is subject to this limitation will depend on the Member's aggregate investment interest and net investment income from all sources for any taxable year, the extent, if any, to which Fund investment interest will be disallowed under this rule will depend on each Member's particular circumstances each year.

        Other Limitations on Deductions and Special Code Provisions. Prospective investors should be aware that they could be subject to various other limitations on their ability to deduct their allocable share of Fund losses (or items of loss and deduction thereof). An individual, estate or trust may deduct so-called miscellaneous itemized deductions (which include the Fund management fee and certain other fees and expenses of the Fund, and the Underlying Funds) only to the extent that such deductions exceed 2% of the adjusted gross income of the taxpayer. Since the amount of a Member's allocable share of such expenses that is subject to this disallowance rule will depend on the member's aggregate miscellaneous itemized deductions from all sources and adjusted gross income for any taxable year, the extent, if any, to which such expenses will be subject to disallowance will depend on each Member's particular circumstances each year. Other limitations are imposed on itemized deductions of high-income individuals.

        For federal income tax purposes, if a Member of a limited liability company performs services for the company and there is a related direct or indirect allocation and distribution by the company to such a Member, the allocation and distribution may be recharacterized as a fee. It is intended that the Investment Adviser's Incentive Carried Interest constitute an allocable share of Fund earnings and not a fee for tax purposes. No assurance can be given, however, that the IRS could not successfully assert that the Incentive Carried Interest be recharacterized as a fee under these rules. If the Incentive Carried Interest were characterized as a fee, Members could be subject to the limitations on deductibility relating to miscellaneous itemized deductions and certain other itemized deductions of high-income individuals described in the preceding paragraph.

        In addition, prospective investors should be aware that certain of the activities of the Fund may be subject to various special provisions of the Code that, among other things, defer or disallow the deductibility of certain expenses. Organizational expenses of the Fund are not currently deductible, but may, at the election of the Fund (as the case may be) be amortized ratably over a period of not less than 60 months. Syndication expenses of the Fund (i.e., expenditures made in connection with the marketing and issuance of interests therein, including placement fees) are neither deductible nor amortizable.

        Non-U.S. Currency Gains or Losses. If the Fund makes an investment or obtains financing denominated in a currency other than the U.S. dollar, then the Fund may recognize gain or loss attributable to fluctuations in such currency relative to the U.S. dollar. The Fund may also recognize gain or loss on such fluctuations occurring between the time it obtains and disposes of non-U.S. currency, between the time it accrues and collects income denominated in a non-U.S. currency, or between the time it accrues and pays liabilities denominated in a non-U.S. currency. Such gains or losses generally will be treated as ordinary income or loss.

        Phantom Income From Fund Investments In Non-U.S. Corporations. It is possible that the Fund may invest in non-U.S. corporations that could be classified as "passive foreign investment companies," "controlled foreign corporations" and "foreign personal holding companies" (each as defined for federal income tax purposes). For federal income tax purposes, these investments may, among other things, cause a member to recognize taxable income without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would have otherwise been treated as capital gains.

        Non-U.S. Taxes. Certain dividends and interest received by the Fund from sources outside of the U.S. may be subject to withholding taxes imposed by other countries. The Fund may also be subject to capital gains taxes in certain other countries where it purchases and sells stocks and securities. Tax treaties between the United States and other countries may reduce or eliminate such taxes.

        The Fund will inform Members as to their proportionate share of non-U.S. taxes paid by the Fund and Members will be required to include such taxes in their income. Members generally will be entitled to claim either a credit (subject, however, to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such non-U.S. taxes in computing their federal income taxes.

        Sale Of Fund Investments. The Fund will generally recognize capital gain or loss on the sale of its investments.

        Limitation On Deductibility Of Capital Losses. Capital losses are deductible only to the extent of capital gains (subject to an exception for individuals under which up to $3,000 of capital losses may be offset against ordinary income annually).

        Sale of Units Restricted. Members will not be able or allowed to freely sell or otherwise transfer their Units. In addition, neither the Fund, nor the Investment Adviser (or any affiliate thereof) will repurchase any Units, except that the Fund will repurchase Units upon its termination. By subscribing for Units, each Member agrees to indemnify and hold harmless the Fund, the Investment Adviser, the Distributor, each other Member, and any successor or assign of any of the foregoing, from and against all losses, claims, damages, liabilities, costs and expenses (including losses, taxes, claims, damages, liabilities, costs and expenses of any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of or arising from any transfer made by that Member in violation of the Operating Agreement or any misrepresentation made by that Member in connection with any purported transfer. A similar indemnification is required to be made by a permitted transferee. See "Risk Factors Relating to the Fund--Restrictions on Transfer."

        A Member that is allowed to sell his, her, or its Units will recognize gain or loss measured by the difference between the amount realized on the sale and the Member's adjusted tax basis in the Units sold (as described in "Tax Basis Rules" above). Such gain or loss generally will be long-term capital gain or loss if the Member held the sold Units for more than one year. The amount realized will include the Member's allocable share of Fund nonrecourse borrowings (as defined for federal income tax purposes) , if any, as well as any proceeds from the sale. Thus, a Member's tax liability upon the sale of Units may exceed the Member's cash proceeds from the sale.

        Alternative Minimum Tax. In certain circumstances, individuals, corporations and other taxpayers may be subject to an alternative minimum tax in addition to regular tax. A Member's potential alternative minimum tax liability may be affected by reason of an investment in the Fund. The extent, if any, to which the alternative minimum tax applies will depend on each Member's particular circumstances for each taxable year.

        Tax Elections. Under Section 754 of the Code, a limited liability company treated as a partnership may make a generally irrevocable election to adjust the tax basis of its assets in the event of a distribution of company property to a Member or in the event of a transfer of company interests (in which latter case basis will be adjusted with respect to the transferee member only). The Fund currently does not intend to make a Section 754 election due to the accounting complexities that would result and the possibility that the funds in which it invests may not make such election. The Board of Managers for the Fund has sole and absolute discretion to make all tax elections for its respective entity.


        Reports to Members. The Fund has the calendar year as its taxable year. The Fund will furnish annually to each Member a report containing a Schedule K-l, which indicates each Member's distributive share for each calendar year of Fund income, gain, loss, deduction and expense for use in the preparation of the Member's income tax return. The Fund will endeavor to deliver Schedules K-l to Members prior to April 15 of each year, but it is likely that it will not be able to do so because, among other things, the Fund may not receive sufficiently prior to April 15 a Schedule K-l from an Underlying Fund that is classified as a partnership for federal income tax purposes in which the Fund has invested. Accordingly, Members may be required to obtain extensions for filing their federal, state and local income tax returns each year. The Fund will provide Members with estimated annual federal income tax information prior to April 15, assuming the Fund is able to obtain such information.


        Tax Audits. Although not required to pay any federal income tax, the Fund must file a federal income tax information return each taxable year. The IRS may audit Fund returns in a unified entity proceeding at the Fund level. The Managing Member, who would represent the Fund at such an audit as the so-called tax matters partner, has considerable authority to make decisions affecting the tax treatment and procedural rights of the Fund. The Managing Member may also generally enter into settlement agreements with the IRS that bind the Fund, and consent on behalf of the Fund to extend the statute of limitations for assessing a deficiency with respect to a Fund item. Successful adjustments by the IRS of Fund items of income, gain, loss, deduction or expense could change a Member's federal, state and local income tax liabilities.

        Backup Withholding. The Fund may be required to withhold federal income tax at a rate of 30% on a member's allocable share of interest and dividends if the Member fails to provide the Fund with his, her or its taxpayer identification number or a certificate that he, she or it is exempt from backup withholding, or the IRS notifies the Fund that the Member is subject to backup withholding. The Member may be entitled to a federal income tax credit for the amount of any backup withholding if the required information is furnished to the IRS.

        Certain Considerations For Tax-Exempt Investors. The Fund does not currently intend to borrow money for any purpose. Although the Investment Adviser will generally seek to avoid investing in Underlying Funds that generate unrelated business taxable income due to their borrowing, if an Underlying Fund in which it invests borrows, as a partnership, these borrowings would be attributable to the Fund. In such case, or if the Fund were to borrow, the Fund's allocable share of income attributable to such borrowing likely would constitute "debt financed income" for the Fund's tax-exempt investors and would therefore generate unrelated business taxable income ("UBTI") for federal and perhaps state income tax purposes for pension funds, Keogh plans, individual retirement accounts and other tax-exempt investors (and may have other adverse tax consequences for certain tax-exempt investors, e.g., the receipt of any UBTI by a charitable remainder trust would cause all income from all sources to be taxable to such a trust). Accordingly, such prospective investors are urged to consult their own tax advisers concerning possible federal, state, local and non-U.S. tax consequences from an investment in the Fund.

        Certain Considerations For Non-U.S. Investors. The discussion under this heading applies to certain Members who are not "U.S. persons" as determined for U.S. federal income tax purposes ("non-U.S. members"). The term "U.S. person" means:

     -  a citizen or individual resident of the United States;

     - a corporation or partnership created or organized under the laws of the United States or any political subdivision thereof or therein;

     - an estate the income of which is subject to U.S. federal income taxation regardless of source; or

     - a trust if (a) a U.S. court is able to exercise primary supervision over the administration of the trust and one or more U.S. persons has the authority to control all substantial decisions of the trust or (b) the trust was in existence on August 20, 1996 and properly elected to continue to be treated as a U.S. person.

        Given the nature of the investment activities of the Fund (the activities of which would be attributed to the members), the Fund believes that a non-U.S. member generally should not be subject to regular U.S. federal income taxation on his, her or its allocable share of Fund income where such member's nexus with the U.S. is solely as a result of an investment in Units. No prohibition exists on the nature of investment activities of private funds in which the Fund invests, and thus no assurances can be given in this regard. Fund allocations of dividends and certain interest income to non-U.S. members will be subject to U.S. withholding tax of 30% (unless reduced or eliminated by an applicable treaty).


        If, contrary to expectations, the Fund were treated as being engaged in a U.S. trade or business, then each non-U.S. member generally would be subject to regular U.S. federal income taxation on his, her or its allocable share of Fund income. In such case, each non-U.S. member would be required to file a U.S. federal income tax return reporting his, her or its allocable share of Fund income attributable to the conduct of a U.S. trade or business and to pay U.S. federal income tax at regular U.S. rates on that income. In addition, the Fund would be required to withhold and pay over to the IRS certain amounts with respect to such income. Any amount so withheld would be creditable against the non-U.S. member's ultimate U.S. federal income tax liability, and the non-U.S. member would be entitled to a refund to the extent that the amount withheld exceeded such member's U.S. federal income tax liability for the taxable year. Finally, a corporate non-U.S. member's allocable share of Fund income may be subject to a 30% U.S. branch profits tax.


        Different rules from those described above apply in the case of non-U.S. members subject to special treatment under U.S. federal income tax law, including a non-U.S. member:

     - who has an office or fixed place of business in the U.S. or is otherwise carrying on a U.S. trade or business;

     - who is an individual present in the U.S. for 183 or more days or has a "tax home" in the U.S. for U.S. federal income tax purposes;

     -  who is a former citizen or resident of the U.S.; or

     - that is a controlled foreign corporation, a foreign insurance company that holds Units in connection with a U.S. trade or business, a foreign personal holding company or a corporation that accumulates earnings to avoid U.S. federal income tax.

        NON-U.S. MEMBERS ARE URGED TO CONSULT THEIR U.S. TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF INVESTING IN THE FUND.

        State, Local and Non-U.S. Tax Consequences. In addition to the federal income tax consequences described above, the Members, the Fund and the entities in which the Fund invests may be subject to various state, local and non-U.S. taxes. A Member's allocable share of Fund income, gain, loss, deduction and expense may be required to be included in determining such Member's reportable income for state, local and non-U.S. tax purposes. In addition, state, local and non-U.S. taxation of Fund tax items may differ from the treatment of such items for federal income tax purposes.

        The Board of Managers has sole and absolute discretion to file or not to file composite, group or similar state, local and non-U.S. tax returns on behalf of the Members (where and to the extent permissible under applicable law). If the Board of Managers decides to make any such composite, group or similar filing, such a filing would eliminate a Member's filing requirement in such a jurisdiction arising by reason of an investment in the Fund. Each Member will be required to execute any relevant documents (including a power of attorney authorizing such a filing), to furnish any relevant information and otherwise to do anything necessary in order to facilitate any such composite, group or similar filing. Any taxes paid by the Fund in connection with any such composite, group or similar filing will be treated as an advance to the relevant Members (with interest being charged thereon) and will be recouped by the Fund out of any distributions subsequently made to the relevant Members. Such advances may be funded by the Managing Member or an affiliate thereof (with interest thereon). Both the deduction for interest payable by the Fund to the Managing Member (or an affiliate thereof) with respect to such advances, and the corresponding income from interest received by the Fund from relevant Members will be specially allocated to such Members, and such interest expense may be subject to limitations on deductibility (see "Investment Interest Limitation" above). Such taxes may be higher or lower than what a

Member's state, local or non-U.S. tax liability would be in the absence of such a composite, group or similar filing.

        PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE STATE, LOCAL AND NON-U.S. TAX CONSEQUENCES OF ACQUIRING, HOLDING AND DISPOSING OF UNITS.

                              ERISA CONSIDERATIONS

General

        The Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and Section 4975 of the Internal Revenue Code of 1986, as amended (the "Code"), impose certain restrictions on (a) employee benefit plans (as defined in Section 3(3) of ERISA) that are subject to Title I of ERISA, (b) plans (as defined in Section 4975(e)(1) of the Code) that are subject to Section 4975 of the Code, including individual retirement accounts or Keogh plans, (c) any entities whose underlying assets include plan assets by reason of a plan's investment in such entities (each of (a), (b) and (c), a "Plan") and (d) persons who have certain specified relationships to Plans ("Parties in Interest" under ERISA and "Disqualified Persons" under the Code). Moreover, based on the reasoning of the United States Supreme Court in John Hancock Life Ins. Co. v. Harris Trust and Sav. Bank, 114 S. Ct. 517 (1993), an insurance company's general account may be deemed to include assets of the Plans investing in the general account (e.g., through the purchase of an annuity contract), and such insurance company might be treated as a Fiduciary or Party in Interest with respect to a Plan by virtue of such investment. ERISA also imposes certain duties on persons who are fiduciaries of Plans subject to ERISA, and ERISA and
Section 4975 of the Code prohibit certain transactions between a Plan and Parties in Interest or Disqualified Persons with respect to such Plan. Violations of these rules may result in the imposition of excise taxes and other penalties and liabilities under ERISA and the Code. Because the Fund is registered under the Investment Company Act, the underlying assets of the Fund would not be deemed to include "plan assets" pursuant to regulations issued by the U.S. Department of Labor, and the Managing Member would not be a fiduciary.

        Prior to making an investment in the Units, prospective Plan investors should consult with their legal advisers concerning the impact of ERISA and the Code and the potential consequences of such investment with respect to their specific circumstances. Moreover, each Plan fiduciary should take into account, among other considerations, whether the fiduciary has the authority to make the investment; whether the investment constitutes a direct or indirect transaction with a Party in Interest or Disqualified Person; the composition of the Plan's portfolio with respect to diversification by type of asset; the Plan's funding objectives; the tax effects of the investment; and whether under the general fiduciary standards of investment prudence and diversification an investment in the Units is appropriate for the Plan, taking into account the overall investment policy of the Plan and the composition of the Plan's investment portfolio. Governmental plans, foreign pension plans and certain church plans are not generally subject to the fiduciary responsibility provisions of ERISA or the provisions of Section 4975 of the Code.

        The sale of any Units to a Plan is in no respect a representation by the Fund that such an investment meets all relevant legal requirements with respect to investments by Plans generally or any particular Plan, or that such an investment is appropriate for Plans generally or any particular Plan.

        This summary does not include all of the fiduciary investment considerations relevant to ERISA-Covered Plans and should not be construed as legal advice or a legal opinion. Prospective investors should consult with their own counsel on these matters.

        This summary is based on provisions of ERISA and the Code as of the date hereof. This summary does not purport to be complete and is qualified in its entirety by reference to ERISA and the Code. No assurance can be given that future legislation, administrative regulations or rulings in court decisions will not significantly modify the requirements summarized herein. Any such changes may be retroactive and thereby apply to transactions entered into prior to the date of their enactment or release.

                              DESCRIPTION OF UNITS

        The Fund has been formed as a Delaware limited liability company and as such is governed by Delaware law and an operating agreement (the "Operating Agreement") that defines many of the rights and responsibilities of the Board of Managers and members. A copy of the form of Operating Agreement is attached hereto as Appendix A. Investors will become Members of the Fund, which will establish a capital account for each Member. Capital contributions and a Member's share of items of income and gain will be credited to such Member's capital account and a Member's distributions and share of items of loss, deduction and expense will be debited from such Member's capital account. See "Capital Accounts, Allocations and Distributions." The fiscal year of the Fund ends on December 31.

Summary of Limited Liability Company Operating Agreement

        The Operating Agreement governs the relationships, rights and obligations of the investors in the Fund. The following is intended only as a summary of certain provisions of the Operating Agreement not discussed elsewhere in this prospectus. The Operating Agreement is subject to the provisions of the Investment Company Act. The statements made herein do not purport to be complete and are qualified by reference to the Operating Agreement. Prospective investors should study the entire Operating Agreement before signing the Subscription Agreement.

        Fund Capital. Except as specifically provided in the Operating Agreement, no investor is entitled to interest on any capital contribution to the Fund or on such investor's capital account. Except as otherwise provided in the Operating Agreement, no investor has the right to withdraw, or to receive any return of, such investor's capital contribution. No investor is required to make any additional capital contributions to the Fund beyond the amount of the investor's subscription. See "Liability of Members" below.

        Voting Rights of Investors. Investors cannot participate in the management or control of the Fund. However, the Operating Agreement provides that, subject to certain conditions described below, the investors may vote on or approve certain Fund matters. Upon notification to the Fund, investors may obtain a list of the names and addresses (if known) of all of the investors for a purpose reasonably related to such investor's interest as an investor in the Fund.

        Subject to the provisions described below, the investors may: (i) to the extent required by the Investment Company Act, approve or disapprove and remove the members of the Board of Managers; (ii) to the extent required by the Investment Company Act, approve or disapprove any proposed investment advisory contract or disapprove and terminate any such existing contract; provided, however, that such contracts are also approved by a majority of the members of the Board of Managers who are not parties to such contract or "interested persons" of any such party as such term is defined in the Investment Company Act; (iii) to the extent required by the Investment Company Act, ratify or reject the appointment of the independent accountants of the Fund; (iv) to the extent required by the Investment Company Act, terminate the Fund's independent accountants; (v) to the extent required by the Investment Company Act, consent to the dissolution of the Fund; (vi) select a liquidator in certain limited circumstances; (vii) approve certain limited amendments to the Operating Agreement; and (viii) approve any other matters related to the business of the Fund that the Investment Company Act requires to be approved by the investors so long as the Fund is subject to the provisions of the Investment Company Act; provided, however, that, prior to the exercise of any such right of approval, the Board of Managers amend the Operating Agreement to reflect such additional voting right.

        The Fund shall vote Units for which it receives no voting instructions in the same proportion as the Units for which it receives voting instructions.


        Transferability of Units. Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board of Managers, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws. An attempted transfer made without such consent is null and void and may subject the Member to indemnification responsibilities with respect to the other Members and the Fund. The consent of the Board of Managers to a request by a Member to transfer his, her, or its Units to a family member, trust, or other similar person or entity for estate planning purposes will not be unreasonably withheld. Substituted or additional Members may be admitted only with the consent of the Board of Managers, which will consider the suitability of the Units as an investment for such prospective Member and which may require such prospective Member to provide the Fund with an opinion of counsel regarding the tax or regulatory effects of such admission. A Member will be responsible for all costs associated with an attempted or realized transfer of any portion of its Units, whether or not the Board of Manager consents to such transfer.


        The issuance of Units is not subject to any preemptive rights, redemption rights or sinking fund and Units are not convertible into any other security of the Fund.

Liability of Members

        Members will not be liable for any obligations of the Fund in excess of their capital account balance, plus their share of undistributed profits. If, however, a Member receives a distribution from the Fund and after such distribution the liabilities of the Fund exceed the fair value of the Fund's assets (and had knowledge of this fact at the time of the distribution) such Member may be required to return such distribution to the Fund. The Fund has no intention of making such a distribution. Members will not have the right to a return of their capital contribution except in accordance with the distribution provisions of the Operating Agreement.

Duty of Care

        The Operating Agreement provides that the members of the Board of Managers shall not be (a) personally liable to the Fund for the debts, obligations or liabilities of the Fund, (b) obligated to cure any deficit in any capital account, (c) required to return all or any portion of any capital contribution, or (d) required to lend any funds to the Fund. The Operating Agreement also provides that no member of the Board of Managers, appropriate officer, member, investment adviser, distributor or selling agent of or for the Units of the Fund, or any of their respective affiliates, shareholders, partners, officers, directors, members, employees, agents and representatives shall have any liability, responsibility, or accountability in damages or otherwise to any member or the Fund for any action or inaction on the part of the Fund or otherwise in connection with the business or affairs of the Fund. The Operating Agreement contains provision for the indemnification, to the extent permitted by law, of the Board of Managers, appropriate officers, members, investment advisers, distributor or selling agent and any of their respective affiliates, shareholders, partners, officers, directors, members, employees, agents and representatives by the Fund, but not by the members individually, against any liability and expense to which any of them may become liable which arises out of or in connection with the performance of their activities on behalf of the Fund. The rights of indemnification and exculpation provided under the Operating Agreement do not provide for indemnification against any liability to which the indemnified person would otherwise be subject to as a result of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the Operating Agreement.

Amendment of the Operating Agreement

        Subject to the requirements of the Investment Company Act, the Board of Managers may adopt amendments without a vote of the Members provided such amendments do not impair the limited liability of the members, adversely affect the tax status of the Fund as a partnership or increase the amounts distributed to the investment adviser while decreasing the amounts distributed to other members.

        To the extent required by the Investment Company Act, the Board of Managers shall submit all proposals validly presented to the Board of Managers to the Members for a vote. Proposals approved by the Board of Managers will be adopted with the affirmative vote of a majority of the Members; proposals which do not have the approval of the Board of Managers require the vote of more than 67% of the Members for adoption.

Power of Attorney

        By purchasing an interest in the Fund, each Member will appoint each member of the Board of Managers and appropriate officers of the Fund as his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuation of the Fund as a limited liability company under Delaware law or signing instruments effecting authorized changes in the Fund or the Operating Agreement or conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

        The power-of-attorney is a special power-of-attorney coupled with an interest and as such is irrevocable and continues in effect until expressly withdrawn or the investor ceases to be a Member subject to and in accordance with the Operating Agreement.

Term, Dissolution and Liquidation

        The Fund will be dissolved:

     - on the final distribution of its assets as provided in the Operating Agreement;

     - upon election by the Board of Managers and subject, to the extent required by the Investment Company Act, to the consent of the Members;

     -  upon voluntary bankruptcy, liquidation or other dissolution of the Fund;

     - on the sale or other disposition at any one time of all or substantially all of the assets of the Fund; or

     -  as required by operation of law.

        Upon the occurrence of any event of dissolution, the Board of Managers or a liquidator appointed by the Board of Managers, will be charged with winding up the affairs of the Fund and liquidating its assets. Items of income, gain, loss, deduction and expense during the fiscal period including the period of liquidation will be allocated as described in the section titled "Capital Accounts, Allocations and Distributions."


        Upon the dissolution of the Fund, its assets are to be distributed (1) first, to satisfy the debts, liabilities and obligations of the Fund, other than debts to Members including actual or anticipated liquidation expenses, (2) next, to satisfy debts owing to Members, and (3) finally, to Members proportionately in accordance with the balances in their respective capital accounts, which in the case of the Investment Adviser will include allocations of income, if any, attributable to the Investment Adviser's Incentive Carried Interest. Assets may be distributed in kind on a pro rata basis if the Investment Adviser or a liquidator determines that such a distribution would be in the interests of the Members in facilitating an orderly liquidation.

                              SELLING ARRANGEMENTS

Distributor

        Units are offered for sale by Charles Schwab & Co., Inc. (the "Distributor"), a registered broker-dealer and the Fund's distributor. Charles Schwab & Co., Inc. is a member of the Securities Investor Protector Corporation and New York Stock Exchange. The Distributor is a wholly owned subsidiary of The Charles Schwab Corporation, the parent company of U.S. Trust Corp. and an affiliate of the Investment Adviser. The Distributor has entered into a Distribution Agreement with the Fund pursuant to which the Distributor has agreed to act as the principal distributor for the Units. This agreement is an agency agreement only and places the Distributor under no obligation to use its best efforts to sell the Units or otherwise solicit or promote transactions in such Units. The Distributor will not at any time purchase any Units for its own account and its sole function is to promote the sale of the Units. The Distributor is located at 101 Montgomery Street, San Francisco, California 94101.

        The Investment Adviser has agreed to reimburse the Distributor its out-of-pocket expenses incurred in connection with this offering. Pursuant to the Distribution Agreement, the Distributor will enter into an agreement with UST Securities Corp. (the "Selling Agent") relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers. The maximum commission or discount to be received by any member of the National Association of Securities Dealers, Inc. or independent broker-dealer will not be greater than eight (8) percent of the maximum proceeds of the offering. The Distributor, however, will not receive any commissions or discount in connection this offering.

        The Fund has agreed to indemnify the Distributor against certain civil liabilities, including liabilities under the federal securities laws. However, such indemnification is subject to the provisions of Section 17(i) of the Investment Company Act which provides, in part, that no agreement shall contain a provision which protects or purports to protect any principal underwriter against any liability to the Fund or its security holders to which such principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such agreement.

                                  LEGAL MATTERS

        The validity of the Units offered hereby will be passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP.

                              INDEPENDENT AUDITORS

        Ernst & Young, LLP are the independent auditors of the Fund. Ernst & Young, LLP is located at 200 Clarendon Street, Boston, Massachusetts 02116.

                              AVAILABLE INFORMATION

        The Fund is required to file reports with the Securities and Exchange Commission. Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Call l-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009. You may obtain a prospectus relating to the Fund by contacting the Fund at (203) 352-4494.

        Investors should rely only on the information contained in this prospectus. Neither the Fund nor the Distributor has authorized any other person to provide investors with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the Distributor, nor any selling agent, is making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. Investors should assume that the information appearing in this prospectus is accurate as of the date on the front cover of this prospectus only. The Fund's business, financial condition, results of operations and prospectus may have changed since that date.

                               REPORTS TO MEMBERS

        The Fund will furnish to its members annual reports containing audited financial statements and such other periodic reports as it may determine to furnish or as may be required by law. The Fund does not intend to hold annual meetings of their Unitholders.

                              FINANCIAL STATEMENTS

        The following comprise the financial statements of the Fund:

        -      Report of Independent Auditors

        -      Statement of Assets and Liabilities; and

        -      Notes to Financial Statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
                -------------------------------------------------



To the Members and Board of Managers of Excelsior Buyout Investors, LLC:

We have audited the accompanying statement of assets and liabilities of Excelsior Buyout Investors, LLC (the "Fund"), as of March 13, 2003. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Excelsior Buyout Investors, LLC at March 13, 2003 in conformity with accounting principles generally accepted in the United States.



                                                   ERNST & YOUNG LLP


Boston, Massachusetts
March 25, 2003

Excelsior Buyout Investors, LLC
Statement of Assets and Liabilities
March 13, 2003



   ASSETS:
    Cash.............................................              $    100,000
    Deferred Offering Costs..........................                   405,000
                                                                  -------------
      Total Assets...................................                   505,000

   LIABILITIES:
    Offering Costs Payable...........................                   405,000
                                                                  -------------
      Total Liabilities..............................                   405,000
                                                                  -------------

   NET ASSETS........................................              $    100,000
                                                                  =============

   NET ASSETS CONSIST OF:
    Paid-in capital..................................              $    100,000
                                                                  -------------
   Total Net Assets..................................              $    100,000
                                                                  =============

   Units of Membership interests outstanding (no par value,
       100,000 authorized)...........................                       100
                                                                  =============
   NET ASSET VALUE PER UNIT..........................              $   1,000.00
                                                                  =============


 Notes to Financial Statement are an integral part of these Financial Statements

                         EXCELSIOR BUYOUT INVESTORS, LLC

                          NOTES TO FINANCIAL STATEMENTS

                                 March 13, 2003



1. ORGANIZATION

Excelsior Buyout Investors, LLC (the "Fund") is a newly organized, non-diversified, closed-end management investment company that has registered its securities under the Securities Act of 1933, as amended (the "Securities Act") and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund has had no operations other than the sale and issuance of 100 shares at an aggregate purchase price of $100,000 to Excelsior Buyout Management, LLC (the "Managing Member").

2. ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

3. AGREEMENTS

U.S. Trust Company ("U.S. Trust") serves as the Investment Adviser to the Fund pursuant to an Investment Advisory Agreement with the Fund. In return for its services and expenses which U.S. Trust assumes under the Investment Advisory Agreement, the Fund will pay U.S. Trust, on a quarterly basis, a management fee at an annual rate equal to 1.00% of the Fund's average quarterly net assets, determined and payable at the end of each fiscal quarter. U.S. Trust has agreed to waive this fee during the subscription period, which will end on the final subscription closing date (not later than September 30, 2003, subject to an extension).

The Managing Member is entitled to an Incentive Carried Interest in an amount equal to 5% of all distributions made to the members of the Fund in excess of their capital contributions, subject to prior payment to the members of a preferred return of 8%.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank N.A., as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund's custodian. In consideration for its services, the Fund pays PFPC an annual asset based fee of between 0.07% and 0.105%, subject to a minimum monthly fee. The Fund reimburses PFPC for out-of-pocket expenses.

4. CONTINGENT LIABILITIES

U.S. Trust has agreed to pay the organizational expenses of the Fund if the Fund receives less than $65,000,000 in subscriptions from its initial public offering of units. In the event the Fund does receive subscriptions totaling $65,000,000 or more, the Fund will pay its own organizational expenses, and each member's shares of the costs will be deducted from his or her initial capital contribution on or shortly after the final subscription closing. The Fund estimates organizational expenses to be $45,000, comprised of $5,000 for audit fees and $40,000 for legal and consulting fees.

5. OFFERING COSTS

The Fund estimates incurring offering expenses of $405,000, comprised of $230,000 for legal and consulting, $25,000 for audit related services, $50,000 for printing, $15,000 for advertising and marketing, $55,000 for registration fees, and $30,000 in other offering costs. Each member's share of these costs will be deducted from his or her capital contribution on or shortly after the final subscription closing.

6. FEDERAL INCOME TAXES

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

         Part B:         Not applicable.

      2.   Exhibits

             (a)    (1)  Certificate of Formation of Limited Liability Company
                         filed January 7, 2003.*
                    (2) Certificate of Amendment of the Fund filed February 7, 2003.**
                    (3)  Form of Limited Liability Company Operating
                         Agreement.**
             (b)         Not applicable.
             (c)         Not applicable.
             (d) Specimen Certificate of the Fund's Units, the rights of holders of which are defined in Exhibit(a)(3).**
             (e)         Not applicable.
             (f)         Not applicable.
             (g) Form of Investment Advisory Agreement between the Fund and U.S. Trust Company**
             (h)         (1)  Form of Distribution Agreement between the Fund
                              and Charles Schwab & Co., Inc.**
                         (2) Form of Selling Agent Agreement between Charles Schwab & Co., Inc., the Fund and UST Securities Corporation.**
             (i)         Not applicable.
             (j)         (1)  Form of Custodian Services Agreement between the
                              Fund and PFPC Trust Company.***
                         (2) Form of Administration, Accounting and Investor Services Agreement between the Fund and PFPC Inc.**
                         (3) Form of Escrow Agreement among the Fund, PNC Bank, Delaware and PFPC Inc.**
             (k)         Not applicable.
             (l) Form of Opinion and consent of Paul, Hastings, Janofsky & Walker LLP.**
             (m)         Not applicable.
             (n)         (1)  Form of Opinion and consent of Paul, Hastings,
                              Janofsky & Walker LLP as to certain tax matters.**
                         (2) Form of Consent of Ernst & Young, LLP independent auditors.**
             (o)         Not applicable.
             (p)         (1)  Subscription Agreement for investment in Units of
                              the Fund.**
                         (2)  Agreement with respect to Seed Capital.**
             (q)         Not applicable.
             (r)         (1)  Code of Ethics of the Fund.**
                         (2) Code of Ethics of U.S. Trust Company, and the selling agents.**
                         (3)  Code of Ethics of the Distributor.**
             (s)         (1)  Power of Attorney.*

* Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on January 17, 2003 (accession number 0001116679-03-000090).
** Filed with the Registration Statement on Form N-2 (File Nos. 333-102578 and 811-21283) on April 1, 2003 (accession number 0001116679-03-001138).
***  Filed  with  with  the  Registration  Statement  on  Form  N-2  (File  Nos.
     333-102578   and   811-21283)   on  April  16,   2003   (accession   number
     0001116679-03-001217).

Item 25. MARKETING ARRANGEMENTS

        See the Distribution Agreement and Form of Selling Agent Agreement filed as Exhibits 2(h)(1) and (2) to the Fund's Registration Statement on April 1, 2003 as well as the Fund's prospectus under the caption "Selling Arrangements."

Item 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

        The following table sets forth the estimated expenses, payable by the Fund, in connection with the issuance and distribution of the securities covered by this registration statement.

                  Securities and Exchange Commission fees.....  $ 55,000
                  Printing....................................  $ 50,000
                  Legal fees and expenses.....................  $230,000
                  Miscellaneous...............................  $ 70,000
                                                                --------
                                   Total......................  $405,000

Item 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

        Upon conclusion of the public offering of the Fund's shares, it is anticipated that no person will be controlled by or under common control with the Fund.

Item 28. NUMBER OF HOLDERS OF SECURITIES AS OF MAY 29, 2003

        One.

Item 29.INDEMNIFICATION

        See the Limited Liability Company Operating Agreement, the Investment Advisory Agreement and the Distribution Agreement of the Fund filed as Exhibits
(a)(3), (g) and (h)(1), respectively to the Fund's Registration Statement on April 1, 2003.

Item 30. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

        U.S. Trust Company, the Fund's Investment Adviser, provides asset management, private banking and fiduciary services. For the names and principal businesses of the directors and certain senior executive officers of U.S. Trust Company, including those who are engaged in any other business, profession, vocation or employment of a substantial nature, see the Fund's prospectus under the caption "Management."

Item 31. LOCATION OF ACCOUNTS AND RECORDS

        The accounts and records of the Fund will be maintained at the office of PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 32. MANAGEMENT SERVICES

      Except as described in the Prospectus under the caption "Management," the Fund is not a party to any management service related contract.

Item 33. UNDERTAKINGS

        The Fund undertakes to suspend the offering of its common shares until it amends its prospectus if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        The Fund additionally undertakes, pursuant to Rule 415 under the Securities Act, as follows:

        (a) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

             (1) To include any prospectus required by Section 10(a)(3) of the Securities Act;

             (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

             (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

        (b) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

        (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day of May, 2003.

                               EXCELSIOR BUYOUT INVESTORS, LLC

                               By:/s/ Douglas A. Lindgren
                                  ----------------------------------------------
                                       Douglas A. Lindgren
                                       (Authorized Signatory)

        Each person whose signature appears below hereby appoints Douglas A. Lindgren his true and lawful attorney-in-fact, with full power of such attorney-in-fact to sign on his behalf, individually and in each capacity stated below, any and all amendments (including post-effective amendments) to the registration statement of Excelsior Buyout Investors, LLC and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

        Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                      Title                              Date

/s/ Douglas A. Lindgren        Principal Executive Officer and    May 29, 2003
--------------------------     Manager
Douglas A. Lindgren

/s/ Robert F. Aufenanger       Chief Financial Officer            May 29, 2003
--------------------------
Robert F. Aufenanger